Document And Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Entity Registrant Name	Sino Agro Food, Inc.
Entity Central Index Key	0001488419
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2013

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 9,391,449	$ 8,424,265	$ 1,387,908
Inventories	18,887,433	17,114,755	4,435,445
Cost and estimated earnings in excess of billings on uncompleted contracts	1,286,775	2,336,880	456,104
Deposits and prepaid expenses	52,091,997	47,308,857	14,868,838
Accounts receivable, net of allowance for doubtful accounts	82,373,870	52,948,350	27,531,915
Due from related parties		0	15,820,752
Other receivables	6,374,272	5,954,248	9,688,871
Total current assets	170,405,796	134,087,355	74,189,833
Property and equipment
Property and equipment, net of accumulated depreciation	21,019,253	19,946,302	2,667,765
Construction in progress	38,089,142	24,492,510	3,577,869
Land use rights, net of accumulated amortization	56,379,855	55,733,246	56,507,470
Total property and equipment	115,488,250	100,172,058	62,753,104
Other assets
Goodwill	724,940	724,940	724,940
Proprietary technologies, net of accumulated amortization	7,906,667	8,114,624	6,977,675
Long term accounts receivable		0	5,936,718
License rights	1	1	1
Unconsolidated equity investee		0	1,258,607
Total other assets	8,631,608	8,839,565	14,897,941
Total assets	294,525,654	243,098,978	151,840,878
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses	8,368,834	5,762,643	1,202,104
Billings in excess of costs and estimated earnings on uncompleted contracts	922,375	2,790,084	1,962,119
Due to a director	3,257,085	3,345,803	289,764
Dividends payable	0	951,308	155,957
Other payables	10,259,178	6,654,478	11,968,148
Due to related parties		0	867,413
Short term bank loan	2,265,849	3,181,927	0
Liabilities, Current	25,073,321	22,686,243	16,445,505
Non-current liabilities
Deferred dividends payable	3,146,987	3,146,987	0
Long term debts	178,031	175,006	0
Liabilities, Noncurrent	3,325,018	3,321,993	0
Commitments and contingencies
Stockholders' equity
Preferred stock value		0	0
Common stock: $0.001 par value (130,000,000 shares authorized, 100,004,850 and 67,034,262 shares issued and oustanding as of December 31, 2012 and December 31, 2011, respectively)	120,174	100,005	67,034
Additional paid - in capital	100,615,051	91,216,428	72,794,902
Retained earnings	134,574,019	103,864,308	50,395,444
Accumulated other comprehensive income	5,139,044	3,868,274	3,446,838
Treasury stock	(1,250,000)	(1,250,000)	(1,250,000)
Total Sino Agro Food, Inc. and subsidiaries stockholders' equity	239,205,288	197,809,015	125,461,218
Non - controlling interest	26,922,027	19,281,727	9,934,155
Total stockholders' equity	266,127,315	217,090,742	135,395,373
Total liabilities and stockholders' equity	294,525,654	243,098,978	151,840,878
Series A Preferred Stock [Member]
Stockholders' equity
Preferred stock value	0	0	0
Total stockholders' equity		0	0
Series B Convertible Preferred Stock [Member]
Stockholders' equity
Preferred stock value	7,000	10,000	7,000
Total stockholders' equity		10,000	7,000
Series F Non Convertible Preferred Stock [Member]
Stockholders' equity
Preferred stock value		0	0
Total stockholders' equity		$ 0	$ 0

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Jun. 30, 2013 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Jun. 30, 2013 Series F Non Convertible Preferred Stock [Member]	Dec. 31, 2012 Series F Non Convertible Preferred Stock [Member]	Dec. 31, 2011 Series F Non Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000	100	100	100	10,000,000	10,000,000	10,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, share issued	0	10,000,100	7,000,100	100	100	100	7,000,000	10,000,000	7,000,000	0	0	0
Preferred stock, share outstanding	0	10,000,100	7,000,100	100	100	100	7,000,000	10,000,000	7,000,000	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	130,000,000	130,000,000	130,000,000
Common stock, shares issued	120,173,827	100,004,850	67,034,262
Common stock, shares oustanding	120,173,827	100,004,850	67,034,262

CONSOLIDATED STATEMENTS OF INCOME AND OTHER COMPREHENSIVE INCOME (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Continuing operations
Revenue	$ 54,400,329	$ 25,348,287	$ 109,508,080	$ 41,328,303	$ 138,613,639	$ 51,879,903
Cost of goods sold	35,009,882	11,790,039	68,594,816	19,756,463	68,807,471	26,951,874
Gross profit	19,390,447	13,558,248	40,913,264	21,571,840	69,806,168	24,928,029
General and administrative expenses	(1,608,304)	(2,735,677)	(3,813,692)	(4,957,999)	(8,385,862)	(5,302,736)
Net income from operations	17,782,143	10,822,571	37,099,572	16,613,841	61,420,306	19,625,293
Other income (expenses)
Government grant	0	0	79,759	79,401	139,836	0
Other income	47,718	20,797	65,907	436,649	308,332	449,498
Gain on extinguishment of debts	498,025	562,361	1,051,013	817,513	1,666,386	987,518
Interest expenses	(54,958)	0	(112,010)	0	(282,320)	0
Net other income (expenses)	490,785	583,158	1,084,669	1,333,563	1,832,234	1,437,016
Net income before income taxes	18,272,928	11,405,729	38,184,241	17,947,404	63,252,540	21,062,309
Provision for income taxes	0	0	0	0	0	(31)
Net income from continuing operations	18,272,928	11,405,729	38,184,241	17,947,404	63,252,540	21,062,278
Less: Net (income) loss attributable to the non - controlling interest	(3,941,988)	(1,115,707)	(7,474,529)	(1,985,920)	(5,706,708)	(5,371,246)
Net income from continuing operations attributable to Sino Agro Food, Inc. and subsidiaries	14,330,940	10,290,022	30,709,712	15,961,484	57,545,832	15,691,032
Discontinued operations
Net income from discontinued operations					0	10,203,951
Less: Net income attributable to the non - controlling interest					0	0
Net income from discontinued operations attributable to the Sino Agro Food, Inc. and subsidiaries					0	10,203,951
Net income attributable to the Sino Agro Food, Inc. and subsidiaries	14,330,940	10,290,022	30,709,712	15,961,484	57,545,832	25,894,983
Other comprehensive income
Foreign currency translation gain	1,728,409	(73,645)	1,436,541	546,712	448,984	3,815,775
Comprehensive income	16,059,349	10,216,377	32,146,253	16,508,196	57,994,816	29,710,758
Less: other comprehensive (income) loss attributable to the non - controlling interest	(217,553)	23,878	(165,771)	(131,211)	(27,548)	(721,880)
Comprehensive income attributable to Sino Agro Food, Inc. and subsidiaries	$ 15,841,796	$ 10,240,255	$ 31,980,482	$ 16,376,985	$ 57,967,268	$ 28,988,878
Earnings per share attributable to Sino Agro Food, Inc. and subsidiaries common stockholders:
From continuing and discontinued operations Basic (in dollars per share)	$ 0.13	$ 0.14	$ 0.28	$ 0.22	$ 0.7	$ 0.43
From continuing and discontinued operations Diluted (in dollars per share)	$ 0.12	$ 0.13	$ 0.27	$ 0.2	$ 0.63	$ 0.39
Earnings per share attributable to Sino Agro Food, Inc. and subsidiaries common stockholders:
From continuing operations Basic (in dollars per share)					$ 0.7	$ 0.26
From continuing operations Diluted (in dollars per share)					$ 0.63	$ 0.23
Weighted average number of shares outstanding:
Basic (in shares)	115,366,595	73,836,392	110,403,819	71,312,129	82,016,910	60,158,210
Diluted (in shares)	122,366,595	80,836,392	117,403,819	78,312,129	92,016,910	67,158,210

CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY (USD $)	Total	Series A Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Series F Non Convertible Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2010	$ 101,051,881	$ 0	$ 7,000	$ 0	$ 55,474	$ 0	$ 58,586,362	$ 25,019,971	$ 3,804,116	$ 13,578,958
Balance (in shares) at Dec. 31, 2010		100	7,000,000	0	55,474,136	0
Issue of common stock - settlement of debts	11,512,386	0	0	0	15,619	0	11,496,767	0	0	0
Issue of common stock - settlement of debts (in shares)		0	0	0	15,619,397	0
Issue of common stock - services rendered	1,620,000	0	0	0	1,800	0	1,618,200	0	0	0
Issue of common stock - services rendered (in shares)		0	0	0	1,800,000	0
Issue of common stock - employees' compensation	2,667,114	0	0	0	2,761	0	2,664,353	0	0	0
Issue of common stock - employees' compensation (in shares)		0	0	0	2,760,729	0
Common stock redeemed at stated value for cancellation	(1,579,400)	0	0	0	(8,620)	0	(1,570,780)	0	0	0
Common stock redeemed at stated value for cancellation (in shares)		0	0	0	(8,620,000)	0
Purchases of treasury stock	(1,250,000)	0	0	0	0	(1,250,000)	0	0	0	0
Purchases of treasury stock (in shares)		0	0	0	0	(1,000,000)
Disposal of HYT group	(13,189,102)	0	0	0	0	0	0	0	(3,451,173)	(9,737,929)
Net income for the year - Continuing operation	21,062,278	0	0	0	0	0	0	15,691,032	0	5,371,246
Net income for the year - Discontinued operation	10,203,951				0	0	0	10,203,951	0	0
Dividends	(519,510)	0	0	0	0	0	0	(519,510)	0	0
Foreign currency translation gain	3,815,775	0	0	0	0	0	0	0	3,093,895	721,880
Balance at Dec. 31, 2011	135,395,373	0	7,000	0	67,034	(1,250,000)	72,794,902	50,395,444	3,446,838	9,934,155
Balance (in shares) at Dec. 31, 2011		100	7,000,000	0	67,034,262	(1,000,000)
Issue of common stock - settlement of debts (in shares)					20,168,977
Net income for the year - Continuing operation	17,947,404
Foreign currency translation gain	546,712
Balance at Jun. 30, 2012
Balance at Dec. 31, 2011	135,395,373	0	7,000	0	67,034	(1,250,000)	72,794,902	50,395,444	3,446,838	9,934,155
Balance (in shares) at Dec. 31, 2011		100	7,000,000	0	67,034,262	(1,000,000)
Issue of Series B convertible preferred stock	3,000	0	3,000	0	0	0	0	0	0	0
Issue of Series B convertible preferred stock (in shares)		0	3,000,000	0	0	0
Issue of common stock - settlement of debts	17,863,417	0	0	0	32,065	0	17,831,352	0	0	0
Issue of common stock - settlement of debts (in shares)		0	0	0	32,064,588	0
Issue of common stock - employees' compensation	362,400				906	0	361,494	0	0	0
Issue of common stock - employees' compensation (in shares)					906,000	0
Amortize discount- Convertible notes	228,680						228,680
Net income for the year - Continuing operation	63,252,540	0	0	0	0	0	0	57,545,832	0	5,706,708
Net income for the year - Discontinued operation	0
Business combination of subsidiaries	3,613,316					0	0	0	0	3,613,316
Dividends	(4,076,968)	0	0	0	0	0	0	(4,076,968)	0	0
Foreign currency translation gain	448,984	0	0	0	0	0	0	0	421,436	27,548
Balance at Dec. 31, 2012	217,090,742	0	10,000	0	100,005	(1,250,000)	91,216,428	103,864,308	3,868,274	19,281,727
Balance (in shares) at Dec. 31, 2012		100	10,000,000	0	100,004,850	(1,000,000)
Issue of common stock - settlement of debts (in shares)					20,168.977
Net income for the year - Continuing operation	38,184,241
Foreign currency translation gain	1,436,541
Balance at Jun. 30, 2013	$ 266,127,315

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income from continuing operations	$ 38,184,241	$ 17,947,404	$ 63,252,540	$ 21,062,278
Adjustments to reconcile net income to net cash from operations:
Depreciation	638,671	183,154	443,361	220,810
Amortization	976,294	1,138,176	1,934,909	1,043,181
Common stock issued for services and employee's compensation	181,200	2,139,057	2,229,657	2,139,057
Gain on extinguishment of debts	(1,051,013)	(817,513)	(1,666,386)	(987,518)
Changes in operating assets and liabilities:
Increase in inventories	(1,842,406)	(4,618,431)	(10,037,494)	(3,018,112)
Increase in deposits and prepaid expenses	(4,783,140)	(10,893,566)	(34,307,276)	(7,374,355)
Increase (decrease) in due to a director	8,264,907	346,076	12,239,470	(6,313,966)
Increase (decrease) in accounts payable and accrued expenses	2,606,191	(509,997)	3,330,443	833,667
(Decrease) increase in other payables	3,608,856	9,426,533	1,482,417	16,748,043
(Increase) decrease in accounts receivable	(29,425,520)	(5,173,526)	(18,142,198)	(18,250,484)
(Increase) decrease in cost and estimated earnings in excess of billings on uncompleted contracts	1,050,105	(1,966,711)	(1,880,776)	(456,104)
(Decrease) increase in billings in excess of costs and estimated earnings on uncompleted contracts	(1,867,709)	578,889	827,965	1,962,119
(Decrease) Increase in due to related parties	0	(52,321)	(867,413)	643,529
Decrease (Increase) in due from related parties			15,820,752	0
Decrease (increase) in other receivables	(420,024)	(839,683)	3,734,623	(3,651,677)
Net cash provided by operating activities	16,120,653	9,887,541	38,394,594	4,600,468
Cash flows from investing activities
Acquisition of proprietary technologies	0	(1,500,000)	(1,500,000)	0
Purchases of property and equipment	(490,323)	(20,423)	(10,756,744)	(252,346)
Proceeds of disposal of subsidiaries			0	557,700
Acquisition of land use rights	(490,323)	0
Investment in unconsolidated equity investee	0	(1,076,489)	0	(1,258,607)
Net cash outflow from business combination of subsidiaries less cash acquired			(6,893,349)	0
Business combination of a subsidiary		(2,499,184)
Payment for construction in progress	(13,596,632)	(6,626,688)	(19,185,878)	(1,346,394)
Net cash used in investing activities	(14,086,955)	(11,722,784)	(38,335,971)	(2,299,647)
Cash flows from financing activities
Proceeds From Long term debt			175,006	0
Non - controlling interest contribution	0	1,806,664	3,634,064	0
Proceeds from Short term debt			3,181,927	0
Dividends paid	(951,308)	(134,631)	(134,631)	(573,814)
Net cash (used in) provided by financing activities	(951,308)	1,672,033	6,856,366	(573,814)
Net cash provided by continuing operations			6,914,989	1,727,007
Cash flows from discontinued operations
Net cash provided by operating activities			0	0
Net cash used in investing activities			0	(3,137,885)
Net cash used in financing activities			0	0
Net cash used in discontinued operations			0	(3,137,885)
Effects on exchange rate changes on cash	(115,206)	1,467,667	121,368	(1,091,240)
Increase in cash and cash equivalents	967,184	1,304,457	7,036,357	(2,502,118)
Cash and cash equivalents, beginning of period	8,424,265	1,387,908	1,387,908	3,890,026
Cash and cash equivalents, end of period	9,391,449	2,692,365	8,424,265	1,387,908
Less: cash and cash equivalents at the end of the year - discontinued operation			0	0
Cash and cash equivalents at the end of the year - continuing operations			8,424,265	1,387,908
Supplementary disclosures of cash flow information:
Cash paid for interest	112,010	0	282,320	0
Cash paid for income taxes	0	0	0	31
Non - cash transactions
Common stock issued for settlement of debts	9,404,638	2,373,992	17,863,417	11,512,386
Series B Convertible preferred shares cancelled	(3,000)	0	3,000	0
Common stock issued for service and employee compensation			362,400	4,278,114
Common stock acquired for cancellation			0	(1,579,400)
Transfer to property and equipment from construction in progress			6,419,170	0
Transfer to land use rights from construction in progress			528,451	0
Settlement of land use rights payable in contra of disposal proceeds receivable			0	38,056,750
Disposal proceeds receivable from sale of subsidiaries, HYT and ZX			0	5,386,233
Purchases of treasury stock			$ 0	$ (1,250,000)

CORPORATE INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
1.	CORPORATE INFORMATION

Sino Agro Food, Inc. (the “Company” or “SIAF”) (formerly known as Volcanic Gold, Inc. and A Power Agro Agriculture Development, Inc.) was incorporated on October 1, 1974 in the State of Nevada.

The Company was engaged in the mining and exploration business but ceased its mining and exploring business on October 14, 2005. On August 24, 2007, the Company entered into a Merger and Acquisition Agreement with Capital Award Inc., a Belize corporation (“CA”) and its subsidiaries Capital Stage Inc. (“CS”) and Capital Hero Inc. (“CH”). Effective the same date, CA completed a reverse merger transaction with SIAF. SIAF acquired all the outstanding common stock of CA from Capital Adventure, a shareholder of CA, for 32,000,000 shares of the Company’s common stock.

On August 24, 2007 the Company changed its name from Volcanic Gold, Inc. to A Power Agro Agriculture Development, Inc. On December 8, 2007, the Company changed its name to Sino Agro Food, Inc.

On September 5, 2007, the Company acquired three existing businesses in the People’s Republic of China (the “PRC”):

(a)	Hang Yu Tai Investment Limited (“HYT”), a company incorporated in Macau, the owner of a 78% equity interest in ZhongXingNongMu Ltd (“ZX”), a company incorporated in the PRC;

(b)	Tri-way Industries Limited (“TRW”), a company incorporated in Hong Kong;

(c)
Macau Eiji Company Limited (“MEIJI”), a company incorporated in Macau, the owner of 75% equity interest in Enping City Juntang Town Hang Sing Tai Agriculture Co. Ltd. (“HST”), a PRC corporate Sino-Foreign joint venture. HST was dissolved in 2010.

On November 27, 2007, MEIJI and HST established a corporate Sino - Foreign joint venture, Jiang Men City Heng Sheng Tai Agriculture Development Co. Ltd. (“JHST”), a company incorporated in the PRC with MEIJI owning a 75% interest and HST owning a 25% interest.

On November 26, 2008, SIAF established Pretty Mountain Holdings Limited (“PMH”), a company incorporated in Hong Kong with an 80% equity interest. On May 25, 2009, PMH formed a corporate Sino-Foreign joint venture, Qinghai Sanjiang A Power Agriculture Co. Ltd. (“SJAP”), incorporated in the PRC, of which PMH owns a 45% equity interest. At the time, the remaining 55% equity interest in SJAP was owned by the following entities:

•	Qinghai Province Sanjiang Group Company Limited (English translation) (“Qinghai Sanjiang”), a company owned by the PRC with major business activities in the agriculture industry; and

•	Guangzhou City Garwor Company Limited (English translation) (“Garwor”), a private limited company incorporated in the PRC, specializing in sales and marketing.

SJAP is engaged in the business of manufacturing bio-organic fertilizer, livestock feed and development of other agriculture projects in the County of Huangyuan, in the vicinity of the Xining City, Qinghai Province, PRC.

In September 2009, the Company carried out an internal reorganization of its corporate structure and business, and formed a 100% owned subsidiary, A Power Agro Agriculture Development (Macau) Limited (“APWAM”), which was formed in Macau. APWAM then acquired PMH’s 45% equity interest in SJAP. By virtue of the acquisition, APWAM assumed all obligations and liabilities of PMH under the Sino Foreign Joint Venture Agreement. On May 7, 2010, Qinghai Sanjiang sold and transferred its equity interest in SJAP to Garwor. The State Administration for Industry and Commerce of Xining City Government of the PRC approved the sale and transfer. As a result, APWAM owned 45% of SJAP and Garwor owned the remaining 55%. This remains the case as of the date of this quarterly report (the “Report”).

On September 9, 2010, an application was submitted by the Company to the Companies Registry of Hong Kong for deregistration of PMH under Section 291AA of the Hong Kong Companies Ordinance. On January 28, 2011, PMH was dissolved.

The Company applied to form Enping City Bi Tao A Power Prawn Culture Development Co. Limited (“EBAPCD”), in which the Company would indirectly own a 25% equity interest on February 28, 2011.

On February 28, 2011, TRW applied to form a corporate joint venture, Enping City Bi Tao A Power Fishery Development Co., Limited (“EBAPFD”), incorporated in the PRC. TRW owned a 25% equity interest in EBAPFD. On November 17, 2011, TRW formed Jiang Men City A Power Fishery Development Co., Limited (“JFD”) in which it acquired a 25% equity interest, while withdrawing its 25% equity interest in EBAPFD. As of December 31, 2011, the Company had invested $1,258,607 in JFD. JFD operates an indoor fish farm. On January 1, 2012, the Company acquired an additional 25% equity interest in JFD for total cash consideration of $1,662,365. On April 1, 2012, the Company acquired an additional 25% equity interest in JFD for the amount of $1,702,580. The Company presently owns a 75% equity interest in JFD, representing majority of voting rights and controls its board of directors. As of January 1, 2012, the Company had consolidated the assets and operations of JFD.

On April 15, 2011, MEIJI applied to form Enping City A Power Cattle Farm Co., Limited (“ECF”), all of which the Company would indirectly own a 25% equity interest in on November 17, 2011. On January 1, 2012, the Company had invested $1,076,489 in ECF. On September 17, 2012 MEIJI formed Jiang Men City Hang Mei Cattle Farm Development Co., Limited (“JHMC”) and acquired additional 50% equity interest for $2,944,176 on September 30, 2012 while withdrawing its 25% equity interest in ECF. The Company presently owns 75% equity interest in JHMC, representing majority of voting right and controls its board of directors. As of September 30, 2012, the Company had consolidated the assets and operations of JHMC. During the quarter ended June 30, 2013, MEIJI further invested $400,000 in JHMC, respectively.

On July 18, 2011, the Company formed Hunan Shenghua A Power Agriculture Co., Limited (“HSA”), in which the Company owns a 26% equity interest, and SJAP owns a 50% equity interest with the Chinese partner owning the remaining 24%. During the quarter ended June 30, 2013, MEIJI and SJAP further invested $280,000 and $719,100 in HSA, respectively.

The Company’s principal executive office is located at Room 3801, Block A, China Shine Plaza, No. 9 Lin He Xi Road, Tianhe District, Guangzhou City, Guangdong Province, PRC, 510610.

The nature of the operations and principal activities of the Company and its subsidiaries are described in Note 2.2.

1.	CORPORATE INFORMATION
Sino Agro Food, Inc. (the “Company” or “SIAF”) (formerly known as Volcanic Gold, Inc. and A Power Agro Agriculture Development, Inc.) was incorporated on October 1, 1974 in the State of Nevada.

The Company was engaged in the mining and exploration business but ceased its mining and exploring business on October 14, 2005. On August 24, 2007, the Company entered into a Merger and Acquisition Agreement with Capital Award Inc., a Belize corporation (“CA”) and its subsidiaries Capital Stage Inc. (“CS”) and Capital Hero Inc. (“CH”). Effective the same date, CA completed a reverse merger transaction with SIAF. SIAF acquired all the outstanding common stock of CA from Capital Adventure, a shareholder of CA, for 32,000,000 shares of the Company’s common stock.

On August 24, 2007 the Company changed its name from Volcanic Gold, Inc. to A Power Agro Agriculture Development, Inc. On December 8, 2007, the Company changed its name to Sino Agro Food, Inc.

On September 5, 2007, the Company acquired three existing businesses in the People’s Republic of China (the “PRC”):

(a)	Hang Yu Tai Investment Limited (“HYT”), a company incorporated in Macau, the owner of a 78% equity interest in ZhongXingNongMu Ltd (“ZX”), a company incorporated in the PRC;

(b)	Tri-way Industries Limited (“TRW”), a company incorporated in Hong Kong;

(c)
Macau Eiji Company Limited (“MEIJI”), a company incorporated in Macau, the owner of 75% equity interest in Enping City Juntang Town Hang Sing Tai Agriculture Co. Ltd. (“HST”), a PRC corporate Sino-Foreign joint venture. HST was dissolved in 2010.

On November 27, 2007, MEIJI and HST established a corporate Sino - Foreign joint venture, Jiang Men City Heng Sheng Tai Agriculture Development Co. Ltd. (“JHST”), a company incorporated in the PRC with MEIJI owning a 75% interest and HST owning a 25% interest.

On November 26, 2008, SIAF established Pretty Mountain Holdings Limited (“PMH”), a company incorporated in Hong Kong with an 80% equity interest. On May 25, 2009, PMH formed a corporate Sino-Foreign joint venture, Qinghai Sanjiang A Power Agriculture Co. Ltd. (“SJAP”), incorporated in the PRC, of which PMH owned a 45% equity interest. At the time, the remaining 55% equity interest in SJAP was owned by the following entities:

•	Qinghai Province Sanjiang Group Company Limited (English translation) (“Qinghai Sanjiang”), a company owned by the PRC with major business activities in the agriculture industry; and

•	Guangzhou City Garwor Company Limited (English translation) (“Garwor”), a private limited company incorporated in the PRC, specializing in sales and marketing.

SJAP is engaged in the business of manufacturing bio-organic fertilizer, livestock feed and development of other agriculture projects in the County of Huangyuan, in the vicinity of the Xining City, Qinghai Province, PRC.

In September 2009, the Company carried out an internal reorganization of its corporate structure and business, and formed a 100% owned subsidiary, A Power Agro Agriculture Development (Macau) Limited (“APWAM”), which was formed in Macau. APWAM then acquired PMH’s 45% equity interest in SJAP. By virtue of the acquisition, APWAM assumed all obligations and liabilities of PMH under the Sino Foreign Joint Venture Agreement. On May 7, 2010, Qinghai Sanjiang sold and transferred its equity interest in SJAP to Garwor. The State Administration for Industry and Commerce of Xining City Government of the PRC approved the sale and transfer. As a result, APWAM owned 45% of SJAP and Garwor owned the remaining 55%. This remains the case as of the date of this annual report (the “Report”).

On September 9, 2010, an application was submitted by the Company to the Companies Registry of Hong Kong for deregistration of PMH under Section 291AA of the Hong Kong Companies Ordinance. On January 28, 2011, PMH was dissolved.

On February 15, 2011 and on March 29, 2011, the Company entered into an agreement and a memorandum of understanding (a “MOU”), respectively, to sell 100% equity interest in HYT group (including HYT and ZX) to Mr. Xin Ming Sun, a director of ZhongXingNong Nu Co., Ltd for $45,000,000, with an effective date of January 1, 2011.

The Company applied to form Enping City Bi Tao A Power Prawn Culture Development Co. Limited (“EBAPCD”), in which the Company would indirectly own a 25% equity interest on February 28, 2011.

On February 28, 2011, TRW applied to form a corporate joint venture, Enping City Bi Tao A Power Fishery Development Co., Limited (“EBAPFD”), incorporated in the PRC. TRW owned a 25% equity interest in EBAPFD. On November 17, 2011, TRW formed Jiang Men City A Power Fishery Development Co., Limited (“JFD”) in which it acquired a 25% equity interest, while withdrawing its 25% equity interest in EBAPFD. As of December 31, 2011, the Company had invested $1,258,607 in JFD. JFD operates an indoor fish farm. On January 1, 2012, the Company acquired an additional 25% equity interest in JFD for total cash consideration of $1,662,365. On April 1, 2012, the Company acquired an additional 25% equity interest in JFD for the amount of $1,702,580. The Company presently owns a 75% equity interest in JFD, representing majority of votes and controls its board of directors. As of December 31, 2012, the Company had consolidated the assets and operations of JFD.

On April 15, 2011, MEIJI applied to form Enping City A Power Cattle Farm Co., Limited (“ECF”), all of which the Company would indirectly own a 25% equity interest in on November 17, 2011. On January 1, 2012, the Company had invested $1,076,489 in ECF. On September 17, 2012 MEIJI formed Jiang Men City Hang Mei Cattle Farm Development Co., Limited (“JHMC”) and acquired additional 50% equity interest for $2,944,176 on September 30, 2012 while withdrawing its 25% equity interest in ECF. The Company presently owns 75% equity interest in JHMC, representing majority of votes and controls its board of directors. As of December 31, 2012, the Company had consolidated the assets and operations of JHMC.

On July 18, 2011, the Company formed Hunan Shenghua A Power Agriculture Co., Limited (“HSA”), in which the Company owns a 26% equity interest, and SJAP owns a 50% equity interest with the Chinese partner owning the remaining 24%. As of December 31, 2012, MEIJI and SJAP invested $130,000 and $425,000 in HSA, respectively.

The Company’s principal executive office is located at Room 3801, Block A, China Shine Plaza, No. 9 Lin He Xi Road, Tianhe District, Guangzhou City, Guangdong Province, PRC, 510610.

The nature of the operations and principal activities of the Company and its subsidiaries are described in Note 2.2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.1	FISCAL YEAR

The Company has adopted December 31 as its fiscal year end.

2.2	REPORTING ENTITY

The accompanying consolidated financial statements include the following entities:

Name of subsidiaries	Place of incorporation	Percentage of interest	Principal activities

Capital Award Inc. ("CA")	Belize	100% (12.31.2012: 100%) directly	Fishery development and holder of A-Power Technology master license.

Capital Stage Inc. ("CS")	Belize	100% (12.31.2012:100%) indirectly	Dormant

Capital Hero Inc. ("CH")	Belize	100% (12.31.2012:100%) indirectly	Dormant

Tri-way Industries Limited ("TRW")	Hong Kong, PRC	100% (12.31.2012: 100%) directly	Investment holding, holder of enzyme technology master license for manufacturing of livestock feed and bio-organic fertilizer and has not commenced its planned business of fish farm operations.

Macau Meiji Limited ("MEIJI")	Macau, PRC	100% (12.31.2012: 100%) directly	Investment holding, cattle farm development, beef cattle and beef trading

A Power Agro Agriculture Development (Macau) Limited ("APWAM")	Macau, PRC	100% (12.31.2012: 100%) directly	Investment holding

Jiang Men City Heng Sheng Tai Agriculture Development Co. Ltd ("JHST")	PRC	75% (12.31.2012: 75%) directly	Hylocereus Undatus Plantation ("HU Plantation").

Jiang Men City A Power Fishery Development Co., Limited ("JFD")	PRC	75% (12.31.2012: 75%) indirectly	Fish cultivation

Jiang Men City Hang Mei Cattle Farm Development Co., Limited ("JHMC")	PRC	75% (12.31.2012: 75%) indirectly	Beef cattle cultivation

Hunan Shenghua A Power Agriculture Co., Limited ("HSA")	PRC	26% directly and 50% indirectly (12.31.2012: 26% directly and 50% indirectly)	Manufacturing of organic fertilizer,livestock feed, and beef cattle and sheep cultivation, and plantation of crops and pastures

Name of variable interest entity	Place of incorporation	Percentage of interest	Principal activities

Qinghai Sanjiang A Power Agriculture Co., Ltd ("SJAP")	PRC	45% (12.31.2012: 45%) indirectly	Manufacturing of organic fertilizer,livestock feed, and beef cattle and plantation of crops and pastures

Name of unconsolidated equity investee	Place of incorporation	Percentage of interest	Principal activities

Enping City Bi Tao A Power Prawn Culture Development Co., Limited ("EBAPCD") (pending approval)	PRC	25% (12.31.2012: 25% indirectly)	Prawn cultivation

2.3	BASIS OF PRESENTATION

The consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).

Interim results are not necessarily indicative of results for a full year. The information included in this interim report should be read in conjunction with the information included in the Company’s annual report on Form 10-K for the fiscal year ended December 31, 2012.

2.4	BASIS OF CONSOLIDATION

The consolidated financial statements include the financial statements of the Company, its subsidiaries CA, CS, CH, TRW, MEIJI, JHST, JFD, JHMC, HSA and APWAM and its variable interest entity SJAP. All material inter-company transactions and balances have been eliminated in consolidation.

SIAF, CA, CS, CH, TRW, MEIJI, JHST, JFD, JHMC, HSA, APWAM and SJAP are hereafter referred to as (“the Company”).

2.5	BUSINESS COMBINATION

The Company adopted the accounting pronouncements relating to business combination (primarily contained in ASC Topic 805 “Business Combinations”), including assets acquired and liabilities assumed on arising from contingencies. These pronouncements established principles and requirement for how the acquirer of a business recognizes and measures in its financial statements he identifiable assets acquired, the liabilities assumed, and any non-controlling interest in the acquisition as well as provides guidance for recognizing and measuring the goodwill acquired in the business combination and determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. In addition, these pronouncements eliminate the distinction between contractual and non-contractual contingencies, including the initial recognition and measurement criteria and require an acquirer to develop a systematic and rational basis for subsequently measuring and accounting for acquired contingencies depending on their nature. The Company’s adoption of these pronouncements will have an impact on the manner in which it accounts for any future acquisitions.

2.6	NON - CONTROLLING INTEREST IN CONSOLIDATED FINANCIAL STATEMENTS

The Company adopted the accounting pronouncement on non-controlling interests in consolidated financial statements, which establishes accounting and reporting standards for the non-controlling interest in a subsidiary and for the deconsolidation of a subsidiary. This guidance is primarily contained in ASC Topic “Consolidation.” It clarifies that a non-controlling interest in a subsidiary is an ownership interest in the consolidated financial statements. The adoption of this standard has not had material impact on the Company’s consolidated financial statements.

2.7	USE OF ESTIMATES

The preparation of consolidated financial statements in conformity with US GAAP requires management to make assumptions and estimates that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods covered thereby. Actual results could differ from these estimates. Judgments and estimates of uncertainties are required in applying the Company’s accounting policies in certain areas. The following are some of the areas requiring significant judgments and estimates: determinations of the useful lives of assets, estimates of allowances for doubtful accounts, cash flow and valuation assumptions in performing asset impairment tests of long-lived assets, estimates of the realization of deferred tax assets and inventory reserves.

2.8	REVENUE RECOGNITION

The Company’s revenue recognition policies are in compliance with ASC 605. Sales revenue is recognized when all of the following have occurred: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the price is fixed or determinable, and (iv) the ability to collect is reasonably assured. These criteria are generally satisfied at the time of shipment when risk of loss and title passes to the customer.

License fee income is recognized on the accrual basis in accordance with the agreements.

Government grants are recognized when (i) the Company has substantially accomplished what must be done pursuant to the terms of the grant that are established by the local government; and (ii) the Company receives notification from the local government that the Company has satisfied all of the requirements to receive the government grants; and (iii) the amounts are received.

Revenues from the Company's fishery development services contracts are performed under fixed-price contracts. Revenues under long-term contracts are accounted for under the percentage-of-completion method of accounting in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 605, Revenue Recognition (“ASC 605”). Under the percentage-of-completion method, the Company estimates profit as the difference between total estimated revenue and total estimated cost of a contract and recognizes that profit over the contract term. The percentage of costs incurred determines the amount of revenue to be recognized. Payment terms are generally defined by the installation contract and as a result may not match the timing of the costs incurred by the Company and the related recognition of revenue. Such differences are recorded as either costs or estimated earnings in excess of billings on uncompleted contracts or billings in excess of costs and estimated earnings on uncompleted contracts. The Company determines a customer’s credit worthiness at the time an order is accepted. Sudden and unexpected changes in a customer’s financial condition could put recoverability at risk.

The percentage of completion method requires the ability to estimate several factors, including the ability of the customer to meet its obligations under the contract, including the payment of amounts when due. If the Company determines that collectability is not assured, the Company will defer revenue recognition and use methods of accounting for the contract such as the completed contract method until such time as the Company determines that collectability is reasonably assured or through the completion of the project.

For fixed-price contracts, the Company uses the ratio of costs incurred to date on the contract to management's estimate of the contract's total costs, to determine the percentage of completion on each contract. This method is used as management considers expended costs to be the best available measure of progression of these contracts. Contract costs include all direct material, subcontract and labor costs and those indirect costs related to contract performance, such as supplies, tool repairs and depreciation. The Company accounts for maintenance and repair services under the guidance of ASC 605 as the services provided relate to construction work. Contract costs incurred to date and expected total contract costs are continuously monitored during the term of the contract. Changes in job performance, job conditions, and estimated profitability arising from contract penalty, change orders and final contract settlements may result in revisions to the estimated profit ability during the contract. These changes, which include contracts with estimated costs in excess of estimated revenues, are recognized as contract costs in the period in which the revisions are determined. Profit incentives are included in revenues when their realization is reasonably assured. At the point the Company anticipates a loss on a contract, the Company estimates the ultimate loss through completion and recognizes that loss in the period in which the loss was identified.

The Company’s fishery development consultancy services revenues are recognized when the relevant services are rendered to a buyer.

The Company does not provide warranties to customers on a basis customary to the industry, however, customers can claim warranty directly from product manufacturers for defects in equipment or products. Historically, the Company has experienced no warranty claims.

2.9	COST OF GOODS SOLD

Cost of goods sold consists primarily of direct purchase cost of merchandise goods, and related levies.

2.10	SHIPPING AND HANDLING

Shipping and handling costs related to cost of goods sold are included in general and administrative expenses, which totaled $6,429, $1,113, $2,151 and $0 for the three months and the six months ended June 30, 2013 and 2012, respectively.

2.11	ADVERTISING

Advertising costs are included in general and administrative expenses, which totaled $542, $2,849, $542 and $3,167 for the three months and the six months ended June 30, 2013 and 2012, respectively.

2.12	FOREIGN CURRENCY TRANSLATION AND OTHER COMPREHENSIVE INCOME

The reporting currency of the Company is the U.S. dollar. The functional currency of the Company is the Chinese Renminbi (RMB).

For those entities whose functional currency is other than the U.S. dollar, all assets and liabilities are translated into U.S. dollars at the exchange rate on the balance sheet date; shareholders’ equity is translated at historical rates and items in the statements of income and of cash flows are translated at the average rate for the period. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported in the statements of cash flows will not necessarily agree with changes in the corresponding balances in the balance sheets. Translation adjustments resulting from this process are included in accumulated other comprehensive income in the statements of shareholders’ equity. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the statements of income and comprehensive income, as incurred.

Accumulated other comprehensive income in the consolidated statement of shareholders’ equity amounted to $5,139,044 as of June 30, 2013 and $ 3,875,101 as of December 31, 2012. The balance sheet amounts with the exception of equity as of June 30, 2013 and December 31, 2012 were translated using an exchange rate of RMB 6.18 to $1.00 and RMB 6.29 to $1.00, respectively. The average translation rates applied to the statements of income and other comprehensive income and of cash flows for the three months ended June 30, 2013 and 2012 were RMB 6.24 to $1.00 and RMB 6.31 to $1.00, respectively.

2.13	CASH AND CASH EQUIVALENTS

The Company considers all highly liquid securities with original maturities of three months or less when acquired to be cash equivalents. Cash and cash equivalents kept with financial institutions in the PRC are not insured or otherwise protected. Should any of those institutions holding the Company’s cash become insolvent, or should the Company become unable to withdraw funds for any reason, the Company could lose the cash on deposit with that institution.

2.14	ACCOUNTS RECEIVABLE

The Company maintains reserves for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to evaluate the adequacy of these reserves. Reserves are recorded primarily on a specific identification basis.

The standard credit period for most of the Company’s clients is three months. The collection period over 1 year is classified as long-term accounts receivable. Management evaluates the collectability of the receivables at least quarterly. Provision for doubtful accounts as of June 30, 2013 and December 31, 2012 is $0.

2.15	INVENTORIES

Inventories are valued at the lower of cost (determined on a weighted average basis) and net realizable value.

Costs incurred in bringing each product to its location and conditions are accounted for as follows:

(a)	raw materials – purchase cost on a weighted average basis;

(b)	manufactured finished goods and work-in-progress – cost of direct materials and labor and a proportion of manufacturing overhead based on normal operation capacity but excluding borrowing costs; and

(c)	retail and wholesale merchandise finished goods – purchase cost on a weighted average basis.

Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs for completion and the estimated costs necessary to make the sale.

2.16	PROPERTY AND EQUIPMENT

Property and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses. Such costs include the cost of replacing parts that are eligible for capitalization when the cost of replacing the parts is incurred. Similarly, when each major inspection is performed, its cost is recognized in the carrying amount of the property and equipment as a replacement only if it is eligible for capitalization. The assets’ residual values, useful lives and depreciation methods are reviewed, and adjusted if appropriate, at each financial year end.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets.

Plant and machinery	5 - 10 years
Structure and leasehold improvements	10 - 20 years
Mature seeds	20 years
Furniture and equipment	2.5 - 10 years
Motor vehicles	5 -10 years

An item of property and equipment is removed from the accounts upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the item) is included in the consolidated statements of income in the period the item is disposed.

2.17	GOODWILL

Goodwill is an asset representing the fair economic benefits arising from other assets acquired in a business combination that are not individually identified or separately recognized. Goodwill is tested for impairment on an annual basis at the end of the Company’s fiscal year, or when impairment indicators arise. The Company uses a fair-value-based approach to test for impairment at the level of each reporting unit. The Company directly acquired MEIJI, which is the holding company of JHST that operates the Hu Plantation. As a result of this acquisition, the Company recorded goodwill in the amount of $724,940. This goodwill represents the fair value of the assets acquired in these acquisitions over the cost of the assets acquired.

2.18	PROPRIETARY TECHNOLOGIES

A master license of stock feed manufacturing technology was acquired and the costs of acquisition are capitalized as proprietary technologies when technological feasibility has been established. Stock feed manufacturing technology is amortized using the straight-line method over its estimated life of 20 years.

An aromatic cattle-feeding formula was acquired and the costs of acquisition are capitalized as proprietary technologies when technological feasibility has been established. Stock feed manufacturing technology is amortized using the straight-line method over its estimated life of 25 years.

The Company has determined that technological feasibility is established at the time a working model of products is completed. Proprietary technologies are intangible assets of finite lives. Management evaluates the recoverability of proprietary technologies on an annual basis at the end of the Company’s fiscal year, or when impairment indicators arise. As required by ASC Topic 350 “Intangible – Goodwill and Other”, the Company uses a fair-value-based approach to test for impairment.

2.19	CONSTRUCTION IN PROGRESS

Construction in progress represents direct costs of construction as well as acquisition and design fees incurred. Capitalization of these costs ceases and the construction in progress is transferred to property and equipment when substantially all the activities necessary to prepare the assets for their intended use are completed. No depreciation is provided until construction is completed and the asset is ready for its intended use.

2.20	LAND USE RIGHTS

Land use rights represent acquisition of rights to agricultural land from farmers and are amortized on the straight-line basis over their respective lease periods. The lease period of agricultural land is in the range from 30 to 60 years. Land use rights purchase prices were determined in accordance with the 2007 PRC Government’s minimum lease payments on agricultural land and mutually agreed to terms between the Company and the vendors.

2.21	CORPORATE JOINT VENTURE

A corporation formed, owned, and operated by two or more businesses as a separate and discrete business or project (venture) for their mutual benefit is considered to be a corporate joint venture. Investee entities, in which the Company can exercise significant influence, but not control, are accounted for under the equity method of accounting. Under the equity method of accounting, the Company’s share of the earnings or losses of these companies is included in net income.

A loss in value of an investment that is other than a temporary decline is recognized as a charge to operations. Evidence of a loss in value might include, but would not necessarily be limited to, the absence of an ability to recover the carrying amount of the investment or inability of the investee to sustain an earnings capacity that would justify the carrying amount of the investment.

2.22	VARIABLE INTEREST ENTITY

A variable interest entity (“VIE”) is an entity (investee) in which the investor has obtained less than a majority interest, according to the Financial Accounting Standards Board (FASB). A VIE is subject to consolidation if a VIE meets one of the following three criteria as elaborated in ASC Topic 810-10, Consolidation:

(a)	equity-at-risk is not sufficient to support the entity's activities;

(b)	as a group, the equity-at-risk holders cannot control the entity; or

(c)	the economics do not coincide with the voting interest

If a firm is the primary beneficiary of a VIE, the holdings must be disclosed on the balance sheet. The primary beneficiary is defined as the person or company with the majority of variable interests. A corporation formed, owned, and operated by two or more businesses (ventures) as a separate and discrete business or project (venture) for their mutual benefit is defined as a joint venture.

2.23	TREASURY STOCK

Treasury stock means shares of a corporation’s own stock that have been issued and subsequently reacquired by the corporation. Converting outstanding shares to treasury shares does not reduce the number of shares issued but does reduce the number of shares outstanding. These shares are not eligible to receive dividends. Accounting for excesses and deficiencies on treasury stock transactions is governed by ASC 505-30-30.

State laws and federal agencies closely regulate transactions involving a company’s own capital stock, so the purchase of outstanding shares must have a legitimate purpose. Some of the most common reasons for purchasing outstanding shares are as follows:

(a)	to meet additional stock needs for various reasons, including newly implemented stock option plans, stock for convertible bonds or convertible preferred stock, or a stock dividend.

(b)	to make more shares available for acquisitions of other entities.

The cost method of accounting for treasury shares has been adopted by the Company. The purchase of outstanding shares and thus converting them into treasury shares is treated as a temporary reduction in shareholders’ equity in view of the expectation to reissue the shares instead of retiring them. When the Company reissues the treasury shares, the temporary account is eliminated. The cost of acquiring outstanding shares for converting into treasury shares is charged to a contra account, in this case a contra equity account that reduces the stockholder equity balance.

2.24	INCOME TAXES

The Company accounts for income taxes under the provisions of ASC Topic 740 “Accounting for Income Taxes.” Under ASC Topic 740, deferred tax assets and liabilities are determined based on the difference between the financial statement carrying amounts and the tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse.

The provision for income tax is based on the results for the year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted at the balance sheet date. Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences, and deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized.

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Deferred income taxes are calculated at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets and liabilities are offset when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

ASC Topic 740 also prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken, or for one expected to be taken, in a tax return. ASC Topic 740 also provides guidance related to, among other things, classification, accounting for interest and penalties associated with tax positions, and disclosure requirements. Any interest and penalties accrued related to unrecognized tax benefits will be recorded as tax expense.

2.25	POLITICAL AND BUSINESS RISK

The Company's operations are carried out in the PRC. Accordingly, the political, economic and legal environment in the PRC may influence the Company’s business, financial condition and results of operations by the general state of the PRC's economy. The Company's operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America and Western Europe. The Company's results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

2.26	CONCENTRATION OF CREDIT RISK

Cash includes cash at banks and demand deposits in accounts maintained with banks within the PRC. Total cash in these banks as of June 30, 2013 and December 31, 2012 amounted to $9,274,048 and $8,403,458, respectively, none of which is covered by insurance. The Company has not experienced any losses in such accounts and believes it is not exposed to any risks to its cash in bank accounts. Accounts receivable are derived from revenue earned from customers located primarily in the PRC. The Company performs ongoing credit evaluations of customers and has not experienced any material losses to date.

The Company had 5 major customers whose revenue individually represented the following percentages of the Company’s total revenue:

	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012

Customer A	26.94%	12.76%	18.57%	7.82%
Customer B	-	25.65%	16.71%	21.85%
Customer C	12.51%	14.44%	12.32%	12.21%
Customer D	8.90%	-	10.09%	11.87%
Customer E	-	-	8.20%	-
Customer F	-	18.99%	-	20.63%
Customer G	-	8.21%	-	-
Customer H	7.98%
Customer I	7.86%
	64.19%	80.05%	65.89%	74.38%

	Segment	Amount
Customer A	Fishery Development Division	$20,338,677
Customer B	Fishery Development Division	$18,293,639
Customer C	Organic Fertilizer and Bread Grass Division	$13,494,997
Customer D	Fishery Development Division	$11,051,367

The Company had 5 major customers whose accounts receivable balance individually represented the following percentages of the Company’s total accounts receivable:

	June 30, 2013	December 31, 2012

Customer A	15.21%	11.14%
Customer B	15.01%	14.32%
Customer C	12.03%	9.94%
Customer D	11.69%	18.18%
Customer E	8.26%	8.23%
	62.20%	61.81%

As of June 30, 2013, amounts due from customers A, B, C and D are $12,529258, $12,365,914, $9,908,296  and $9,628.321, respectively. The Company has not experienced any significant difficulty in collecting its accounts receivable in the past and is not aware of any financial difficulties of its major customers.

2.27	IMPAIRMENT OF LONG-LIVED ASSETS AND INTANGIBLE ASSETS

In accordance with ASC Topic 360, “Property, Plant and Equipment,” long-lived assets to be held and used are analyzed for impairment whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable. The Company reviews the carrying amount of its long-lived assets, including intangibles, for impairment, each reporting period. An asset is considered impaired when estimated future cash flows are less than the carrying amount of the asset. In the event the carrying amount of such asset is considered not recoverable, the asset is adjusted to its fair value. Fair value is generally determined based on discounted future cash flow. As of June 30, 2013 and December 31, 2012, the Company determined no impairment charges were necessary.

2.28	EARNINGS PER SHARE

As prescribed in ASC Topic 260 “Earnings per Share,” Basic Earnings per Share (“EPS”) is computed by dividing net income available to common stockholders by the weighted average number of common stock shares outstanding during the year. Diluted EPS is computed by dividing net income available to common stockholders by the weighted-average number of common stock shares outstanding during the year plus potential dilutive instruments such as stock options and warrants. The effect of stock options on diluted EPS is determined through the application of the treasury stock method, whereby proceeds received by the Company based on assumed exercises are hypothetically used to repurchase the Company’s common stock at the average market price during the period.

For the three months ended June 30, 2013 and 2012, basic earnings per share attributable to Sino Agro Food, Inc. and subsidiaries common stockholders amount to $0.13 and $0.14, respectively. For the three months ended June 30, 2013 and 2012, diluted earnings per share attributable to Sino Agro Food, Inc. and its subsidiaries’ common stockholders amounted to $0.12 and $0.13, respectively

For the six  months ended June 30, 2013 and 2012, basic earnings per share attributable to Sino Agro Food, Inc. and subsidiaries common stockholders amount to $0.28 and $0.22, respectively. For the six months ended June 30, 2013 and 2012, diluted earnings per share attributable to Sino Agro Food, Inc. and its subsidiaries’ common stockholders amounted to $0.27 and $0.20, respectively

2.29	ACCUMULATED OTHER COMPREHENSIVE INCOME

ASC Topic 220 “Comprehensive Income” establishes standards for reporting and displaying comprehensive income and its components in financial statements. Comprehensive income is defined as the change in stockholders’ equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. The comprehensive income for all periods presented includes both the reported net income and net change in cumulative translation adjustments.

2.30	RETIREMENT BENEFIT COSTS

PRC state managed retirement benefit programs are defined contribution plans and the payments to the plans are charged as expenses when employees have rendered service entitling them to the contribution made by the employer.

2.31	STOCK-BASED COMPENSATION

The Company has adopted both ASC Topic 718, “Compensation - Stock Compensation” and ASC Topic 505-50, “Equity-Based Payments to Non- Employees” using the fair value method in which an entity issues its equity instruments to acquire goods and services from employees and non-employees. Stock compensation for stock granted to non-employees has been determined in accordance with this accounting standard and the accounting standard regarding accounting for equity instruments that are issued to other than employees for acquiring, or in conjunction with selling goods or services, as the fair value of the consideration received or the fair value of equity instruments issued, whichever is more reliably measured. This accounting standard allows the “simplified” method to determine the term of employee options when other information is not available. Under ASC Topic 718 and ASC Topic 505-50, stock compensation expenses is measured at the grant date on the value of the option or restricted stock and is recognized as expenses, less expected forfeitures, over the requisite service period, which is generally the vesting period.

2.32	FAIR value of financial INSTRUMENTS

The Company follows paragraph 825-10-50-10 of the FASB Accounting Standards Codification for disclosures about fair value of its financial instruments and paragraph 820-10-35-37 of the FASB Accounting Standards Codification (“Paragraph 820-10-35-37”) to measure the fair value of its financial instruments. Paragraph 820-10-35-37 establishes a framework for measuring fair value under U.S. GAAP, and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, Paragraph 820-10-35-37 establishes a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three (3) levels of fair value hierarchy defined by Paragraph 820-10-35-37 are described below:

Level 1	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

Level 3	Pricing inputs that are generally observable inputs and not corroborated by market data.

The carrying amounts of the Company’s financial assets and liabilities, such as cash and accrued expenses, approximate their fair values because of the short maturity of these instruments. The Company does not have any assets or liabilities measured at fair value on a recurring or a non-recurring basis, consequently, the Company did not have any fair value adjustments for assets and liabilities measured at fair value as of June  30, 2013 or December 31, 2012, nor gains or losses are reported in the statements of income and comprehensive income that are attributable to the change in unrealized gains or losses relating to those assets and liabilities still held at the reporting date for the fiscal period ended June 30, 2013 or June 31, 2012.

2.33	NEW ACCOUNTING PRONOUNCEMENTS

The Company does not expect any recent accounting pronouncements to have a material effect on the Company’s financial position, results of operations, or cash flows.

In July 2012, the FASB issued Accounting Standards Update ASU 2012-02, the amendments to ASC 350, Intangibles—Goodwill and Other: Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”). The amendments apply to all entities, both public and nonpublic, that have indefinite-lived intangible assets, other than goodwill, reported in their financial statements. In accordance with the amendments an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Subtopic 350-30. An entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, and early adoption is permitted. The Company will apply these amendments for reporting periods beginning after December 31, 2012. The Company does not expect the adoption of the amendments to have a material impact on the consolidated financial statements.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.1	FISCAL YEAR
The Company has adopted December 31 as its fiscal year end.

2.2	REPORTING ENTITY
The accompanying consolidated financial statements include the following entities:

Name of subsidiaries	Place of incorporation	Percentage held	Principal activities

Capital Award Inc. (“CA”)	Belize	100% directly	Fishery development and holder of AP License

Capital Stage Inc. (“CS”)	Belize	100% indirectly	Dormant

Capital Hero Inc. (“CH”)	Belize	100% indirectly	Dormant

Tri-way Industries Limited (“TRW”)	Hong Kong, PRC	100% directly	Investment holding, holder of enzyme technology master license for manufacturing of livestock feed and bio-organic fertilizer; has not commenced its planned business of fish farm operations.

Macau Meiji Limited (“MEIJI”)	Macau, PRC	100% directly	Investment holding, cattle farm development, beef cattle and beef trading

A Power Agro Agriculture Development (Macau) Limited (“APWAM”)	Macau, PRC	100% directly	Investment holding

Jiang Men City Heng Sheng Tai Agriculture Development Co. Ltd (“JHST”)	PRC	75% directly	Hylocereus Undatus Plantation (“HU Plantation”).

Jiang Men City A Power Fishery Development Co., Limited (“JFD”)	PRC	75% indirectly treated as subsidiary	Fish cultivation

Jiang Men City Hang Mei Cattle Farm Development Co., Limited (“JHMC”) Formerly known as Enping City A Power Cattle Farm Co., Limited (“ECF”)	PRC	75% indirectly treated as subsidiary	Beef cattle cultivation

Hunan Shenghua A Power Agriculture Co., Limited (“HSA”)	PRC	26% directly and 50% indirectly	Manufacturing of organic fertilizer, livestock feed, and beef cattle and sheep cultivation, and plantation of crops and pastures

Name of variable interest entity	Place of incorporation	Percentage held	Principal activities

Qinghai Sanjiang A Power Agriculture Co., Ltd (“SJAP”)	PRC	45% indirectly	Manufacturing of organic fertilizer, livestock feed, and beef cattle and plantation of crops and pastures

Name of unconsolidated equity investee	Place of incorporation	Percentage held	Principal activities

Enping City Bi Tao A Power Prawn Culture Development Co., Limited (“EBAPCD”) (pending approval)	PRC	25%	Prawn cultivation

2.3	BASIS OF PRESENTATION
The consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”). Interim results are not necessarily indicative of results for a full year. The information included in this interim report should be read in conjunction with the information included in the Company’s annual report on Form 10-K/A for the fiscal year ended December 31, 2012.

2.4	BASIS OF CONSOLIDATION
The consolidated financial statements include the financial statements of the Company, its subsidiaries CA, CS, CH, TRW, MEIJI, HYT, ZX, HJST, JFD, JHMC, HSA and APWAM and its variable interest entity SJAP. All material inter-company transactions and balances have been eliminated in consolidation. HYT and ZX were no longer recognized as subsidiaries as of January 1, 2011 and PMH was dissolved on January 28, 2011.

SIAF, CA, CS, CH, TRW, MEIJI, JHST, JFD, JHMC, HSA, APWAM and SJAP are hereafter referred to as (the “Company”).

2.5	BUSINESS COMBINATION
The Company adopted the accounting pronouncements relating to business combination (primarily contained in ASC Topic 805 “Business Combinations”), including assets acquired and liabilities assumed on arising from contingencies. These pronouncements established principles and requirement for how the acquirer of a business recognizes and measures in its financial statements he identifiable assets acquired, the liabilities assumed, and any non-controlling interest in the acquisition as well as provides guidance for recognizing and measuring the goodwill acquired in the business combination and determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. In addition, these pronouncements eliminate the distinction between contractual and non-contractual contingencies, including the initial recognition and measurement criteria and require an acquirer to develop a systematic and rational basis for subsequently measuring and accounting for acquired contingencies depending on their nature. The Company’s adoption of these pronouncements will have an impact on the manner in which it accounts for any future acquisitions.

2.6	NON - CONTROLLING INTEREST IN CONSOLIDATED FINANCIAL STATEMENTS
The Company adopted the accounting pronouncement on non-controlling interests in consolidated financial statements, which establishes accounting and reporting standards for the non-controlling interest in a subsidiary and for the deconsolidation of a subsidiary. This guidance is primarily contained in ASC Topic “Consolidation.” It clarifies that a non-controlling interest in a subsidiary is an ownership interest in the consolidated financial statements. The adoption of this standard has not had material impact on the Company’s consolidated financial statements.

2.7	USE OF ESTIMATES
The preparation of consolidated financial statements in conformity with US GAAP requires management to make assumptions and estimates that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods covered thereby. Actual results could differ from these estimates. Judgments and estimates of uncertainties are required in applying the Company’s accounting policies in certain areas. The following are some of the areas requiring significant judgments and estimates: determinations of the useful lives of assets, estimates of allowances for doubtful accounts, cash flow and valuation assumptions in performing asset impairment tests of long-lived assets, estimates of the realization of deferred tax assets and inventory reserves.

2.8	REVENUE RECOGNITION
The Company’s revenue recognition policies are in compliance with ASC 605. Sales revenue is recognized when all of the following have occurred: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the price is fixed or determinable, and (iv) the ability to collect is reasonably assured. These criteria are generally satisfied at the time of shipment when risk of loss and title passes to the customer.

License fee income is recognized on the accrual basis in accordance with the agreements.

Government grants are recognized when (i) the Company has substantially accomplished what must be done pursuant to the terms of the grant that are established by the local government; and (ii) the Company receives notification from the local government that the Company has satisfied all of the requirements to receive the government grants; and (iii) the amounts are received.

Revenues from the Company's fishery development services contracts are performed under fixed-price contracts. Revenues under long-term contracts are accounted for under the percentage-of-completion method of accounting in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 605, Revenue Recognition (“ASC 605”). Under the percentage-of-completion method, the Company estimates profit as the difference between total estimated revenue and total estimated cost of a contract and recognizes that profit over the contract term. The percentage of costs incurred determines the amount of revenue to be recognized. Payment terms are generally defined by the installation contract and as a result may not match the timing of the costs incurred by the Company and the related recognition of revenue. Such differences are recorded as either costs or estimated earnings in excess of billings on uncompleted contracts or billings in excess of costs and estimated earnings on uncompleted contracts. The Company determines a customer’s credit worthiness at the time an order is accepted. Sudden and unexpected changes in a customer’s financial condition could put recoverability at risk.

The percentage of completion method requires the ability to estimate several factors, including the ability of the customer to meet its obligations under the contract, including the payment of amounts when due. If the Company determines that collectability is not assured, the Company will defer revenue recognition and use methods of accounting for the contract such as the completed contract method until such time as the Company determines that collectability is reasonably assured or through the completion of the project.

For fixed-price contracts, the Company uses the ratio of costs incurred to date on the contract to management's estimate of the contract's total costs, to determine the percentage of completion on each contract. This method is used as management considers expended costs to be the best available measure of progression of these contracts. Contract costs include all direct material, subcontract and labor costs and those indirect costs related to contract performance, such as supplies, tool repairs and depreciation. The Company accounts for maintenance and repair services under the guidance of ASC 605 as the services provided relate to construction work. Contract costs incurred to date and expected total contract costs are continuously monitored during the term of the contract. Changes in job performance, job conditions, and estimated profitability arising from contract penalty, change orders and final contract settlements may result in revisions to the estimated profit ability during the contract. These changes, which include contracts with estimated costs in excess of estimated revenues, are recognized as contract costs in the period in which the revisions are determined. Profit incentives are included in revenues when their realization is reasonably assured. At the point the Company anticipates a loss on a contract, the Company estimates the ultimate loss through completion and recognizes that loss in the period in which the loss was identified.

The Company’s fishery development consultancy services revenues are recognized when the relevant services are rendered to a buyer.

The Company does not provide warranties to customers on a basis customary to the industry, however, customers can claim warranty directly from product manufacturers for defects in equipment or products. Historically, the Company has experienced no warranty claims

2.9	COST OF GOODS SOLD
Cost of goods sold consists primarily of direct purchase cost of merchandise goods, and related levies.

2.10	SHIPPING AND HANDLING
Shipping and handling costs related to cost of goods sold are included in general and administrative expenses which totaled $84,298 and $58,096 for the years ended December 31, 2012 and 2011, respectively.

2.11	ADVERTISING
Advertising costs are included in general and administrative expenses, which totaled $1,973 and $99,526 for the years ended December 31, 2012 and 2011, respectively.

2.12	FOREIGN CURRENCY TRANSLATION AND OTHER COMPREHENSIVE INCOME
The reporting currency of the Company is the U.S. dollar. The functional currency of the Company is the Chinese Renminbi (RMB).

For those entities whose functional currency is other than the U.S. dollar, all assets and liabilities are translated into U.S. dollars at the exchange rate on the balance sheet date; shareholders’ equity is translated at historical rates and items in the statements of income and of cash flows are translated at the average rate for the period. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported in the statements of cash flows will not necessarily agree with changes in the corresponding balances in the balance sheets. Translation adjustments resulting from this process are included in accumulated other comprehensive income in the statements of shareholders’ equity. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the statements of income and comprehensive income, as incurred.

Accumulated other comprehensive income in the consolidated statement of shareholders’ equity amounted to $3,875,101 as of December 31, 2012 and $ 3,446,838 as of December 31, 2011. The balance sheet amounts with the exception of equity as of December 31, 2012 and December 31, 2011 were translated using an exchange rate of RMB 6.29 to $1.00 and RMB 6.30 to $1.00, respectively. The average translation rates applied to the statements of income and other comprehensive income and of cash flows for the years ended December 31, 2012 and 2011 were RMB 6.31 to $1.00 and RMB 6.33 to $1.00, respectively.

2.13	CASH AND CASH EQUIVALENTS
The Company considers all highly liquid securities with original maturities of three months or less when acquired to be cash equivalents. Cash and cash equivalents kept with financial institutions in the PRC are not insured or otherwise protected. Should any of those institutions holding the Company’s cash become insolvent, or should the Company become unable to withdraw funds for any reason, the Company could lose the cash on deposit with that institution.

2.14	ACCOUNTS RECEIVABLE
The Company maintains reserves for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to evaluate the adequacy of these reserves. Reserves are recorded primarily on a specific identification basis.

The standard credit period for most of the Company’s clients is three months. The collection period over 1 year is classified as long-term accounts receivable. Management evaluates the collectability of the receivables at least quarterly. Provision for doubtful accounts as of December 31, 2012 and 2011 are $0.

2.15	INVENTORIES
Inventories are valued at the lower of cost (determined on a weighted average basis) and net realizable value.

Costs incurred in bringing each product to its location and conditions are accounted for as follows:

(a)	raw materials – purchase cost on a weighted average basis;

(b)	manufactured finished goods and work-in-progress – cost of direct materials and labor and a proportion of manufacturing overhead based on normal operation capacity but excluding borrowing costs; and

(c)	retail and wholesale merchandise finished goods – purchase cost on a weighted average basis.

Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs for completion and the estimated costs necessary to make the sale.

2.16	PROPERTY AND EQUIPMENT
Property and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses. Such costs include the cost of replacing parts that are eligible for capitalization when the cost of replacing the parts is incurred. Similarly, when each major inspection is performed, its cost is recognized in the carrying amount of the property and equipment as a replacement only if it is eligible for capitalization. The assets’ residual values, useful lives and depreciation methods are reviewed, and adjusted if appropriate, at each financial year end.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets.

Plant and machinery	5 - 10 years
Structure and leasehold improvements	10 - 20 years
Mature seeds	20 years
Furniture and equipment	2.5 - 10 years
Motor vehicles	5 -10 years

An item of property and equipment is removed from the accounts upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the item) is included in the consolidated statements of income in the period the item is disposed.

2.17	GOODWILL
Goodwill is an asset representing the fair economic benefits arising from other assets acquired in a business combination that are not individually identified or separately recognized. Goodwill is tested for impairment on an annual basis at the end of the Company’s fiscal year, or when impairment indicators arise. The Company uses a fair-value-based approach to test for impairment at the level of each reporting unit. The Company directly acquired MEIJI, which is the holding company of JHST that operates the Hu Plantation. As a result of this acquisition, the Company recorded goodwill in the amount of $724,940. This goodwill represents the fair value of the assets acquired in these acquisitions over the cost of the assets acquired.

2.18	PROPRIETARY TECHNOLOGIES
A master license of stock feed manufacturing technology was acquired and the costs of acquisition are capitalized as proprietary technologies when technological feasibility has been established. Stock feed manufacturing technology is amortized using the straight-line method over its estimated life of 20 years.

An aromatic cattle-feeding formula was acquired and the costs of acquisition are capitalized as proprietary technologies when technological feasibility has been established. Stock feed manufacturing technology is amortized using the straight-line method over its estimated life of 25 years.

The Company has determined that technological feasibility is established at the time a working model of products is completed. Proprietary technologies are intangible assets of finite lives. Management evaluates the recoverability of proprietary technologies on an annual basis at the end of the Company’s fiscal year, or when impairment indicators arise. As required by ASC Topic 350 “Intangible – Goodwill and Other”, the Company uses a fair-value-based approach to test for impairment.

2.19	CONSTRUCTION IN PROGRESS
Construction in progress represents direct costs of construction as well as acquisition and design fees incurred. Capitalization of these costs ceases and the construction in progress is transferred to property and equipment when substantially all the activities necessary to prepare the assets for their intended use are completed. No depreciation is provided until construction is completed and the asset is ready for its intended use.

2.20	LAND USE RIGHTS
Land use rights represent acquisition of rights to agricultural land from farmers and are amortized on the straight-line basis over their respective lease periods. The lease period of agricultural land is in the range from 30 to 60 years. Land use rights purchase prices were determined in accordance with the 2007 PRC Government’s minimum lease payments on agricultural land and mutually agreed to terms between the Company and the vendors.

2.21	CORPORATE JOINT VENTURE
A corporation formed, owned, and operated by two or more businesses as a separate and discrete business or project (venture) for their mutual benefit is considered to be a corporate joint venture. Investee entities, in which the Company can exercise significant influence, but not control, are accounted for under the equity method of accounting. Under the equity method of accounting, the Company’s share of the earnings or losses of these companies is included in net income.

A loss in value of an investment that is other than a temporary decline is recognized as a charge to operations. Evidence of a loss in value might include, but would not necessarily be limited to, the absence of an ability to recover the carrying amount of the investment or inability of the investee to sustain an earnings capacity that would justify the carrying amount of the investment.

2.22	VARIABLE INTEREST ENTITY
A variable interest entity (“VIE”) is an entity (investee) in which the investor has obtained less than a majority interest, according to the Financial Accounting Standards Board (FASB). A VIE is subject to consolidation if a VIE meets one of the following three criteria as elaborated in ASC Topic 810-10, Consolidation:

(a)	equity-at-risk is not sufficient to support the entity's activities;

(b)	as a group, the equity-at-risk holders cannot control the entity; or

(c)	the economics do not coincide with the voting interest

If a firm is the primary beneficiary of a VIE, the holdings must be disclosed on the balance sheet. The primary beneficiary is defined as the person or company with the majority of variable interests. A corporation formed, owned, and operated by two or more businesses (ventures) as a separate and discrete business or project (venture) for their mutual benefit is defined as a joint venture.

2.23	TREASURY STOCK
Treasury stock means shares of a corporation’s own stock that have been issued and subsequently reacquired by the corporation. Converting outstanding shares to treasury shares does not reduce the number of shares issued but does reduce the number of shares outstanding. These shares are not eligible to receive dividends. Accounting for excesses and deficiencies on treasury stock transactions is governed by ASC 505-30-30.

State laws and federal agencies closely regulate transactions involving a company’s own capital stock, so the purchase of outstanding shares must have a legitimate purpose. Some of the most common reasons for purchasing outstanding shares are as follows:

(a)	to meet additional stock needs for various reasons, including newly implemented stock option plans, stock for convertible bonds or convertible preferred stock, or a stock dividend.

(b)	to make more shares available for acquisitions of other entities.

The cost method of accounting for treasury shares has been adopted by the Company. The purchase of outstanding shares and thus converting them into treasury shares is treated as a temporary reduction in shareholders’ equity in view of the expectation to reissue the shares instead of retiring them. When the Company reissues the treasury shares, the temporary account is eliminated. The cost of acquiring outstanding shares for converting into treasury shares is charged to a contra account, in this case a contra equity account that reduces the stockholder equity balance.

2.24	INCOME TAXES
The Company accounts for income taxes under the provisions of ASC Topic 740 “Accounting for Income Taxes.” Under ASC Topic 740, deferred tax assets and liabilities are determined based on the difference between the financial statement carrying amounts and the tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse.

The provision for income tax is based on the results for the year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted at the balance sheet date. Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences, and deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized.

Deferred income taxes are calculated at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets and liabilities are offset when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

ASC Topic 740 also prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken, or for one expected to be taken, in a tax return. ASC Topic 740 also provides guidance related to, among other things, classification, accounting for interest and penalties associated with tax positions, and disclosure requirements. Any interest and penalties accrued related to unrecognized tax benefits will be recorded as tax expense.

2.25	POLITICAL AND BUSINESS RISK
The Company's operations are carried out in the PRC. Accordingly, the political, economic and legal environment in the PRC may influence the Company’s business, financial condition and results of operations by the general state of the PRC's economy. The Company's operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America and Western Europe. The Company's results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

2.26	CONCENTRATION OF CREDIT RISK
Cash includes cash at banks and demand deposits in accounts maintained with banks within the PRC. Total cash in these banks as of December 31, 2012 and 2011 amounted to $8,403,458 and $1,379,837, respectively, none of which is covered by insurance. The Company has not experienced any losses in such accounts and believes it is not exposed to any risks to its cash in bank accounts.

Accounts receivable are derived from revenue earned from customers located primarily in the PRC. The Company performs ongoing credit evaluations of customers and has not experienced any material losses to date.

The Company had 5 major customers (A, B, C, D & E) whose business individually represented the following percentages of the Company’s total revenue for the periods indicated:

	2012	2011

Customer A	32.44%	-
Customer B	10.27%	-
Customer C	9.69%	-
Customer D	6.34%	-
Customer E	6.01%	-
Customer F		29.03%
Customer G	-	13.96%
Customer H	-	13.87%
Customer I	-	8.24%
Customer J	-	6.68%
	64.75%	71.78%

	Segment	Amount

Customer A	Fishery Development Division	$44,966,265

Customer B	Fishery Development Division	$17,206,190

The Company’s same 5 major customers (A, B, C, D & E) whose accounts receivable balance individually represented the following percentages of the Company’s total accounts receivable for the periods indicated:

	2012	2011

Customer A	18.18%	15.31%
Customer B	14.32%	-
Customer C	11.14%	-
Customer D	9.94%	-
Customer E	8.23%	-
Customer F		9.14%
Customer G	-	8.60%
Customer H	-	8.39%
Customer I	-	8.22%

	61.81%	49.66%

2.27	IMPAIRMENT OF LONG-LIVED ASSETS AND INTANGIBLE ASSETS
As of December 31, 2012, amounts due from customers A, B, and C are $9,628,321, $7,584,293 and $5,898,681respectively. The Company has not experienced any significant difficulty in collecting its accounts receivable in the past and is not aware ofany financial difficulties of its major customers.

In accordance with ASC Topic 360, “Property, Plant and Equipment,” long-lived assets to be held and used are analyzed for impairment whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable. The Company reviews the carrying amount of its long-lived assets, including intangibles, for impairment, each reporting period. An asset is considered impaired when estimated future cash flows are less than the carrying amount of the asset. In the event the carrying amount of such asset is considered not recoverable, the asset is adjusted to its fair value. Fair value is generally determined based on discounted future cash flow. As of December 31, 2012 and 2011, the Company determined no impairment charges were necessary.

2.28	EARNINGS PER SHARE
As prescribed in ASC Topic 260 “Earnings per Share,” Basic Earnings per Share (“EPS”) is computed by dividing net income available to common stockholders by the weighted average number of common stock shares outstanding during the year. Diluted EPS is computed by dividing net income available to common stockholders by the weighted-average number of common stock shares outstanding during the year plus potential dilutive instruments such as stock options and warrants. The effect of stock options on diluted EPS is determined through the application of the treasury stock method, whereby proceeds received by the Company based on assumed exercises are hypothetically used to repurchase the Company’s common stock at the average market price during the period.

For the years ended December 31, 2012 and 2011, basic earnings per share from continuing and discontinued operations attributable to Sino Agro Food, Inc. and subsidiaries common stockholders amount to $0.70 and $0.43, respectively. For the years ended December 31, 2012 and 2011, diluted earnings per share from continuing and discontinued operations attributable to Sino Agro Food, Inc. and its subsidiaries’ common stockholders amounted to $0.63 and $0.39, respectively.

For the years ended December 31, 2012 and 2011, basic earnings per share from continuing operations attributable to Sino Agro Food, Inc. and subsidiaries common stockholders amount to $0.70 and $0.26, respectively. For the years ended December 31, 2012 and 2011, diluted earnings per share from continuing operations attributable to Sino Agro Food, Inc. and its subsidiaries’ common stockholders amounted to $0.63 and $0.23, respectively.

2.29	ACCUMULATED OTHER COMPREHENSIVE INCOME
ASC Topic 220 “Comprehensive Income” establishes standards for reporting and displaying comprehensive income and its components in financial statements. Comprehensive income is defined as the change in stockholders’ equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. The comprehensive income for all periods presented includes both the reported net income and net change in cumulative translation adjustments.

2.30	RETIREMENT BENEFIT COSTS
PRC state managed retirement benefit programs are defined contribution plans and the payments to the plans are charged as expenses when employees have rendered service entitling them to the contribution made by the employer.

2.31	STOCK-BASED COMPENSATION
The Company has adopted both ASC Topic 718, “Compensation - Stock Compensation” and ASC Topic 505-50, “Equity-Based Payments to Non- Employees” using the fair value method in which an entity issues its equity instruments to acquire goods and services from employees and non-employees. Stock compensation for stock granted to non-employees has been determined in accordance with this accounting standard and the accounting standard regarding accounting for equity instruments that are issued to other than employees for acquiring, or in conjunction with selling goods or services, as the fair value of the consideration received or the fair value of equity instruments issued, whichever is more reliably measured. This accounting standard allows the “simplified” method to determine the term of employee options when other information is not available. Under ASC Topic 718 and ASC Topic 505-50, stock compensation expenses is measured at the grant date on the value of the option or restricted stock and is recognized as expenses, less expected forfeitures, over the requisite service period, which is generally the vesting period.

2.32	FAIR VALUE OF FINANCIAL INSTRUMENTS
The Company follows paragraph 825-10-50-10 of the FASB Accounting Standards Codification for disclosures about fair value of its financial instruments and paragraph 820-10-35-37 of the FASB Accounting Standards Codification (“Paragraph 820-10-35-37”) to measure the fair value of its financial instruments. Paragraph 820-10-35-37 establishes a framework for measuring fair value under U.S. GAAP, and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, Paragraph 820-10-35-37 establishes a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three (3) levels of fair value hierarchy defined by Paragraph 820-10-35-37 are described below:

Level 1	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

Level 3	Pricing inputs that are generally observable inputs and not corroborated by market data.

The carrying amounts of the Company’s financial assets and liabilities, such as cash and accrued expenses, approximate their fair values because of the short maturity of these instruments. The Company does not have any assets or liabilities measured at fair value on a recurring or a non-recurring basis, consequently, the Company did not have any fair value adjustments for assets and liabilities measured at fair value at December 31, 2012 or December 31, 2011, nor gains or losses are reported in the statements of income and comprehensive income that are attributable to the change in unrealized gains or losses relating to those assets and liabilities still held at the reporting date for the fiscal year ended December 31, 2012 or December 31, 2011.

2.33	NEW ACCOUNTING PRONOUNCEMENTS
The Company does not expect any recent accounting pronouncements to have a material effect on the Company’s financial position, results of operations, or cash flows.

In May 2011, the FASB issued amendments to authoritative guidance related to fair value measurement and disclosure requirements. The new guidance changes some fair value measurement principles and enhances disclosure requirements related to activities in Level 3 of the fair value hierarchy. The amendments are effective for interim and annual periods beginning after December 15, 2011. The adoption of this guidance did not have a material effect on our consolidated financial statements.

In June 2011, the FASB issued authoritative guidance on the presentation of comprehensive income. This guidance specifies that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. It also does not change the presentation of related tax effects, before related tax effects, or the portrayal or calculation of earnings per share. This guidance is to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of this guidance did not have a material effect on our consolidated financial statements as it amended only the presentation of comprehensive income.

In July 2012, the FASB issued Accounting Standards Update ASU 2012-02, the amendments to ASC 350, Intangibles—Goodwill and Other: Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”). The amendments apply to all entities, both public and nonpublic, that have indefinite-lived intangible assets, other than goodwill, reported in their financial statements. In accordance with the amendments an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Subtopic 350-30. An entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, and early adoption is permitted. The Company will apply these amendments for reporting periods beginning after December 31, 2012. The Company does not expect the adoption of the amendments to have a material impact on the consolidated financial statements.

SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
3.	SEGMENT INFORMATION

The Company establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organization structure as well as business segments and major customers in consolidated financial statements. The Company operates in four principal reportable segments: Fishery Development Division, and HU Plantation Division and Organic Fertilizer and Bread Grass Division, and Cattle Development Division. No geographic information is required as all revenue and assets are located in PRC.

For the three months ended June 30, 2013
	Fishery Development Division (1)	HU Plantation Division (2)	Organic Fertilizer and Bread Grass Division (3)	Cattle Farm Development Division (4)	Corporate and others (5)	Total

Revenue	$17,904,106	$3,554,986	$16,946,378	$6,421,161	9,573,698	$54,400,329

Net income (loss)	$2,898,600	$2,452,706	$5,679,317	$929,277	$2,371,040	$14,330,940

Total assets	$67,526,143	$38,726,053	$120,479,483	$41,542,654	$26,251,321	$294,525,654

For the three months ended June 30, 2012
	Fishery Development Division (1)	HU Plantation Division (2)	Organic Fertilizer and Bread Grass Division (3)	Cattle Farm Development Division (4)	Corporate and others (5)	Total

Revenue	$15,799,765	$2,081,863	$3,684,693	$1,781,966	$-	$25,348,287

Net income (loss)	$8,321,886	$1,117,450	$469,629	$461,438	$(80,381)	$10,290,022

Total assets	$59,793,491	$27,151,644	$71,872,466	$9,791,026	$14,721,073	$183,329,700

	Fishery Development Division (1)	HU Plantation Division (2)	Organic Fertilizer and Bread Grass Division (3)	Cattle Farm Development Division (4)	Corporate and others (5)	Total

Revenue	$42,122,633	$3,554,986	$31,824,277	$14,783,718	17,222,466	$109,508,080

Net income (loss)	$11,053,353	$2,211,567	$9,342,579	$3,369,881	$4,732,332	$30,709,712

Total assets	$67,526,143	$38,726,053	$120,479,483	$41,542,654	$26,251,321	$294,525,654

For the six months ended June 30, 2012

	Fishery Development Division (1)	HU Plantation Division (2)	Organic Fertilizer and Bread Grass Division (3)	Cattle Farm Development Division (4)	Corporate and others (5)	Total

Revenue	$26,894,373	$2,081,863	$9,628,641	$2,723,426	$-	$41,328,303

Net income (loss)	$13,592,472	$1,090,577	$1,035,018	$1,186,596	$(943,177)	$15,961,484

Total assets	$59,793,491	$27,151,644	$71,872,466	$9,791,026	$14,721,073	$183,329,700

Note
(1)	Operated by Capital Award, Inc. and Jiangmen City A Power Fishery Development Co. Ltd.
(2)	Operated by Jiangmen City Heng Sheng Tai Agriculture Development Co. Ltd.
(3)	Operated by Qinghai Sanjiang A Power Agriculture Co. Ltd, A Power Agro Agriculture Development (Macau)Limited and Hunan Shenghua A Power Agriculture Co., Limited.
(4)	Operated by Jiangmen City Hang Mei Cattle Farm Development Co. Ltd and Macau Meiji Limited.
(5)	Operated by Sino Agro Food, Inc.

3.	SEGMENT INFORMATION
The Company establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organization structure as well as business segments and major customers in consolidated financial statements. The Company operated in four principal reportable segments: Fishery Development Division, and HU Plantation Division and Organic Fertilizer and Bread Grass Division, Cattle Development Division and discontinued Dairy Production Division since January 1, 2011 and added a new segment in that it refers to as “Corporate and others” in January 2012. No geographic information is required as all revenue and assets are located in PRC.

	2012
						Discontinued
	Continuing operations					operations
			Organic
	Fishery		Fertilizer and	Cattle Farm	Corporate	Dairy
	Development	HU Plantation	Bread Grass	Development	and	Production
	Division (1)	Division (2)	Division (3)	Division (4)	others (5)	Division (6)	Total

Revenue	$86,346,475	$11,878,599	$23,350,564	$17,038,001	$-	$-	$138,613,639

Net income (loss)	$39,150,568	$6,245,281	$3,875,609	$9,058,822	$(784,448)	$-	$57,545,832

Total assets	$79,222,788	$36,792,718	$96,282,055	$28,265,035	$2,536,382	$-	$243,098,978

	2011					Discontinued
	Continuing operations					operations
	Fishery Development Division (1)	HU Plantation Division (2)	Organic Fertilizer and Bread Grass Division (3)	Cattle Farm Development Division (4)	Corporate and others (5)	Dairy Production Division (6)	Total

Revenue	$26,422,125	$6,113,155	$15,184,702	$4,159,921	$-	$-	$51,879,903

Net income (loss)	$10,876,752	2,950,339	$3,262,178	$1,466,290	$(2,864,527)	$10,203,951	$25,894,983

Total assets	$37,030,261	$27,672,083	$54,353,901	$7,152,129	$25,632,504	$-	$151,840,878

Notes

(1)	Operated by Capital Award, Inc. and Jiangmen City A Power Fishery Development Co. Ltd.
(2)	Operated by Jiangmen City Heng Sheng Tai Agriculture Development Co. Ltd.
(3)	Operated by Qinghai Sanjiang A Power Agriculture Co. Ltd, A Power Agro Agriculture Development (Macau) Limited and Hunan Shenghua A Power Agriculture Co., Limited.
(4)	Operated by Jiangmen City Hang Mei Cattle Farm Development Co. Ltd and Macau Meiji Limited.
(5)	Operated by Sino Agro Food, Inc.
(6)	Operated by Hang Yu Tai Investment Ltd and ZhongSingNongMu Ltd (Discontinued operation).

INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
4.	INCOME TAXES

United States of America

The Company was incorporated in the State of Nevada, in the United States of America. The Company has no trading operations in United States of America and no US corporate tax has been provided for in the consolidated financial statements of the Company

Undistributed Earnings of Foreign Subsidiaries

The Company intends to use the remaining accumulated and future earnings of foreign subsidiaries to expand operations outside the United States and accordingly, undistributed earnings of foreign subsidiaries are considered to be indefinitely reinvested outside the United States and no provision for U.S. Federal and State income tax or applicable dividend distribution tax has been provided thereon.

China

Beginning January 1, 2008, the new Enterprise Income Tax (“EIT”) law replaced the existing laws for Domestic Enterprises (“DE’s”) and Foreign Invested Enterprises (“FIE’s”). The new standard EIT rate of 25% replaced the 33% rate currently applicable to both DE’s and FIE’s. The Company is currently evaluating the impact that the new EIT will have on its financial condition. Beginning January 1, 2008, China unified the corporate income tax rule on foreign invested enterprises and domestic enterprises. The unified corporate income tax rate is 25%.

Under new tax legislation in China beginning in January 2008, the agriculture, dairy and fishery sectors are exempt from enterprise income taxes.

No EIT has been provided in the financial statements of CA, ZX, JHST, JHMC, HSA and SJAP since they are exempt from EIT for the six months ended June 30, 2013 and 2012 as they are within the agriculture, dairy and fishery sectors.

On December 31, 2012, Tax authority agreed that HSA and JFD were exempt from EIT since January 1, 2011 as both companies are within the agriculture, dairy and fishery sectors.

Belize and Malaysia

CA, CS and CH are international business companies incorporated in Belize, and are exempt from corporate tax in Belize.

All sales invoices of CA were issued by its representative office in Malaysia and its trading and service activities are conducted in China. As the Malaysia tax law is imposed on a territorial basis and not on a worldwide basis, CA’s income is not subject to Malaysian corporate tax.

As a result, neither Belize nor Malaysia corporate tax is provided for in the consolidated financial statements of CA for the six months ended June 30, 2013 and 2012.

Hong Kong
No Hong Kong profits tax has been provided in the consolidated financial statements of TRW, since these entities did not earn any assessable profits for the six months ended June 30, 2013 and 2012.

Macau

No Macau Corporation tax has been provided in the consolidated financial statements of HYT, APWAM and MEIJI since these entities did not earn any assessable profits for the six months ended June 30, 2013 and 2012.

No deferred tax assets and liabilities are of June 30, 2013 and December 31, 2012 since there was no difference between the financial statements carrying amounts and the tax bases of assets and liabilities using enacted tax rates in effect in the period in which the differences are expected to reverse.

Provision for income taxes is as follows:

	Three	Three	Six	Six
	months ended	months ended	months ended	months ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012

Income tax provision
- SIAF	$-	$-	$-	$-
- CA, CS and CH	-	-	-	-
- TRW	-	-	-	-
- MEIJI and APWAM	-	-	-	-
- JHST, JHMC, JFD, HSA and SJAP	-	-	-	-
Deferred tax provision	-	-	-	-
	$-	$-	$-	$-

The Company did not recognize any interest or penalties related to unrecognized tax benefits in the six months ended June 30, 2013 and 2012.The Company had no uncertain positions that would necessitate recording of tax related liability. The Company is subject to examination by the respective tax authorities.

4.	INCOME TAXES

United States of America

The Company was incorporated in the State of Nevada, in the United States of America. The Company has no trading operations in United States of America and no US corporate tax has been provided for in the consolidated financial statements of the Company.

Undistributed Earnings of Foreign Subsidiaries

The Company intends to use the remaining accumulated and future earnings of foreign subsidiaries to expand operations outside the United States and accordingly, undistributed earnings of foreign subsidiaries are considered to be indefinitely reinvested outside the United States and no provision for U.S. Federal and State income tax or applicable dividend distribution tax has been provided thereon.

China

Beginning January 1, 2008, the new Enterprise Income Tax (“EIT”) law replaced the existing laws for Domestic Enterprises (“DE’s”) and Foreign Invested Enterprises (“FIE’s”). The new standard EIT rate of 25% replaced the 33% rate currently applicable to both DE’s and FIE’s. The Company is currently evaluating the impact that the new EIT will have on its financial condition. Beginning January 1, 2008, China unified the corporate income tax rule on foreign invested enterprises and domestic enterprises. The unified corporate income tax rate is 25%.

Under new tax legislation in China beginning in January 2008, the agriculture, dairy and fishery sectors are exempt from enterprise income taxes.

No EIT has been provided in the financial statements of CA, ZX, JHST, JHMC, JFD, HSA and SJAP since they are exempt from EIT for the years ended December 31, 2012 and 2011 as they are within the agriculture, dairy and fishery sectors.

However, as of December 31, 2012, Taxation Department agreed that HSA is exempt from EIT for the years ended December 31, 2012 and 2011. No EIT has been provided in the financial statements of HSA for the income earned for the years December 31, 2012 as they are within the agriculture, dairy and fishery sectors. EIT has been provided in the financial statements of HSA at 25% for the income for the years ended December 31, 2011 as part of its revenue was generated from other source of supply other than SJAP that was not exempted from EIT.

However, as of December 31, 2012, Taxation Department agreed that JFD is exempt from EIT for the years ended December 31, 2012 and 2011. No EIT has been provided in the financial statements of JFD for the income earned for the years December 31, 2012 as they are within the agriculture, dairy and fishery sectors. JFD had been levied with an EIT of 25% in 2011, but JFD’s appeal to the Taxation Department for a waiver of this tax was successful by December 31, 2012.

Belize and Malaysia

CA, CS and CH are international business companies incorporated in Belize, and are exempt from corporate tax in Belize.

All sales invoices of CA were issued by its representative office in Malaysia and its trading and service activities are conducted in China. As the Malaysia tax law is imposed on a territorial basis and not on a worldwide basis, CA’s income is not subject to Malaysian corporate tax.

As a result, neither Belize nor Malaysia corporate tax is provided for in the consolidated financial statements of CA for the years ended December 31, 2012 and 2011.

Hong Kong
No Hong Kong profits tax has been provided in the consolidated financial statements of PMH and TRW, since these entities did not earn any assessable profits for the years ended December 31, 2012 and 2011.

Macau
No Macau Corporation tax has been provided in the consolidated financial statements of HYT, APWAM and MEIJI since these entities did not earn any assessable profits for the December 31, 2012 and 2011.
Provision for income taxes is as follows:

No deferred tax assets and liabilities are of June 30, 2013 and December 31, 2012 since there was no difference between the financial statements carrying amounts and the tax bases of assets and liabilities using enacted tax rates in effect in the period in which the differences are expected to reverse.

	2012	2011

SIAF	$-	$-
CA, CS and CH	-	-
TRW	-	-
MEIJI and APWAM	-	-
JHST, JFD, JHMC and SJAP	-	-
HSA	-	31
	$-	$31

NET INCOME FROM DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
5.	NET INCOME FROM DISCONTINUED OPERATIONS
On February 15, 2011 and on March 29, 2011, the Company entered into an agreement and memorandum of understanding, respectively, to sell 100% equity interest in HYT group (including HYT and ZX) to Mr. Xin Ming Sun, a director of ZhongXingNong Nu Co., Ltd for $45,000,000, with an effective date of January 1, 2011.HYT group contributed revenue and net income for the Dairy Production Division. Prior to sale of HYT group, the Dairy Production Division represented a separate business segment; the disposal group has been treated as a discontinued operation in this quarterly financial report. The post-tax result of the Dairy Production Division has been disclosed as a discontinued operation in the consolidated statement of income and comprehensive income.

(a)	Net income from discontinued operations

	Note	2012	2011
		(Unaudited)	(Unaudited)

Revenue		$-	$-

Cost of goods sold		-	-

Gross profit		-	-

General and administrative expenses		-	-

Net income from operations		-	-

Interest expense		-	-

Net income before income taxes		-	-

Net income from sale of subsidiaries		-	10,203,951

Net income before income taxes		-	10,203,951

Provision for income taxes		-	-

Net income from discontinued operations		-	10,203,951

Less: Net income attributable to the non - controlling interest		-	-

Net income from discontinued operations attributable to the Sino Agro Food, Inc. and subsidiaries		$-	$10,203,951

(b)	Consideration received

2011

Consideration received in cash and cash equivalents	$704,388
Disposal proceeds receivable of sale of subsidiaries	44,295,612
Total consideration proceeds	$45,000,000

(c)	Net cash outflow on sale of subsidiaries, HYT and ZX

2011

Cash and cash equivalents balance disposed of	$(3,137,885)
Net cash outflow on sale of subsidiaries, HYT and ZX	$(3,137,885)

(d)	Detailed cash flow from discontinued operations

	Note	2012	2011
Cash flows from operating activities
Net income for the period		$-	$10,203,951

Adjustments to reconcile net income to net cash from operations:
Depreciation		-	-
Amortization		-	-
Net gain of sale of subsidiaries, HYT and ZX		-	(10,203,951)
Changes in operating assets and liabilities:
Increase in inventories		-	-
Increase in deposits and prepaid expenses		-	-
Increase in other payables		-	-
Decrease in accounts receivable		-	-
Decrease in other receivables		-	-
Net cash provided by operating activities		-	-
Cash flows from investing activities
Net cash outflow on sale of subsidiaries, HYT and ZX	5(c)	-	(3,137,885)
Payment for acquisition of land use rights		-	-
Payment for construction in progress		-	-
Net cash used in investing activities		-	(3,137,885)
Cash flows from financing activities
Net cash provided by financing activities		-	-

Effects on exchange rate changes on cash		-	-
(Decrease) increase in cash and cash equivalents		-	(3,137,885)
Cash and cash equivalents, beginning of year		-	3,137,885

Cash and cash equivalents, at end of year		$-	$-

Supplementary disclosures of cash flow information:
Cash paid for interest		$-	$-
Cash paid for income taxes		$-	$-
Non - cash transactions
Disposal proceeds receivable of sale of subsidiaries, HYT and ZX		$-	$44,295,612

DIVIDENDS	12 Months Ended
Dec. 31, 2012
Dividend [Abstract]
Dividend Disclosure [Text Block]
6.	DIVIDENDS
On October 10, 2011, the Company declared a cash dividend of $0.01 share, to be paid on November 15, 2011 to the stockholders as of the close of business on October 30, 2011.

On August 22, 2012, the Company’s Board of Directors declared that the Company’s stockholders were entitled to receive one share of restricted Series F Non-convertible Preferred Stock for every 100 shares of Common Stock owned by the stockholders as of September 28, 2012, with lesser or greater amounts being rounded up to the nearest 100 shares of common stock for purpose of the computing the dividend. The holders of record of shares of Series F Non – Convertible Preferred Stock shall be entitled to a coupon payment directly from the Company at the redemption rate of $3.40 per share and be payable on May 30, 2014.

On December 6, 2012,   the Company's Board of Directors has declared cash dividend on its Common Stock, payable in the amount of $0.01 for every one share issued and outstanding as of December 26, 2012, with a distribution date of January 15, 2013.

	2012	2011
Cash dividend
95,130,730 (2011: 51,950,974) outstanding shares of $0.01	$951,307	$519,509
Deferred dividend
91,931,287 outstanding shares of $0.01 (2011: 0)	3,125,661	-
	$4,076,968	$519,509

CASH AND CASH EQUIVALENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
5.	CASH AND CASH EQUIVALENTS

	June 30, 2013	December 31, 2012

Cash and bank balances	$9,391,449	$8,424,265

7.	CASH AND CASH EQUIVALENTS

	2012	2011

Cash and bank balances	$8,424,265	$1,387,908

INVENTORIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
6.	INVENTORIES

As of June 30, 2013, inventories are as follows:

	June 30, 2013	December 31, 2012

Sleepy cods and eels	$5,432,990	$4,612,090
Bread grass	709,366	1,473,653
Beef cattle	2,985,965	2,569,659
Organic fertilizer	702,836	737,166
Forage for cattle and consumable	3,144,896	278,900
Raw materials for bread grass and organic fertilizer	5,237,102	6,765,536
Unharvested HU plantation	674,278	-
Immature seeds	-	677,751
	$18,887,433	$17,114,755

8.	INVENTORIES

As of December 31, 2012, inventories are as follows:

	2012	2011

Sleepy cod and eels	$4,612,090	$-
Bread grass	1,473,653	449,984
Beef cattle	2,569,659	825,853
Organic fertilizer	737,166	807,689
Forage for cattle and consumable	278,900	-
Raw materials for bread grass and organic fertilizer	6,765,536	1,398,965
Raw materials for HU plantation	-	11,111
Immature seeds	677,751	842,313
Unharvested HU plantation	-	99,530
	$17,114,755	$4,435,445

DEPOSITS AND PREPAID EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Deposits and Prepaid Expenses [Abstract]
Deposits and Prepaid Expenses Disclosure [Text Block]
7.	DEPOSITS AND PREPAID EXPENSES

The Company made temporary deposit payments for equity investments in the future development of a prawn farm hatchery and a prawn farm nursery.

	June 30, 2013	December 31, 2012

Deposits for
- purchases of equipment	$2,059,776	$318,192
- acquisition of land use rights	7,826,508	7,826,508
- inventories purchases	4,940,767	2,228,854
- aquaculture contract	6,022,708	7,062,600
- building materials	1,281,935	2,000,000
- proprietary technologies	2,254,839	2,254,839
- construction in progress	19,658,537	14,423,021
Miscellaneous	251,657	4,892,258
Shares issued for employee compensation and overseas professional	90,600	271,800
Temporary deposits paid to entities for investments in future Sino Foreign Joint Venture companies	7,704,670	6,030,785
	52,091,997	47,308,857

9.	DEPOSITS AND PREPAID EXPENSES

	2012	2011
	$	$
Deposits for Prepayments for purchases of equipment	318,192
Miscellaneous	4,892,258
Deposits for- acquisition of land use right	7,826,508	4,453,665
Deposits for- inventory purchases	2,228,854	5,190,952
Deposits for- aquaculture contract	7,062,600	3,085,164
Deposits for- building materials	2,000,000	-
Deposits for- proprietary technology	2,254,839	-
Prepayments for construction in progress	14,423,021	-
Shares issued for employee compensation and oversea professional fee	271,800	2,139,057
Temporary deposits payment for acquiring equity investments	6,030,785	-
	47,308,557	14,868,838

The Company made temporary deposit payments for equity investments in the future development of a prawn farm hatchery and a prawn farm nursery. Miscellaneous represents the value of the shares of the Company held by the custodian for convertible notes, rental and utility deposits, for sundries purchases and sundries prepaid expenses.

ACCOUNTS RECEIVABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounts Receivable [Abstract]
Accounts Receivable Disclosure [Text Block]
8.	ACCOUNTS RECEIVABLE

The Company has performed an analysis on all of its accounts receivable and determined that all amounts are collectible by the Company. As such, all accounts receivable are reflected as a current asset and no allowance for bad debt has been recorded as of June 30, 2013 and December 31, 2012. Bad debts written off for the three months ended and six months ended June 30, 2013 and 2012 are $0.

Aging analysis of accounts receivable is as follows:

	June 30, 2013	December 31, 2012

0 - 30 days past due	$25,564,050	$10,813,981
31 - 90 days past due	40,853,659	27,784,784
91 - 120 days past due	15,251,513	6,866,842
over 120 days and less than 1 year past due	704,648	7,482,743
over 1 year past due	-	-
	82,373,870	52,948,350

10.	ACCOUNTS RECEIVABLE
The Company has performed an analysis on all of its accounts receivable and determined that all amounts are collectible by the Company. As such, all accounts receivable are reflected as a current asset and no allowance for bad debt has been recorded as of December 31, 2012 and December 31, 2011. Bad debts written off for the years ended December 31, 2012 and 2011 are $0.

Aging analysis of accounts receivable is as follows:

	2012	2011

0 - 30 days	$10,813,981	$20,061,598
31 - 90 days	27,784,784	1,828,058
91 - 120 days	6,866,842	2,457,259
over 120 days and less than 1 year	7,482,743	3,185,000
over 1 year	-	5,936,718
	52,948,350	33,468,633
Less: amounts reclassified as long term accounts receivable	-	(5,936,718)
	$52,948,350	$27,531,915

OTHER RECEIVABLES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Receivable [Abstract]
Other Receivables Disclosure [Text Block]
9.	OTHER RECEIVABLES

	June 30,2013	December 31, 2012

Cash advances paid as consideration to acquire investments.	$4,657,728	$4,657,728
Advanced to employees	206,046	166,722
Advanced to suppliers	573,001	205,088
Miscellaneous	937,497	924,710
	$6,374,272	$5,954,248

11.	OTHER RECEIVABLES
	2012	2011

Temporary payments	$-	$656,092
Due from employees	-	130,191
Due from third parties	5,954,248	8,902,588
	$5,954,248	$9,688,871

Payments due from employees and third parties are unsecured, interest free and without fixed term of repayment. Payments due from employees are the amounts advanced for handling business transactions on behalf of the Company, and are reconciled once the business transactions have been completed.

DUE FROM RELATED PARTIES	12 Months Ended
Dec. 31, 2012
Due From Related Parties [Abstract]
Due From Related Parties Disclosure [Text Block]
12.	DUE FROM RELATED PARTIES
	2012	2011

Due from proceeds receivable	$-	$5,386,233
Due from HYT	-	10,434,519
	$-	$15,820,752

The Company sold its 100% equity interest in the HYT Group (This group consisted of HYT and ZX) for the sum of $45,000,000. The purchaser of this equity interest was Mr. Xi Ming Sun, who is a director of ZX and owned an equity interest in the HYT Group prior to this purchase. Mr. Sun paid the Company $10,526,095 in cash (of which $8,969,078 was subsequently refunded by the Company to Mr. Sun) and the Company received land use rights valued at $38,056,750 as partial payment for the purchase of this equity interest. At December 31, 2011, Mr. Sun still owed the Company the sum of $5,386,233 and such amount was repaid to the Company during the fourth quarter of 2012. As of December 31, 2012 and 2011, the outstanding amount due from Mr. Xi Ming Sun is $0 and $5,386,233, respectively.

Due from HYT is an advance, which is unsecured, interest free and to be repaid within one year from December 31, 2011. By December 31, 2012, this sum had been repaid.

PLANT AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
10.	PLANT AND EQUIPMENT

	June 30, 2013	December 31, 2012

Plant and machinery	$3,681,644	$3,681,644
Structure and leasehold improvements	15,446,062	15,446,062
Mature seeds	2,660,357	1,369,626
Furniture and equipment	633,370	212,479
Motor vehicles	277,513	277,513
	22,698,946	20,987,324

Less: Accumulated depreciation	(1,679,693)	(1,041,022)
Net booking value	21,019,253	19,946,302

Depreciation expense was $331,596 and $125,530 for the three months ended June 30, 2013 and 2012, respectively.
Depreciation expense was $638,671 and $183,154 for the six months ended June 30, 2013 and 2012, respectively.

13.	PLANT AND EQUIPMENT
	2012	2011

Plant and machinery	$3,681,644	$1,855,068
Structure and leasehold improvements	15,446,062	27,211
Mature seeds	1,369,626	503,663
Furniture and equipment	212,479	773,185
Motor vehicles	277,513	106,298
	20,987,324	3,265,425

Less: Accumulated depreciation	(1,041,022)	(597,660)
Net carrying amount	19,946,302	2,667,765

Depreciation expense was $443,361 and $220,810 for the years ended December 31, 2012 and 2011, respectively.

CONSTRUCTION IN PROGRESS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Construction In Progress [Abstract]
Construction in Progress Disclosure [Text Block]
11.	CONSTRUCTION IN PROGRESS

	June 30, 2013	December 31, 2012

Construction in progress
- Oven room for production of dried flowers	$828,905	$828,905
- Office, warehouse and organic fertilizer plant in H S A	10,450,518	10,450,518
- Organic fertilizer and bread grass production plant and office buildingin SJAP	13,228,105	7,921,105
- Rangeland for beef cattle and office building in Enping	5,291,982	5,291,982
- Cattle houses, office building and staff quarter in SJAP	8,289,632	-
	$38,089,142	$24,492,510

14.	CONSTRUCTION IN PROGRESS
	2012	2011

Construction in progress
- Oven room for production of dried flowers	$828,905	$826,359
- Office, warehouse and organic fertilizer plant in HSA	10,450,518	26,646
- Organic fertilizer and bread grass production plant and office building	7,921,105	2,724,864
- rangeland for beef cattle and office building	5,291,982	-
	$24,492,510	$3,577,869

LAND USE RIGHTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Land Use Rights [Abstract]
Land Use Rights Disclosure [Text Block]
12.	LAND USE RIGHTS

Private ownership of agricultural land is not permitted in the PRC. Instead, the Company has leased five lots of land. The cost of the first lot of land use rights acquired in 2007 in Guangdong Province was $6,408,289 and consists of 180.23 acres with the lease expiring in 2067. The cost of the second lot of land use rights acquired in 2008 in Guangdong Province was $764,128, which consists of31.84 acres with the lease expiring in 2068. The cost of the third lot of land use rights acquired in 2011 was $7,042,831, which consists of 52.46 acres in Guangdong Province, with the lease expiring in 2037. The cost of the fourth lot of land use rights acquired in 2011 was $35,405,750 which consisted of 287.21 acres in the Hunan Province, PRC and the leases expire in 2051, 2054 and 2071. The cost of the fifth lot of land use rights acquired in 2012 was $528,240 which consisted of 21.09 acres in  Qinghai Province, PRC and the leases expire in 2051. The cost of the sixth lot of land use rights acquired in 2013 was $528,240 which consisted of 41.80 acres in Guangdong Province, PRC and the leases expire in 2051.

	June 30, 2013	December 31,2012

Cost	$60,045,896	$58,630,950
Less: Accumulated amortisation	(3,666,041)	(2,897,704)
Net carrying amount	$56,379,855	$55,733,246

Land use rights are amortized on the straight-line basis over their respective lease periods. The lease period of agriculture land is 30 to 60 years.

Amortization of land use rights was $539,677 and $642,905 for the three months ended June 30, 2013 and 2012, respectively. Amortization of land use rights was $768,337 and $944,176 for the three months ended June 30, 2013 and 2012, respectively.

15.	LAND USE RIGHTS
Private ownership of agricultural land is not permitted in the PRC. Instead, the Company has leased five lots of land. The cost of the first lot of land use rights acquired in 2007 was $6,194,505, which consists of 1,985.06 acres in the Hebei Province with leaseholds expiring in 2036, 2051, 2067 and 2077. The cost of the second lot of land use rights acquired in 2007 in the Guangdong Province was $6,408,289 and consists of 180.23 acres with the lease expiring in 2067. The cost of the third lot of land use rights acquired in 2008 in the Guangdong Province was $764,128, which consists of 31.84 acres with the lease expiring in 2068. The cost of the fourth lot of land use rights acquired in 2010 in the Hebei Province was $3,223,411, which consists of 825 acres with the lease expiring in 2066.The first lot of land use rights with the original cost of $6,194,505 and the fourth lot of land use rights with the original cost of $3,223,411 were disposed of with the sale of a subsidiary of ZX. The cost of the fifth lot of land use rights acquired in 2011 was $12,040,571, which consists of 93.64 acres in the Guangdong Province, with the lease expiring in 2031 and 2037. The cost of the sixth lot of land use rights acquired in 2011 was $35,405,750 which consisted of 287.21 acres in the Hunan Province, PRC and the leases expire in 2061. The cost of the seventh lot of land use rights acquired in 2012 was $528,240 which consisted of 21.09 acres in the Xining City, Qinghai Province, PRC and the leases expire in 2051.

	2012	2011

Cost (Note)	$58,630,950	$57,845,574
Less: Accumulated amortization	(2,897,704)	(1,338,104)
Net carrying amount	$55,733,246	$56,507,470

Note

Fiscal year	Expiry date	Location	Cost

Balance at 1.1.2011			$18,776,139
2011	2037	Enping City, Guangdong Province, PRC	12,365,293
2011	2051, 2054 and 2071	Linli County, Hunan Province, PRC.	35,405,750
Less: disposal upon sale of a subsidiary,ZX
	Acquired in 2007	Huebi Province, PRC	(6,194,505)
	Acquired in 2010	Huebi Province, PRC	(3,223,411)
	Exchange adjustment		716,307
Balance at 12.31.2011			57,845,573
2012	2051	Xining city, Qinghai Province, PRC	528,240
	Exchange adjustment		257,137
Balance at 12.31.2012			$58,630,950

Land use rights are amortized on the straight-line basis over their respective lease periods. The lease period of agriculture land is 30 to 60 years.

Amortization of land use rights was $1,599,600 and $732,946 for the years ended December 31, 2012 and 2011, respectively.

PROPRIETARY TECHNOLOGIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Proprietary Technologies [Abstract]
Proprietary Technologies Disclosure [Text Block]
13.	PROPRIETARY TECHNOLOGIES

By an agreement dated November 12, 2008, TRW acquired an enzyme technology master license, registered under a Chinese patent, for the manufacturing of livestock feed and bioorganic fertilizer and its related labels for $8,000,000. On March 6, 2012 MEIJI acquired an aromatic-feed formula technology for the production of aromatic cattle for $1,500,000.

	June 30, 2013	December 31, 2012
	$	$

Cost	9,512,258	9,512,258
Less: Accumulated amortization	(1,605,591)	(1,397,634)
Net carrying amount	7,906,667	8,114,624

Amortization of proprietary technologies was $98,750 and $145,500 for the three months ended June 30, 2013 and 2012, respectively. Amortization of proprietary technologies was $207,957 and $194,000 for the six months ended June 30, 2013 and 2012, respectively. No impairments of proprietary technologies have been identified for the three months ended and the six months ended June 30, 2013 and 2012.

16.	PROPRIETARY TECHNOLOGIES
By an agreement dated November 12, 2008, TRW acquired an enzyme technology master license, registered under a Chinese patent, for the manufacturing of livestock feed and bioorganic fertilizer and its related labels for $8,000,000. On March 6, 2012 MEIJI acquired an aromatic-feed formula technology for the production of aromatic cattle for $1,500,000.

	2012	2011

Proprietary technologies	$9,512,258	$8,000,000
Less: Accumulated amortization	(1,397,634)	(1,022,325)
Net carrying amount	$8,114,624	$6,977,675

Amortization of proprietary technologies was $375,309 and $310,235 for the years ended December 31, 2012 and 2011, respectively. No impairments of proprietary technologies have been identified during the years ended December 31, 2012 and 2011.

GOODWILL	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]
14.	GOODWILL

Goodwill represents the fair value of the assets acquired the acquisitions over the cost of the assets acquired. It is stated at cost less accumulated impairment losses. Management tests goodwill for impairment on an annual basis or when impairment indicators arise. In these instances, the Company recognizes an impairment loss when it is probable that the estimated cash flows are less than the carrying value of the assets. To date, no such impairment loss has been recorded.

	June 30, 2013	December 31, 2012

Goodwill from acquisition	$724,940	$724,940
Less: Accumulated impairment losses	-	-
Net carrying amount	$724,940	$724,940

17.	GOODWILL
Goodwill represents the fair value of the assets acquired the acquisitions over the cost of the assets acquired. It is stated at cost less accumulated impairment losses. Management tests goodwill for impairment on an annual basis or when impairment indicators arise. In these instances, the Company recognizes an impairment loss when it is probable that the estimated cash flows are less than the carrying value of the assets. To date, no such impairment loss has been recorded.

	2012	2011

Goodwill from acquisition	$724,940	$724,940
Less: Accumulated impairment losses	-	-
Net carrying amount	$724,940	$724,940

UNCONSOLIDATED EQUITY INVESTEE	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
18.	UNCONSOLIDATED EQUITY INVESTEE
On February 11, 2011, CA applied to form a corporate joint venture, Enping City Bi Tao A Power Prawn Culture Development Co. Limited (“EBAPCD”), incorporated in the People’s Republic of China. CA has the right to acquire up to a 75% equity interest in EBAPCD. EBAPCD has not commenced its business of prawn cultivation.

On February 28, 2011, TRW applied to form a corporate joint venture, Enping City Bi Tao A Power Fishery Development Co., Limited (“EBAPFD”), incorporated in the PRC. TRW owned a 25% equity interest in EBAPFD. On November 17, 2011, TRW formed Jiang Men City A Power Fishery Development Co., Limited (“JFD”) in which it acquired a 25% equity interest, while it withdrew its 25% equity interest in EBAPFD. As of December 31, 2011, the Company invested $1,258,607 in JFD. On January 1, 2012, the Company acquired an additional 25% equity interest in JFD for the amount of $1,662,365. On April 1, 2012, the Company acquired an additional 25% equity interest in JFD for the amount of $1,702,580. The Company presently owns a 75% equity interest in JFD and controls majority of votes and its board of directors. As result, the Company has consolidated the assets and operations of JFD.

On April 15, 2011, MEIJI applied to form Enping City A Power Cattle Farm Co., Limited (“ECF”), incorporated in the People’s Republic of China. MEIJI had 25% equity interest in ECF. The PRC Government granted the official name of Jiang Men City Hang Meiji Cattle Farm Development Co., Limited (“JHMC”) to ECF on June 3, 2012. On April 1, 2012, the Company acquired an additional 25% equity interest in JFD for the amount of $1,702,580. The Company presently owns a 75% equity interest in ECF and controls majority of votes and its board of directors. As result, the Company has consolidated the assets and operations of JFD.

	2012	2011

Investment in unconsolidated joint venture	$-	$1,258,607

VARIABLE INTEREST ENTITY	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Variable Interest Entity [Abstract]
Variable Interest Entity Disclosure [Text Block]
15.	VARIABLE INTEREST ENTITY

On September 28, 2009, APWAM acquired the PMH’s 45% equity interest in the Sino-Foreign joint venture company, Qinghai Sanjiang A Power Agriculture Co. Limited (“SJAP”), which was incorporated in the People’s Republic of China. As of June 30, 2013, the Company has invested $2,251,359 in this joint venture. SJAP is engaged in its business of the manufacturing of organic fertilizer, livestock feed, and beef cattle and plantation of crops and pastures.

Continuous assessment of the VIE relationship with SJAP

The Company may also have a controlling financial interest in an entity through an arrangement that does not involve voting interests, such as a VIE. The Company evaluates entities deemed to be VIE’s using a risk and reward model to determine whether to consolidate. A VIE is an entity (1) that has total equity at risk that is not sufficient to finance its activities without additional subordinated financial support from other entities, (2) where the group of equity holders does not have the power to direct the activities of the entity that most significantly impact the entity’s economic performance, or the obligation to absorb the entity’s expected losses or the right to receive the entity’s expected residual returns, or both, or (3) where the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both, and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

The Company also quantitatively and qualitatively examined if SJAP is considered a VIE. Qualitative analyses considered the extent to which the nature of its variable interest exposed the Company to losses. For quantitative analyses, the Company also used internal cash flow models to determine if SJAP was a VIE and, if so, whether the Company was the primary beneficiary. The projection of these cash flows and probabilities thereof requires significant managerial judgment because of the inherent limitations that relate to the use of historical data for the projection of future events. On June 30, 2013, the Company evaluated the above VIE testing results and concluded that the Company is the primary beneficiary of SJAP’s expected losses or residual returns and that SJAP qualifies as a VIE of the Company. As result, the Company has consolidated SJAP as a VIE.

The reasons for the changes are as follows:

•Originally, the board of directors of SJAP consisted of 7 members; 3 appointees from Qinghai Sanjiang (one stockholder), 1 from Garwor (one stockholder), and 3 from the Company, such that the Company did not have majority interest represented on the board of directors of SJAP.

•On May 7, 2010, Qinghai Sanjiang sold and transferred its equity interest in SJAP to Garwor. The State Administration for Industry and Commerce of Xining City Government of the People’s Republic of China approved the sale and transfer.

Consequently Garwor and the Company agreed that the new board of directors of SJAP would consist of 3 members; 1 appointee from Garwor and 2 appointees from the Company, such that the Company now had a majority interest in the board of directors of SJAP. Also, and in accordance with the Company’s Sino Joint Venture Agreement, the Company’s management appointed the chief financial officer of SJAP. As a result, the financial statements of SJAP were included in the consolidated financial statements of the Company.

19.	VARIABLE INTEREST ENTITY
On September 28, 2009, APWAM acquired the PMH’s 45% equity interest in the Sino-Foreign joint venture company, Qinghai Sanjiang A Power Agriculture Co. Limited (“SJAP”), which was incorporated in the People’s Republic of China. As of December 31, 2012, the Company has invested $2,251,359 in this joint venture. SJAP is engaged in its business of the manufacturing of organic fertilizer, livestock feed, and beef cattle and plantation of crops and pastures.

Continuous assessment of the VIE relationship with SJAP
The Company may also have a controlling financial interest in an entity through an arrangement that does not involve voting interests, such as a VIE. The Company evaluates entities deemed to be VIE’s using a risk and reward model to determine whether to consolidate. A VIE is an entity (1) that has total equity at risk that is not sufficient to finance its activities without additional subordinated financial support from other entities, (2) where the group of equity holders does not have the power to direct the activities of the entity that most significantly impact the entity’s economic performance, or the obligation to absorb the entity’s expected losses or the right to receive the entity’s expected residual returns, or both, or (3) where the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both, and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

The Company also quantitatively and qualitatively examined if SJAP is considered a VIE. Qualitative analyses considered the extent to which the nature of its variable interest exposed the Company to losses. For quantitative analyses, the Company also used internal cash flow models to determine if SJAP was a VIE and, if so, whether the Company was the primary beneficiary. The projection of these cash flows and probabilities thereof requires significant managerial judgment because of the inherent limitations that relate to the use of historical data for the projection of future events. On December 31, 2012, the Company evaluated the above VIE testing results and concluded that the Company is the primary beneficiary of SJAP’s expected losses or residual returns and that SJAP qualifies as a VIE of the Company. As result, the Company has consolidated SJAP as a VIE.

The reasons for the changes are as follows:

•          Originally, the board of directors of SJAP consisted of 7 members; 3 appointees from Qinghai Sanjiang (one stockholder), 1 from Garwor (one stockholder), and 3 from the Company, such that the Company did not have majority interest represented on the board of directors of SJAP.

•          On May 7, 2010, Qinghai Sanjiang sold and transferred its equity interest in SJAP to Garwor. The State Administration for Industry and Commerce of Xining City Government of the People’s Republic of China approved the sale and transfer.

Consequently Garwor and the Company agreed that the new board of directors of SJAP would consist of 3 members; 1 appointee from Garwor and 2 appointees from the Company, such that the Company now had a majority interest in the board of directors of SJAP. Also, and in accordance with the Company’s Sino Joint Venture Agreement, the Company’s management appointed the chief financial officer of SJAP.

As result, the financial statements of SJAP were included in the consolidated financial statements of the Company.

LICENSE RIGHTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
License Rights [Abstract]
License Rights Disclosure [Text Block]
16.	LICENSE RIGHTS

Pursuant to an agreement dated August 1, 2006 between Infinity Environmental Group Limited (“Infinity”) and the Company, the Company was granted an A Power Technology License with the condition that the Company was required to pay the license fee covering 500 units of APM as performance payment to Infinity on or before July 31, 2008. This license allows the Company to develop service, manage and supply A Power Technology Farms in the PRC using the A Power Technology, but subject to a condition that the Company is required to pay a license fee to Infinity once the Company has sold the license to its customer. Under the said license, the Company has the right to authorize developers and/or joint venture partners to develop A Power Technology Farms in the PRC. Infinity is a company incorporated in Australia.

20.	LICENSE RIGHTS
Pursuant to an agreement dated August 1, 2006 between Infinity Environmental Group Limited (“Infinity”) and the Company, the Company was granted an A Power Technology License with the condition that the Company was required to pay the license fee covering 500 units of APM as performance payment to Infinity on or before July 31, 2008. This license allows the Company to develop service, manage and supply A Power Technology Farms in the PRC using the A Power Technology, but subject to a condition that the Company is required to pay a license fee to Infinity once the Company has sold the license to its customer. Under the said license, the Company has the right to authorize developers and/or joint venture partners to develop A Power Technology Farms in the PRC. Infinity is a company incorporated in Australia.

OTHER PAYABLES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]
17.	OTHER PAYABLES

	June 30, 2013	December 31, 2012

Due to third parties	$664,865	$877,259
Promissory notes issued to third parties	4,477,414	3,352,394
Convertible notes payable	-	232,000
Due to local government	2,192,825	2,192,825
Miscellaneous	2,924,074	-
	$10,259,178	$6,654,478

Due to third parties are unsecured, interest free and have no fixed terms of repayment.

21.	OTHER PAYABLES

	2012	2011

Due to third parties	$877,259	$10,794,449
Promissory notes issued to third parties	3,352,394	-
Convertible notes payable	232,000	-
Due to local government	2,192,825	-
Due to employees and others	-	1,114,848
Land use rights payable	-	58,851
	$6,654,478	$11,968,148

Due to third parties, employees and others are unsecured, interest free and have no fixed terms of repayment.

DUE TO THIRD PARTIES	12 Months Ended
Dec. 31, 2012
Due to Related Parties [Abstract]
Due To Related Parties Disclosure [Text Block]
22.	DUE TO THIRD PARTIES
	2012	2011

Due to third parties	$-	$867,413

Due to third parties represents short term advances to various companies and individuals that in the opinion of management are for the benefit of the Company. These advances are unsecured, interest fee, have no fixed terms of repayment and are due upon demand by the Company.

CONSTRUCTION CONTRACT	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Contractors [Abstract]
Long-term Contracts or Programs Disclosure [Text Block]
18.	CONSTRUCTION CONTRACT

(i)	Cost and estimated earnings in excess of billings on uncompleted contracts
	June 30, 2013	December 31, 2012

Cost	$2,505,402	$3,755,046
Estimated earnings	4,746,626	8,307,452
Less: Billings	(5,965,253)	(9,725,618)
Costs and estimated earnings in excess of billings on uncompleted contract	$1,286,775	$2,336,880

(ii)	Cost and estimated earnings in excess of billings on uncompleted contracts

	June 30, 2013	December 31, 2012

Billings	$14,916,618	$9,810,427
Less: Cost	(4,302,086)	(1,886,705)
Estimated earnings	(9,692,157)	(5,133,638)
Billing in excess of costs and estimated earnings on uncompleted contract	$922,375	$2,790,084

(iii)	Overall

	June 30, 2013	December 31, 2012
Cost	$6,807,488	$5,641,751
Estimated earnings	14,438,783	13,441,090
Less: Billings	(20,881,871)	(19,536,045)
Cost and estimated earnings in excess of billings on uncompleted contract/(Billing in excess of Costs and estimated earnings on uncompleted contract)	$364,400	$(453,204)

23.	CONSTRUCTION CONTRACTS

(i)	Construction Billing in Excess of Costs and Estimated Earnings on uncompleted contracts.
	2012	2011

Billings	$9,810,427	$19,066,400
Less: Costs	(1,886,705)	(8,249,145)
Estimated earnings	(5,133,638)	(8,855,136)
Billing in excess of costs and estimated earnings on uncompleted contract	$2,790,084	$1,962,119

(ii)	Costs and estimated earnings in excess of billing on uncompleted contracts

	2012	2011

Costs	$3,755,046	$887,540
Estimated earnings	8,307,452	1,974,204
Less: Billings	(9,725,618)	(2,405,640)
Costs and estimated earnings in excess of billings on uncompleted contract	$2,336,880	$456,104

(iii)	Billings on uncompleted contracts in excess of costs and estimated earning

	2012	2011

Billings	$19,536,045	$21,472,040
Less: Costs	(5,641,751)	(9,136,685)
Estimated earnings	(13,441,090)	(10,829,340)
Billing in excess of costs and estimated earnings on uncompleted contract	$453,204	$1,506,015

BORROWINGS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
19.	BORROWINGS

There are no provisions in the Company’s bank borrowings and long term debts that would accelerate repayment of debt as a result of a change in credit ratings or a material adverse change in the Company’s business. Under certain agreements, the Company has the option to retire debt prior to maturity, either at par or at a premium over par.

Short term bank loan

Name of bank	Interest rate	Term	June 30, 2013		December 31, 2012
Agricultural Bank of China	6%	August 8, 2012 - August 29, 2013
Huangyuan County Branch,
Xining , Qinghai Province,
P.R.C.			$2,265,849	‸*	$3,181,927

‸	personal and corporate guaranteed by third parties.
*	secured by land use rights with net carrying amount of $515,186.

Long term debts

Name of lender	Interest rate	Term	June 30, 2013	December 31, 2012

Gan Guo Village Committee	12.22%	June 2012 - June 2017
Bo Huang Town
Huangyuan County,
Xining City,
Qinghai Province, P.R.C.			$178,031	$175,006

24.	BORROWINGS
There are no provisions in the Company’s bank borrowings and long term debts that would accelerate repayment of debt as a result of a change in credit ratings or a material adverse change in the Company’s business. Under certain agreements, the Company has the option to retire debt prior to maturity, either at par or at a premium over par.

Short term bank loan

Name of bank	Interest rate	Term	2012		2011

Agricultural Bank of China	6%	August 8, 2012 - August 29, 2013
Huangyuan County Branch, Xining City, Qinghai Province,
P.R.C.			$3,181,927	‸*	$-

‸	personal and corporate guaranteed by third parties.
*	secured by land use rights with net carrying amount of $528,240.

Long term debts

Name of lender	Interest rate	Term	2012	2011

Gan Guo Village Committee	12.22%	June 2012 - June 2017
Bo Huang Town
Huangyuan County, Xining City
Qinghai Province, P.R.C.			$175,006	$-

SHAREHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
20.	SHAREHOLDERS’ EQUITY

The Group’s share capital as of June 30, 2013 and December 31, 2012 shown on the consolidated balance sheet represents the aggregate nominal value of the share capital of the Company as at that date.

On March 22, 2010, the Company designated 100 shares of Series A preferred stock at a par value per share of $0.001. As of the same date, 100 shares of Series A preferred stock were issued at $1 per share for cash in the amount of $100.

The Series A preferred stock:

(i)	does not pay a dividend;

(ii)
votes together with the shares of Common Stock of the Corporation as a single class and, regardless of the number of shares of Series A Preferred Stock outstanding and as long as at least one of such shares of Series A Preferred Stock is outstanding, shall represent eighty percent (80%) of all votes entitled to be voted at any annual or special meeting of shareholders of the Corporation or action by written consent of shareholders. Each outstanding share of the Series A Preferred Stock shall represent its proportionate share of the 80%, which is allocated to the outstanding shares of Series A Preferred Stock; and

(iii)	ranks senior to common stockholders, holders of Series B convertible preferred stockholders and any other stockholders on liquidation.

The Company has designated 100 shares of Series A preferred stock with 100 shares issued and outstanding as of March 31, 2013 and December 31, 2012, respectively.

The Series B convertible preferred stock:

On March 22, 2010, the Company designated 7,000,000 shares of Series B convertible preferred stock at a par value per share of $0.001. The Series B convertible preferred stock is redeemable, the stockholders are not entitled to receive any dividend and voting rights but rank senior over common stockholders on liquidation, and can convert to common stock on a one for one basis at any time. On June 26, 2010, 7,000,000 shares of common stock were surrendered for cancellation and the Company issued 7,000,000 shares of Series B convertible preferred stock at $1.00 per share. Pursuant to share exchange agreement made as of December 22, 2012, between the Company and a stockholder, Capital Adventure Inc., a holder of 3,000,000 shares of common shares, with the consent of Board of Directors, to exchange for 3,000,000 shares of  Series B convertible preferred stock on  one-for-one basis.  As of December 23, 2012, 3,000,000 shares of Series B convertible preferred stock were issued to Capital Adventure Inc., for the exchange of its holding of 3,000,000 shares of common stocks. As of December 31, 2012, 3,000,000 shares of common stocks were still not returned to the Company.

On March 27, 2013, 3,000,000 Series B convertible preferred stock were cancelled. As a result, total issued and outstanding preferred stock as of that date is 7,000,100 shares.

There were 7,000,000 shares and 10,000,000 shares of Series B convertible preferred stock issued and outstanding as of June 30, 2013 and December 31, 2012, respectively.

The Series F Non-Convertible preferred stock:

On August 13, 2012, the Company designated 1,000,000 shares of preferred stock with a par value per share of $0.001 as Series F Non-Convertible Preferred Stock with a face value of $1.00 per share with 0 shares issued and outstanding as of June 30, 2013 and December 31, 2012.

The Series F Non-Convertible Preferred Stock:

(i)	is not redeemable;

(ii)
except for (iv), with respect to dividend rights, rights on liquidation, winding up and dissolution, rank junior and subordinate to (a) all classes of Common Stock,(b) all other classes of Preferred Stock and (c) any class or series of capital securities of the Company.

(iii)	except for (iv), shall not entitled to receive any dividend; and

(iv)
on May 30, 2014, the holders of record of shares of Series F Non-Convertible Preferred Stock shall be entitled to a coupon payment directly from the Company at the redemption rate of $3.40 per share. Upon redemption, the Record Holder shall no longer own any shares of Series F that have been redeemed, and all such redeemed shares shall disappear and no longer exist on the books and records of the Company; redeemed shares of Series F which no longer exist upon redemption shall thereafter be counted toward the authorized but unissued “blank check” preferred stock of the Company.

Common Stock:

On December 5, 2012,  the  Company obtained stockholder consent for the approval of an amendment to our articles of incorporation to increase our authorized shares of common stock, no par value (the “Common Stock”), from 100,000,000 to 130,000,000. The board of directors believes that the increase in our authorized Common Stock will provide is with greater flexibility with respect to our capital structure for purposes including additional equity financings and stock based acquisitions. The certificate of amendment effectuating the vote by the shareholders was filed with the State of Nevada on January 24, 2013.

During the year ended December 31, 2012, the Company issued (i) 32,064,588 shares of common stock for 18,193,714 at values ranging from $0.40 to $0.71 per share to settle debts due to third parties. The Company executed several agreements with third parties to settle debts by issuance of the Company’s common stock. The shares issued by the Company were valued at the trading price of the stock on the date the shares were issued. Any excess of the fair value of the shares over the carrying cost of the debt has been reported as a gain on the extinguishment of debts under other income of $552,988 have been credited to consolidated statements of income as other income for the year ended December 31, 2012; and (ii) 906,000 shares of common stock valued to employees at fair value of $0.40 per share for $362,400 for employee compensation. The fair value of the common stock issued was determined by using the trading price of the Company’s common stock on the date of issuance of $0.40 per share.

During the three months ended June 30, 2013, the Company issued 9,824,239 shares of common stock for $4,777,277 at values ranging from $0.37 to $0.49 per share to settle debts due to third parties. The Company executed several agreements with third parties to settle debts by issuance of the Company’s common stock. The shares issued by the Company were valued at the trading price of the stock on the date the shares were issued. Any excess of the fair value of the shares over the carrying cost of the debt has been reported as a gain on the extinguishment of debts of $498,025 and $562,361 has been credited to consolidated statements of income as other income for the three months ended June 30, 2013 and 2012, respectively.

During the six months ended June 30, 2013, the Company issued 20,168.977 shares of common stock for $10,793,415 at values ranging from $0.37 to $0.527 per share to settle debts due to third parties. The Company executed several agreements with third parties to settle debts by issuance of the Company’s common stock. The shares issued by the Company were valued at the trading price of the stock on the date the shares were issued. Any excess of the fair value of the shares over the carrying cost of the debt has been reported as a gain on the extinguishment of debts of $1,051,013 and $817,513 has been credited to consolidated statements of income as other income for the six months ended June 30, 2013 and 2012, respectively. On March 28, 2013, the Company filed a prospectus related to a public offering of Common Stock of the Company for maximum aggregate gross proceeds of $26,250,000 within a period not to exceed 180 days from the date of this prospectus.

During the six months ended June 30, 2012, the Company issued 20,168,977 shares of common stock for $6,946,250 at values ranging from $0.37 to $0.527 per share to settle debts due to third parties.

The Company has common stock of 120,173,827 and 100,004,850 shares issued and outstanding as of June 30, 2013 and December 31, 2012, respectively.

25.	SHAREHOLDERS’ EQUITY
The Group’s share capital as at December 31, 2012 and December 31, 2011shown on the consolidated balance sheet represents the aggregate nominal value of the share capital of the Company as at that date.

On March 22, 2010, the Company designated 100 shares of Series A preferred stock at a par value per share of $0.001. As of the same date, 100 shares of Series A preferred stock were issued at $1 per share for cash in the amount of $100.

The Series A Preferred Stock:
(i)	does not pay a dividend;

(ii)
votes together with the shares of Common Stock of the Corporation as a single class and, regardless of the number of shares of Series A Preferred Stock outstanding and as long as at least one of such shares of Series A Preferred Stock is outstanding, shall represent eighty percent (80%) of all votes entitled to be voted at any annual or special meeting of shareholders of the Corporation or action by written consent of shareholders. Each outstanding share of the Series A Preferred Stock shall represent its proportionate share of the 80%, which is allocated to the outstanding shares of Series A Preferred Stock; and

(iii)	ranks senior to common stockholders, holders of Series B convertible preferred stockholders and any other stockholders on liquidation.

The Company has designated 100 shares of Series A preferred stock with 100 shares issued and outstanding as of December 31, 2012 and 2011, respectively.

The Series B Convertible Preferred Stock:
On March 22, 2010, the Company designated 7,000,000 shares of Series B convertible preferred stock at a par value per share of $0.001. The Series B convertible preferred stock is redeemable, the stockholders are not entitled to receive any dividend and voting rights but rank senior over common stockholders on liquidation, and can convert to common stock on a one for one basis at any time. On June 26, 2010, 7,000,000 shares of common stock were surrendered for cancellation and the Company issued 7,000,000 shares of Series B convertible preferred stock at $1.00 per share. Pursuant to share exchange agreement made as of December 22, 2012, between the Company and a stockholder, Capital Adventure Inc., a holder of 3,000,000 shares of common shares, with the consent of Board of Directors, to exchange for 3,000,000 shares of Series B convertible preferred stock on one-for-one basis. As of December 23, 2012, 3,000,000 shares of Series B convertible preferred stock were issued to Capital Adventure Inc., for the exchange of its holding of 3,000,000 shares of common stocks. As of December 31, 2012, 3,000,000 shares of common stocks were still not returned to the Company.

There were 10,000,000 shares and 7,000,000 shares of Series B convertible preferred stock issued and outstanding as of December 31, 2012 and December 31, 2011, respectively.

The Series F Non-Convertible Preferred Stock:
On August 13, 2012, the Company designated 1,000,000 shares of preferred stock with a par value per share of $0.001 as Series F Non-Convertible Preferred Stock with a face value of $1.00 per share with 0 shares issued and outstanding as of December 31, 2012.

The Series F Non-Convertible Preferred Stock:

(i)	is not redeemable;

(ii)
except for (iv), with respect to dividend rights, rights on liquidation, winding up and dissolution, rank junior and subordinate to (a) all classes of Common Stock,(b) all other classes of Preferred Stock and (c) any class or series of capital securities of the Company.

(iii)	except for (iv), shall not entitled to receive any dividend; and

(iv)
on May 30, 2014, the holders of record of shares of Series F Non-Convertible Preferred Stock shall be entitled to a coupon payment directly from the Company at the redemption rate of $3.40 per share. Upon redemption, the Record Holder shall no longer own any shares of Series F that have been redeemed, and all such redeemed shares shall disappear and no longer exist on the books and records of the Company; redeemed shares of Series F which no longer exist upon redemption shall thereafter be counted toward the authorized but unissued “blank check” preferred stock of the Company.

Common Stock:
During the year ended December 31, 2011: (i) the Company reacquired 1,000,000 shares of its common stock which became treasury shares, for $1,250,000 at a price of $1.25 per share ; (ii) the Company issued 15,619,397 shares of common stock for $12,499,902 at values ranging from$0.50 to $1.50 per share to settle debts due to third parties; (iii) the Company purchased 8,620,000 shares for $1,579,400 at prices ranging from $0.01 to $0.78 for cancellation; (iv) the Company issued employees a total of 2,760,729 shares of common stock valued at fair value of range from $0.895 per share to $1.01 per share for $2,667,114; and (v) the Company issued 1,800,000 shares of common stock to a certain company that provided consulting services for the benefit of the Company at $0.895 per share for $1,620,000.

The Company executed several agreements with third parties to settle debts by issuance of the Company’s common stock. The shares issued by the Company were valued at the trading price of the stock on the date the shares were issued. Any excess of the fair value of the shares over the carrying cost of the debt has been reported as a gain on the extinguishment of debts of $987,518 has been credited to operations under Other income/(expenses) for the year ended December 31, 2011. As these activities were not part of our ordinary activities, we classified them as other income/(expenses).

On December 5, 2012, the Company obtained stockholder consent for the approval of an amendment to our articles of incorporation to increase our authorized shares of common stock, no par value (the “ Common Stock”), from 100,000,000 to 130,000,000. The board of directors believes that the increase in our authorized Common Stock will provide is with greater flexibility with respect to our capital structure for purposes including additional equity financings and stock based acquisitions.

During the year ended December 31, 2012, the Company issued (i) 32,064,588 shares of common stock for 18,193,714 at values ranging from $0.40 to $0.71 per share to settle debts due to third parties; and (ii) 906,000 shares of common stock valued to employees at fair value of $0.40 per share for $362,400 for employee compensation. The fair value of the common stock issued was determined by using the trading price of the Company’s common stock on the date the Shares were issued.

The Company executed several agreements with third parties to settle debts by issuance of the Company’s common stock. The shares issued by the Company were valued at the trading price of the stock on the date the shares were issued. Any excess of the fair value of the shares over the carrying cost of the debt has been reported as a gain on the extinguishment of debts of $1,666,386 has been credited to operations under Other income/(expenses) for the year ended December 31, 2012. As these activities were not part of our ordinary activities, we classified them as other income/(expenses).

The Company had common stock 100,004,850 and 67,034,262 issued and outstanding as of December 31, 2012 and 2011, respectively.

CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Convertible Notes Payable [Text Block]
21.	CONVERTIBLE NOTES PAYABLE

In December of 2011, the Board of Directors passed a resolution authorizing the Company to enter into an agreement to borrow funds from a third party to assist in providing a method for certain Chinese shareholders to sell their shares in the Company. The Company entered into a series of convertible promissory notes along with common stock purchase warrants whereby this third party could exercise the conversion option and settles the amount due by receiving shares of stock from these certain Chinese shareholders. The monies borrowed from this third party were deposited into a custodial account that was not controlled by the Company. The Chinese shareholders also deposited their shares with this custodian. The shares transferred to the custodian were at all times, in the opinion of management, sufficient to satisfy the obligations of the convertible promissory notes and the outstanding common stock purchase warrants. All amounts owed this financing arrangement were to be repaid through the conversion options exercised by the third party and by the deliverance of the common shares of these certain Chinese investors.

During the year 2012, the Company borrowed a total of $ 460,000 from this third party under five separate promissory notes. Each note carried an interest rate of 12% per annum with a maturity date of six months from the date of issuance. Under the terms of the notes, the holder of the note has the option to convert the note to common shares at a discount of 15% from the average market price of the lowest three trading prices for the common stock during the ten trading days prior to the conversion date. The Company also issued a total of 842,500 common stock purchase warrants with an exercise price of $0.50 per share with an expiration date six months from the date of issuance.

The Company calculated the fair value of the warrants and the beneficial conversion feature utilizing the Black Scholes model at the date of the issuance of each promissory note. The relative fair values were allocated to the warrants and the debt. Accordingly, a discount was created on the debt and this discount will be amortized to interest expense of the life of the debt. Debt discount amortization as of December 31, 2012 was $ 178,867.

As of December 31, 2012, there was $ 232,000 principal outstanding and accrued interest in the amount of $ 9,764 that was owed under the terms of the promissory notes. The Company has recorded these amounts as payable by the Company with a corresponding asset represented by the value of the shares of the Company held by the custodian at December 31, 2012.

As of June 30, 2013, there was $0 principal outstanding and accrued interest in the amount of $0 that was owed under the terms of the promissory notes. The Company has recorded these amounts as payable by the Company with a corresponding asset represented by the value of the shares of the Company held by the custodian as of June  30, 2013.

26.	CONVERTIBLE NOTES PAYABLE
In December of 2011, the Board of Directors passed a resolution authorizing the Company to enter into an agreement to borrow funds from a third party to assist in providing a method for certain Chinese shareholders to sell their shares in the Company. The Company entered into a series of convertible promissory notes along with common stock purchase warrants whereby this third party could exercise the conversion option and settle the amount due by receiving shares of stock from these certain Chinese shareholders. The monies borrowed from this third party were deposited into a custodial account that was not controlled by the Company. The Chinese shareholders also deposited their shares with this custodian. The shares transferred to the custodian were at all times, in the opinion of management, sufficient to satisfy the obligations of the convertible promissory notes and the outstanding common stock purchase warrants. All amounts owed this financing arrangement were to be repaid through the conversion options exercised by the third party and by the deliverance of the common shares of these certain Chinese investors.

During 2012, the Company borrowed a total of $ 460,000 from this third party under five separate promissory notes. Each note carried an interest rate of 12% per annum with a maturity date of six months from the date of issuance. Under the terms of the notes, the holder of the note has the option to convert the note to common shares at a discount of 15% from the average market price of the lowest three trading prices for the common stock during the ten trading days prior to the conversion date. The Company also issued a total of 842,500 common stock purchase warrants with an exercise price of $0.50 per share with an expiration date six months from the date of issuance.

The Company calculated the fair value of the warrants and the beneficial conversion feature utilizing the Black Scholes model at the date of the issuance of each promissory note. The relative fair values were allocated to the warrants and the debt. Accordingly, a discount was created on the debt and this discount will be amortized to interest expense of the life of the debt. Debt discount amortization as of December 31, 2012 was $ 178,867.

At December 31, 2012, there was $ 232,000 principal outstanding and accrued interest in the amount of $ 9,764 that was owed under the terms of the promissory notes. The Company has recorded these amounts as payable by the Company with a corresponding asset represented by the value of the shares of the Company held by the custodian at December 31, 2012.

WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Warrants [Abstract]
Warrants Disclosure [Text Block]
22.	WARRANTS

As indicated in the convertible promissory note footnote, during the year 2012, the Company borrowed a total of $460,000 from a third party under five separate promissory notes secured by personal guarantee of a director. Each note carried an interest rate of 12% per annum with a maturity date of six months from the date of issuance. Under the terms of the notes, the holder of the note has the option to convert the note to common shares at a discount of 15% from the average market price of the lowest three trading prices for the common stock during the ten trading days prior to the conversion date. The Company also issued a total of 842,500 common stock purchase warrants with an exercise price of $0.50 per share with an expiration date six months from the date of issuance. The Company fair valued the warrants on the date of issuances and recorded amounts based on their relative fair values to the debt and to the warrants. The fair value of the warrants was determined using the Black-Scholes pricing model and included the following assumptions

Expected annual dividend rate	0.00%
Weighted average exercise price	$0.50
Risk-free interest rate	2.00%
Average expected life	6 months
Expected volatility of common stock	80.00%
Forfeiture rate	0.00%

The warrants have an exercise price of $0.50 and have a contractual life of 6 months from the date of issuance. The value of the discounts created by the warrants and beneficial conversion feature were $36,113 and $52,118, respectively. The discount related to the beneficial conversion feature will be amortized to interest expense over the life of the debt and the discount for the warrants will be amortized to interest expense over the contractual life of the warrants. The relative fair values were allocated to the warrants and the debt. Accordingly, a discount was created on the debt and this discount will be amortized to interest expense of the life of the debt.

As of June 30, 2013, the following share purchase warrants were outstanding and exercisable:

Expiry date	Exercise date	June 30, 2013

April 9, 2013	$0.50	0

Share purchase warrant transactions and the number of share purchase warrants outstanding and exercisable are summarized as follows:

	June 30, 2013	Exercise price
Number of warrants outstanding as of January 1, 2013	-	-
Issued	385,000	$0.50
Exercised	-	-
Expired	(385,000)	-
Number of warrants outstanding as of June 30, 2013	-

27.	WARRANTS
As indicated in the convertible promissory note footnote, during 2012, the Company borrowed a total of $ 460,000 from a third party under five separate promissory notes secured by personal guarantee of a director. Each note carried an interest rate of 12% per annum with a maturity date of six months from the date of issuance. Under the terms of the notes, the holder of the note has the option to convert the note to common shares at a discount of 15% from the average market price of the lowest three trading prices for the common stock during the ten trading days prior to the conversion date. The Company also issued a total of 842,500 common stock purchase warrants with an exercise price of $0.50 per share with an expiration date six months from the date of issuance. The Company valued the warrants on the date of issuances and recorded amounts based on their relative fair values to the debt and to the warrants. The fair value of the warrants was determined using the Black-Scholes pricing model and included the following assumptions

Expected annual dividend rate	0.00%
Weighted average exercise price	$0.50
Risk-free interest rate	2.00%
Average expected life	6 months
Expected volatility of common stock	80.00%
Forfeiture rate	0.00%

The warrants have an exercise price of $0.5 and have a contractual life of 6 months from the date of issuance. The value of the discounts created by the warrants and beneficial conversion feature were $36,113 and $52,118, respectively. The discount related to the beneficial conversion feature will be amortized to interest expense over the life of the debt and the discount for the warrants will be amortized to interest expense over the contractual life of the warrants. The relative fair values were allocated to the warrants and the debt. Accordingly, a discount was created on the debt and this discount will be amortized to interest expense of the life of the debt.

As of December 31, 2012, the following share purchase warrants were outstanding and exercisable:

Expiry date	Exercise date	December 31, 2012

January 8, 2013	$0.50	150,000
February 15, 2013	$0.50	78,500
April 9, 2013	$0.50	157,000
		385,500

Share purchase warrant transactions and the number of share purchase warrants outstanding and exercisable are summarized as follows:

	2012	Exercise price
Number of warrants outstanding at January 1, 2012	-	-
Issued	842,000	$0.50
Exercised	-	-
Expired	(457,000)	-
Number of warrants outstanding at December 31, 2012	385,000

OBLIGATION UNDER OPERATING LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
23.	OBLIGATION UNDER OPERATING LEASES

The Company leases (i) 2,178 square feet of agriculture space used for offices for a monthly rent of $512 in Enping City, Guangdong Province, PRC, its lease expiring on March 31, 2014; (ii)5,081 square feet of office space in Guangzhou City, Guangdong Province, PRC for a monthly rent of $11,838, its lease expiring on July 8, 2014; and (iii) 1,555 square feet each for two staff quarter in Linli District, Hunan Province, PRC for a monthly rent of $159, its lease expiring on January 23, 2013 and May 1, 2014.

Lease expense was $38,002 and $14,150 for the three months ended June 30, 2013 and 2012, respectively.
Lease expense was $75,052 and $28,300 for the six months ended June 30, 2013 and 2012, respectively.

The future minimum lease payments as of June 30, 2013, are as follows:

June 30, 2013

Year ended December 31,2013	$76,004
Year ended December 31,2014	85,038
Thereafter	-
$161,042

28.	OBLIGATION UNDER OPERATING LEASES

The Company leases (i) 2,178 square feet of agriculture space used for offices for a monthly rent of $512 in Enping City, Guangdong Province, PRC, its lease expiring on March 31, 2014;(ii) 2,300 square feet of office space in Guangzhou City, Guangdong Province, PRC for a monthly rent of $4,238, its lease expiring on October 15, 2012; (iii)5,081 square feet of office space in Guangzhou City, Guangdong Province, PRC for a monthly rent of $11,838, its lease expiring on July 8, 2014; and (iv) 1,555 square feet each for two staff quarter in Linli District, Hunan Province, PRC for a monthly rent of $159, its lease expiring on January 23, 2013 and May 1, 2014.

Lease expense was $155,119 and $64,256 for the years ended December 31, 2012 and 2011, respectively.

The future minimum lease payments as of December 31, 2012, are as follows:

2012

Year ended December 31, 2013	$156,401
Year ended December 31, 2014	87,843
Thereafter	-
$244,244

BUSINESS COMBINATION	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
24.	BUSINESS COMBINATION

Business combination of JFD

On February 28, 2011, TRW applied to form a corporate joint venture, Enping City Bi Tao A Power Fishery Development Co., Limited (“EBAPFD”), incorporated in the PRC. TRW owned a 25% equity interest in EBAPFD. On November 17, 2011, TRW formed Jiang Men City A Power Fishery Development Co., Limited (“JFD”) in which it acquired a 25% equity interest, while withdrawing its 25% equity interest in EBAPFD. As of December 31, 2011, the Company had invested $1,258,607 in JFD. JFD is engaged as an operator of an indoor fish farm. Prior to December 31, 2011, JFD has not commenced its principal business activity.  Management did not retain a specialist or valuation expert to value the purchase of this additional 25% interest. As of January 1, 2012, JFD had not commenced its principal operations and was in the process of finalizing the construction of the indoor fish farm facilities. Management determined that the fair value of the assets approximated the historical cost carried on the books of JFD. On January 1, 2012, the Company acquired an additional 25% equity interest in JFD for total cash consideration of $1,662,365. On April 1, 2012, the Company acquired an additional 25% equity interest in JFD for the amount of $1,702,580.The Company presently owns a 75% equity interest in JFD and controls its board of directors. As of January 1, 2012, the Company had consolidated the assets and operations of JFD.

Second acquisition on January 1, 2012 – 25% additional equity interest in JFD.

The Company allocated the purchase price on the fair value of the assets acquired as of January 1, 2012.

Net assets at fair value acquired:
Property, plant and equipment	$34,919
Construction in progress	4,495,306
Inventory	1,838,337
6,368,562
Less: Other payables	(92,603)
Non-controlling interest	(3,324,729)
25% held by the Company	(1,662,365)
$1,288,865

Satisfied by
Purchase consideration	$1,662,365
Less: Cash acquired	(373,500)
$1,288,865

Third acquisition on April 1, 2012 – 25% additional equity interest in JFD.
The Company allocated the purchase price based on the fair value of the assets acquired as of April 1, 2012.

Net assets at fair value acquired:
Property, plant and equipment	$33,535
Construction in progress	4,499,376
Inventory	1,970,387
Accounts receivable	1,337,519
7,840,817
Less: Other payables	(292,663)
Accounts payable	(1,230,096)
Non-controlling interest	(1,702,580)
50% held by the Company	(3,405,159)
$1,210,319
Satisfied by
Purchase consideration	$1,702,580
Less: Cash acquired	(492,261)
$1,210,319

Business combination of JHMC

Second acquisition on September 30, 2012 - 50% additional equity interest in JHMC

On April 15, 2011, MEIJI applied to form Enping City A Power Cattle Farm Co., Limited (“ECF”), all of which the Company would indirectly own a 25% equity interest in on November 17, 2011. On September 17, 2012 MEIJI formed Jiang Men City Hang Mei Cattle Farm Development Co., Limited (“JHMC”) in which it owns 75% equity interest with investment  $4,020,665 while withdrawing its 25% equity interest in ECF. As of September  30, 2012, the Company had consolidated the assets and operations of JHMC.

The Company allocated the purchase price based on the fair value of the assets acquired as of September 30, 2012.
Net assets at fair value acquired:
Property, plant and equipment	$512,450
Construction in progress	4,177,007
Inventory	671,429
5,360,886
Less: Non - controlling interest	(1,340,221)
$4,020,665
Satisfied by
Purchase consideration	$4,020,665

29.	BUSINESS COMBINATIONS

Business combination of JFD
On February 28, 2011, TRW applied to form a corporate joint venture, Enping City Bi Tao A Power Fishery Development Co., Limited (“EBAPFD”), incorporated in the PRC. TRW owned a 25% equity interest in EBAPFD. On November 17, 2011, TRW formed Jiang Men City A Power Fishery Development Co., Limited (“JFD”) in which it acquired a 25% equity interest, while withdrawing its 25% equity interest in EBAPFD. As of December 31, 2011, the Company had invested $1,258,607 in JFD. JFD is engaged as an operator of an indoor fish farm. Prior to December 31, 2011, JFD has not commenced its principal business activity. The Company owned a 50% Interest in JFD at January 1, 2012 and at the time consolidated the Assets and operation with the Company. The Company controlled the board of directors and Voting Rights at that time. On January 1, 2012, the Company acquired an additional 25% equity interest in JFD for total cash consideration of $1,662,365. On April 1, 2012, the Company acquired an additional 25% equity interest in JFD for the amount of $1,702,580.The Company presently owns a 75% equity interest in JFD and controls its majority of votes board of directors. As result, the Company had consolidated the assets and operations of JFD.

Second acquisition on January 1, 2012 – 25% additional equity interest in JFD.

The Company allocated the purchase price on the fair value of the assets acquired as of January 1, 2012.

Net assets at fair value acquired:
Property, plant and equipment	$34,919
Construction in progress	4495306
Inventory	1838337
6368562
Less: Other payables	(92,603)
Non-controlling interest	(3,324,729)
25% held by the Company	(1,662,365)
$1,288,865
Satisfied by
Purchase consideration	$1,662,365
Less: Cash acquired	(373,500)
$1,288,865

Third acquisition on April 1, 2012 – 25% additional equity interest in JFD.

The Company allocated the purchase price based on the fair value of the assets acquired as of April 1, 2012.

Net assets at fair value acquired:
Property, plant and equipment	$33,535
Construction in progress	4,499,376
Inventory	1,970,387
Accounts receivable	1,337,519
7,840,817
Less: Other payables	(292,663)
Accounts payable	(1,230,096)
Non-controlling interest	(1,702,580)
50% held by the Company	(3,405,159)
$1,210,319
Satisfied by
Purchase consideration	$1,702,580
Less: Cash acquired	(492,261)
$1,210,319

Business combination of JHMC

Second acquisition on September 30, 2012 - 50% additional equity interest in JHMC

On April 15, 2011, MEIJI applied to form Enping City A Power Cattle Farm Co., Limited (“ECF”), all of which the Company would indirectly own a 25% equity interest in on November 17, 2011. On January 1, 2012, the Company had invested $1,076,489 in ECF. On September 17, 2012 MEIJI formed Jiang Men City Hang Mei Cattle Farm Development Co., Limited (“JHMC”) and acquired an additional 50% equity interest for $2,944,176 on September 30, 2012 while withdrawing its 25% equity interest in ECF. The Company presently owns a 75% equity interest in JHMC, representing majority of votes and controls its board of directors. As result, the Company has consolidated the assets and operations of JHMC.

The Company allocated the purchase price based on the fair value of the assets acquired as of September 30, 2012.

Net assets at fair value acquired:
Property, plant and equipment	$512,450
Construction in progress	4,177,007
Inventory	671,429
5,360,886
Less: Non - controlling interest	(1,340,221)
$4,020,665
Satisfied by
Purchase consideration	$4,020,665

The following table summarizes our unaudited consolidated results of operations for the years ended December 31, 2012 and 2011, as well as unaudited consolidated results of operations as though the JFD and JHMC acquisitions had occurred on January 1, 2011.

	2012		2011
	As reported	Pro Forma	As reported	Pro Forma

Revenue	$138,612,639	$128,725,067	$51,879,903	$47,718,758
Net income from continuing operations	$57,545,832	$50,655,603	$15,691,032	$14,041,347
Net income from discontinued operations	$-	$-	$10,203,951	$10,203,951
Total net income from continuing and discontinued operations	$57,545,832	$50,655,603	$25,894,983	$24,245,298
From continuing and discontinued operations Earning per share
Basic	$0.70	$0.68	$0.43	$0.40
Diluted	$0.63	$0.55	$0.39	$0.36
From continuing operations Earning per share
Basic	$0.70	$0.68	$0.26	$0.23
Diluted	$0.63	$0.55	$0.23	$0.21

The unaudited pro forma information set forth above is for informational purpose only and include adjustments related to elimination of revenue from JFD and JHMC before acquisition of equity interests. The pro forma information should not be considered indicative of actual results that would have been achieved if JFD and JHMC have been acquired at the beginning of 2011 or results that may be obtained in any future period.

STOCK BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
25.	STOCK BASED COMPENSATION

On August 16, 2012, the Company issued employees a total of 100,000 shares of common stock valued at fair value of range from $0.40 per share for services rendered to the Company. On the same date, the Company issued 806,000 shares of common stock to a company to provide consulting services for the benefit of the Company. The fair value of the common stock issued was determined by using the trading price of the Company’s common stock on the date of issuance of $0.40 per share.

The Company calculated stock based compensation of $2,501,457 and $4,278,114, and recognized $90,600 and $1,069,529, $181,200 and $2,139,058 for the three months  and six months ended June 30, 2013 and 2012, respectively.  As of June 30, 2013, the deferred compensation balance was $90,600 and the deferred compensation balance of $90,600 was to be amortized over 3 months beginning on July 1, 2013.

30.	STOCK BASED COMPENSATION
On July 1, 2011 and July 11, 2011, the Company issued employees a total of 2,760,729 shares of common stock valued at fair value of range from $0.895 per share to $1.00 per share for services rendered to the Company. On July 11, 2011, the Company issued 1,800,000 shares of common stock to a company to provide consulting services for the benefit of the Company. The fair value of the common stock issued was determined by using the trading price of the Company’s common stock on the date of issuance of $0.895 per share.

The Company calculated stock based compensation of $4,278,114 and recognized $2,139,057 for the year ended December 31, 2011. As of December 31, 2011, the deferred compensation balance was $2,139,057, and the deferred compensation balance of $2,139,057 was to be amortized over 6 months beginning on January 1, 2012.

On August 16, 2012, the Company issued employees a total of 100,000 shares of common stock valued at fair value of range from $0.40 per share for services rendered to the Company. On the same date, the Company issued 906,000 shares of common stock to a company to provide consulting services for the benefit of the Company. The fair value of the common stock issued was determined by using the trading price of the Company’s common stock on the date of issuance of $0.40 per share.

The Company calculated stock based compensation of $2,501,457 and recognized $2,229,657 for the year ended December 31, 2012. As of December 31, 2012, the deferred compensation balance was $271,800 and this balance of $271,800 was to be amortized over 9 months beginning on January 1, 2013.

CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Legal Matters and Contingencies [Text Block]
26.	CONTINGENCIES

As of June 30, 2013 and December 31, 2012, the Company did not have any pending claims, charges, or litigation that it expects would have a material adverse effect on its consolidated balance sheets, consolidated statements of incomes and other comprehensive income or cash flows.

31.	CONTINGENCIES
As of December 31, 2012 and 2011, the Company did not have any pending claims, charges, or litigation that it expects would have a material adverse effect on its consolidated balance sheets, consolidated statements of incomes and other comprehensive income or cash flows.

GAIN ON EXTINGUISHMENT OF DEBTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Extinguishment Of Debts Disclosure [Abstract]
Extinguishment of Debts Disclosure [Text Block]
27.	GAIN ON EXTINGUISHMENT OF DEBTS

The Company executed several agreements with third parties to settle debts by issuance of the Company’s common stock. The shares issued by the Company were valued at the trading price of the stock on the date the shares were issued. Any excess of the fair value of the shares over the carrying cost of the debt has been reported as a gain on the extinguishment of debts of $498,025 and $562,361 has been credited to consolidated statements of income as other income for the three months ended June 30, 2013 and 2012, respectively. Any excess of the fair value of the shares over the carrying cost of the debt has been reported as a gain on the extinguishment of debts of $1,051,013 and $817,513 has been credited to consolidated statements of income as other income for the six months ended June 30, 2013 and 2012, respectively.

32.	GAIN ON EXTINGUISHMENT OF DEBTS
The Company executed several agreements with third parties to settle debts by issuance of the Company’s common stock. The shares issued by the Company were valued at the trading price of the stock on the date the shares were issued. Any excess of the fair value of the shares over the carrying cost of the debt has been reported as a gain on the extinguishment of debts of $1,666,386 and $987,518 has been credited to operations under Other income/(expenses) for the years ended December 31, 2012 and 2011, respectively. As these activities were not part of our ordinary activities, we classified them as other income/(expenses).

RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions [Text Block]
28.	RELATED PARTY TRANSACTIONS

In addition to the transactions and balances as disclosed elsewhere in these consolidated financial statements, during the six months ended June 30, 2013 and 2012, the Company had the following significant related party transactions:-

Name of related party	Nature of transactions

Mr. Solomon Yip Kun Lee, Chairman
Included in due to a director, due to Mr. Solomon Yip Kun Lee is  $3,257,085 and $3,345,803 as of June 30, 2013 and December 31, 2012,  respectively. The amounts are unsecured, interest free and have no fixed term of repayment.

33.	RELATED PARTY TRANSACTIONS
In addition to the transactions and balances as disclosed elsewhere in these consolidated financial statements, during the years ended December 31, 2012 and 2011, the Company had the following significant related party transactions:

Name of related party	Nature of transactions

Mr. Xi Ming Sun, director of ZhongXingNong Nu Co., Ltd
During the year ended December 31, 2011, the Company sold its 100% equity interest in HYT group (including HYT and ZX) for $45,000,000.  During the year ended December 31, 2011, as disclosed in the statements of cash flow, disposal proceeds of HYT group amounting to $38,056,750 was settled in contra against payable of acquisition of the fifth and sixth land use rights as mentioned in notes 12 and 15.

Included in due from related parties, due from Mr. Xi Ming Sun is $0 and $5,386,233 as of December 31, 2012 and 2011. The amount is unsecured, interest free and has a fixed term of repayment.

Enping City Bi Tao A Power Prawn Culture Development Co. Limited, equity investee
During the year ended December 31, 2011, the Company entered into a prawn farm contract with Enping Bi Tao A Power Prawn Culture Development Co. Ltd (under application) with a contract value of $8,740,980 and recognized income of $4,021,554.

Billings in excess costs and estimated earnings on uncompleted contract, due to Enping City Bi Tao A Power Prawn Culture Development Co. Limited (under application) is $0 and $225,835 as of December 31, 2012 and 2011, respectively. The amount is unsecured, interest free and has no fixed term of repayment.

Dongguan City Shenghua A Power Agriculture Development Co., Limited, stockholder of Hunan Shenghua A Power Agriculture Co., Limited
Included in due to related parties, due to Dongguan City Shenghua A Power Agriculture Development Co., Limited is $0 and $66,000 as of December 31, 2012 and 2011. The amount is unsecured, interest free and has fixed term of repayment.

Mr. Yue Xiong He, director of Jiang Men City Hang Sing Tai Agriculture Development Co Ltd, subsidiary of the Company
Included in due to related parties, due to Mr. Yue Xiong He is $0 and $800,000 as of December 31, 2012 and 2011, respectively. The amounts are unsecured, interest free and have no fixed term of repayment.

Capital Adventures, Inc. owned by Messrs. Solomon Lee Yip Kun, Tan Paoy Teik and Chen Bor Han	During the year ended December 31, 2011, the Company purchased 7,000,000 shares of the Company from Capital Adventure, Inc. for $396,400.

Xiang Jun Fang, director of Jiang Men City Hang Sing Tai Agriculture Development Co Ltd, a subsidiary of the Company
Included in due to related parties, due to Mr. Xiang Jun Fang is $0 and $1,413 as of December 31, 2012 and 2011, respectively. The amount is unsecured, interest free and has no fixed term of repayment.

Mr. Solomon Yip Kun Lee, Chairman
Included in due to a director, due to Mr. Solomon Yip Kun Lee is $3,345,803 and $289,764 as of December 31, 2012 and 2011, respectively. The amounts are unsecured, interest free and have no fixed term of repayment.

Hang Yu Tai Investment Limited controlled by Mr. Xi Ming Sun
Included in due from related parties, due from Hang Yu Tai Investment Limited is $0  and $10,434,519 as of December 31, 2012 and 2011, respectively. The amount is unsecured, interest free and has no fixed term of repayment.

Jiang Men City A Power Fishery Development Co., Limited (“JFD”), equity investee
During the year ended December 31, 2011, the Company entered into a fishery farm contract with Jiang Men City A Power Fishery Development Co., Limited with a contract value of $5,906,956 and  recognized   income of $3,181,774.

Billings in excess costs and estimated earnings on uncompleted contract, due to Jiang Men City A Power Fishery Development Co., Limited is $0 and $1,484,320 as of December 31, 2012 and 2011, respectively. The amount is unsecured, interest free and has no fixed term of repayment.

Jiang Men City Hang Mei Cattle Farm Development Co., Limited ("JHMC") (Formerly known as Enping City A Power Cattle Farm Co., Limited ("ECF")), an equity investee
During the year ended December 31, 2011, the Company entered into a cattle farm contract with Jiang Men City Hang Mei Cattle Farm Development Co., Limited with a contract value of $4,418,464 and recognized income of $1,651,808.

Billings in excess costs and estimated earnings on uncompleted contract, due to Jiang Men City Hang Mei Cattle Farm Development Co., Limited is $0 and $251,964 as of December 31, 2012 and December 31, 2011, respectively. The amount is unsecured, interest free and has no fixed term of repayment.

EARNINGS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
29.	EARNINGS PER SHARE

Basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflects the potential dilution of securities by including other potential common stock, including convertible preferred stock, stock options and warrants, in the weighted average number of common shares outstanding for the period, if dilutive. The numerators and denominators used in the computations of basic and dilutive earnings per share are presented in the following table:

	Three months ended	Three months ended
	June 30, 2013	June 30, 2012
BASIC
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income used in computing basic earnings per share	$14,330,940	$10,290,022
Basic earnings per share	$0.12	$0.14

Basic weighted average shares outstanding	115,366,595	73,836,392

	Three months ended June 30, 2013	Three months ended June 30, 2012
DILUTED
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income used in computing basic earnings per share	$14,330,940	$10,290,022
Basic earnings per share	$0.12	$0.13

Basic weighted average shares outstanding	115,366,595	73,836,392
Add: weight average Series B Convertible preferred shares outstanding	7,000,000	7,000,000
Diluted weighted average shares outstanding	122,366,595	80,836,392

	Six months ended	Six months ended
	June 30, 2013	June 30, 2012
BASIC
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income used in computing basic earnings per share	$30,709,712	$15,961,484
Basic earnings per share	$0.28	$0.22

Basic weighted average shares outstanding	110,403,819	71,312,129

	Six months ended June 30, 2013	Six months ended June 30, 2012

DILUTED
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income used in computing basic earnings per share	$30,709,712	$15,961,484
Basic earnings per share	$0.26	$0.20

Basic weighted average shares outstanding	110,403,819	71,312,129
Add: weight average Series B Convertible preferred shares outstanding	8,607,734	7,000,000
Diluted weighted average shares outstanding	119,011,553	78,312,129

For the three months and six months ended June 30, 2013 and 2012, 0 and 457,000 warrants, respectively were not included in include the number of potentially dilutive securities excluded from the calculation of diluted EPS due to anti- because shares issued  in respect of the share warrants exercised was from Chinese shareholders as mentioned in note 21.

34.	EARNINGS PER SHARE
Basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflects the potential dilution of securities by including other potential common stock, including convertible preferred stock, stock options and warrants, in the weighted average number of common shares outstanding for the period, if dilutive. The numerators and denominators used in the computations of basic and dilutive earnings per share are presented in the following table:

	2012	2011
BASIC
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income of continued operation used in computing basic earnings per share	$57,545,832	$15,691,0322
Basic earnings per share	$0.70	$0.23
Basic weighted average shares outstanding	82,016,910	60,158,210

	2012	2011
DILUTED
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income of continued operation used in computing basic earnings per share	$57,545,832	$15,691,032
Basic earnings per share	$0.63	$0.13
Basic weighted average shares outstanding	82,016,910	60,158,210
Add: weight average Series B Convertible preferred shares outstanding	7,000,000	7,000,000
Diluted weighted average shares outstanding	89,016,910	67,158,210

	2012	2011
BASIC
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income of continued and discontinued operation used in computing basic earnings per share	$57,545,832	$25,894,983
Basic earnings per share	$0.70	$0.43
Basic weighted average shares outstanding	82,016,910	60,158,210

	2012	2011
DILUTED
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income of continued and discontinued operation used in computing basic earnings per share	$57,545,832	$25,894,983
Basic earnings per share	$0.63	$0.39
Basic weighted average shares outstanding	82,016,910	60,158,210
Add: weight average Series B Convertible preferred shares outstanding	7,000,000	7,000,000
Diluted weighted average shares outstanding	89,016,910	67,158,210

RESTATEMENT OF CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
Dec. 31, 2012
Restatement Of Prior Year Cash Flow [Abstract]
Restatement Of Prior Year Cash Flow [Text Block]
35.	RESTATEMENT OF CONSOLIDATED STATEMENTS OF CASH FLOWS

	2011			2011
	As reported	Adjustments		Restated
Cash flows from operating activities
Net income from continuing operations	$21,062,278			$21,062,278
Adjustments to reconcile net income from continuing operations to net cash from operations:
Depreciation	220,810			220,810
Amortization	1,043,181			1,043,181
(Gain) on extinguishment of debts	(987,518)			(987,518)
Common stock issued for services and employee's compensation	2,139,057			2,139,057
Changes in operating assets and liabilities:
Increase in inventories	(4,477,682)	1,459,570	(1)	(3,018,112)
Increase in deposits and prepaid expenses	1,499,930	(8,874,285)	(2)	(7,374,355)
Decrease (increase) in due to a director	(6,313,946)			(6,313,966)
Increase in accounts payable and accrued expenses	811,258	22,409	(3)	833,667
Increase in other payables	11,798,629	4,949,414	(4)	16,748,043
Increase in accounts receivable	(9,567,456)	(8,683,028)	(5)	(18,250,484)
Increase in cost and estimated earnings in excess of billings on uncompleted contracts	(456,104)			(456,104)
Increase in billings on uncompleted contracts in excess of costs and estimated earnings	1,962,119			1,962,119
Increase in due from related parties	(10,434,519)	10,434,519	(6)	-
Decrease (increase) in due to related parties	643,529			643,529
Decrease (increase) in other receivables	(5,721,191)	2,069,514	(7)	(3,651,677)
Net cash provided by operating activities	3,222,375			4,600,468

Cash flows from investing activities
Purchases of property and equipment	(252,346)			(252,346)
Proceeds of disposal of subsidiaries	557,700			557,700
Investment in unconsolidated equity investees	(1,258,607)			(1,258,607)
Payment for construction in progress	(1,346,394)			(1,346,394)
Net cash used in investing activities	(2,299,647)			(2,299,647)
Cash flows from financing activities
Dividends paid	(573,814)			(573,814)
Net cash provided by (used in) financing activities	(573,814)			(573,814)
Net cash provided by continuing operations	348,914			1,727,007
Cash flows from discontinued operations
Net cash provided by operating activities	-			-
Net cash used in investing activities	(3,137,885)			(3,137,885)
Net cash used in financing activities	-			-
Net cash used in discontinued operations	(3,137,885)			(3,137,885)

Effects on exchange rate changes on cash	286,853	(1,378,093)	(8)	(1,091,240)
Increase in cash and cash equivalents	(2,502,118)			(2,502,118)
Cash and cash equivalents, beginning of year	3,890,026			3,890,026
	1,387,908			1,387,908
Less: cash and cash equivalents at the end of the year - discontinued operations	-			-
Cash and cash equivalents at the end of the year - continuing operations	$1,387,908			$1,387,908

The statement of cash flows has been restated to correct an error related to the reporting of cash flows from sale of subsidiaries during the year ended December 31, 2011. The effects of this restatement are outlined below:

(1)	HYT's inventories have been excluded from the statement of cash flows.
(2)	HYT's deposits and prepaid expenses of $8,874,285 have been excluded from deposits and prepaid expenses.
(3)	HYT's accounts payable and accrued expenses of $22,409 have been excluded from deposits and prepaid expenses.
(4)	HYT'S other payables have been excluded from the statement of cash flows.
(5)	HYT'S accounts receivable have been excluded from the statement of cash flows.
(6)	HYT's due from related parties have been excluded from the statement of cash flows.
(7)	HYT's other receivables have been excluded from the statement of cash flows.
(8)	The Company has recognized an additional exchange loss due to the correction regarding the HYT disposal.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
36.	SUBSEQUENT EVENTS

(i)	On March 27, 2013, 3,000,000 shares of Series B convertible preferred stock were cancelled. As result, total issued and outstanding preferred stock as of that date is 7,000,100 shares.

(ii)
On March 28, 2013, the Company filed a prospectus related to a public offering of Common Stocks of the Company for maximum aggregate gross proceeds of $26,250,000 within a period not to exceed 180 days from the date of this prospectus.

(iii)
The shareholders of the Company voted to increase the authorized shares of common stock to 130,000,000 on December 5, 2012. The certificate of amendment effectuating the vote by the shareholders was filed with the State of Nevada on January 24, 2013.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Fiscal Period, Policy [Policy Text Block]
2.1	FISCAL YEAR

The Company has adopted December 31 as its fiscal year end.

2.1	FISCAL YEAR
The Company has adopted December 31 as its fiscal year end.

Reporting Entity Policy [Policy Text Block]
2.2	REPORTING ENTITY

The accompanying consolidated financial statements include the following entities:

Name of subsidiaries	Place of incorporation	Percentage of interest	Principal activities

Capital Award Inc. ("CA")	Belize	100% (12.31.2012: 100%) directly	Fishery development and holder of A-Power Technology master license.

Capital Stage Inc. ("CS")	Belize	100% (12.31.2012:100%) indirectly	Dormant

Capital Hero Inc. ("CH")	Belize	100% (12.31.2012:100%) indirectly	Dormant

Tri-way Industries Limited ("TRW")	Hong Kong, PRC	100% (12.31.2012: 100%) directly	Investment holding, holder of enzyme technology master license for manufacturing of livestock feed and bio-organic fertilizer and has not commenced its planned business of fish farm operations.

Macau Meiji Limited ("MEIJI")	Macau, PRC	100% (12.31.2012: 100%) directly	Investment holding, cattle farm development, beef cattle and beef trading

A Power Agro Agriculture Development (Macau) Limited ("APWAM")	Macau, PRC	100% (12.31.2012: 100%) directly	Investment holding

Jiang Men City Heng Sheng Tai Agriculture Development Co. Ltd ("JHST")	PRC	75% (12.31.2012: 75%) directly	Hylocereus Undatus Plantation ("HU Plantation").

Jiang Men City A Power Fishery Development Co., Limited ("JFD")	PRC	75% (12.31.2012: 75%) indirectly	Fish cultivation

Jiang Men City Hang Mei Cattle Farm Development Co., Limited ("JHMC")	PRC	75% (12.31.2012: 75%) indirectly	Beef cattle cultivation

Hunan Shenghua A Power Agriculture Co., Limited ("HSA")	PRC	26% directly and 50% indirectly (12.31.2012: 26% directly and 50% indirectly)	Manufacturing of organic fertilizer,livestock feed, and beef cattle and sheep cultivation, and plantation of crops and pastures

Name of variable interest entity	Place of incorporation	Percentage of interest	Principal activities

Qinghai Sanjiang A Power Agriculture Co., Ltd ("SJAP")	PRC	45% (12.31.2012: 45%) indirectly	Manufacturing of organic fertilizer,livestock feed, and beef cattle and plantation of crops and pastures

Name of unconsolidated equity investee	Place of incorporation	Percentage of interest	Principal activities

Enping City Bi Tao A Power Prawn Culture Development Co., Limited ("EBAPCD") (pending approval)	PRC	25% (12.31.2012: 25% indirectly)	Prawn cultivation

2.2	REPORTING ENTITY
The accompanying consolidated financial statements include the following entities:

Name of subsidiaries	Place of incorporation	Percentage held	Principal activities

Capital Award Inc. (“CA”)	Belize	100% directly	Fishery development and holder of AP License

Capital Stage Inc. (“CS”)	Belize	100% indirectly	Dormant

Capital Hero Inc. (“CH”)	Belize	100% indirectly	Dormant

Tri-way Industries Limited (“TRW”)	Hong Kong, PRC	100% directly	Investment holding, holder of enzyme technology master license for manufacturing of livestock feed and bio-organic fertilizer; has not commenced its planned business of fish farm operations.

Macau Meiji Limited (“MEIJI”)	Macau, PRC	100% directly	Investment holding, cattle farm development, beef cattle and beef trading

A Power Agro Agriculture Development (Macau) Limited (“APWAM”)	Macau, PRC	100% directly	Investment holding

Jiang Men City Heng Sheng Tai Agriculture Development Co. Ltd (“JHST”)	PRC	75% directly	Hylocereus Undatus Plantation (“HU Plantation”).

Jiang Men City A Power Fishery Development Co., Limited (“JFD”)	PRC	75% indirectly treated as subsidiary	Fish cultivation

Jiang Men City Hang Mei Cattle Farm Development Co., Limited (“JHMC”) Formerly known as Enping City A Power Cattle Farm Co., Limited (“ECF”)	PRC	75% indirectly treated as subsidiary	Beef cattle cultivation

Hunan Shenghua A Power Agriculture Co., Limited (“HSA”)	PRC	26% directly and 50% indirectly	Manufacturing of organic fertilizer, livestock feed, and beef cattle and sheep cultivation, and plantation of crops and pastures

Name of variable interest entity	Place of incorporation	Percentage held	Principal activities

Qinghai Sanjiang A Power Agriculture Co., Ltd (“SJAP”)	PRC	45% indirectly	Manufacturing of organic fertilizer, livestock feed, and beef cattle and plantation of crops and pastures

Name of unconsolidated equity investee	Place of incorporation	Percentage held	Principal activities

Enping City Bi Tao A Power Prawn Culture Development Co., Limited (“EBAPCD”) (pending approval)	PRC	25%	Prawn cultivation

Basis of Accounting, Policy [Policy Text Block]
2.3	BASIS OF PRESENTATION

The consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).

Interim results are not necessarily indicative of results for a full year. The information included in this interim report should be read in conjunction with the information included in the Company’s annual report on Form 10-K for the fiscal year ended December 31, 2012.

2.3	BASIS OF PRESENTATION
The consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”). Interim results are not necessarily indicative of results for a full year. The information included in this interim report should be read in conjunction with the information included in the Company’s annual report on Form 10-K/A for the fiscal year ended December 31, 2012.

Consolidation, Policy [Policy Text Block]
2.4	BASIS OF CONSOLIDATION

The consolidated financial statements include the financial statements of the Company, its subsidiaries CA, CS, CH, TRW, MEIJI, JHST, JFD, JHMC, HSA and APWAM and its variable interest entity SJAP. All material inter-company transactions and balances have been eliminated in consolidation.

SIAF, CA, CS, CH, TRW, MEIJI, JHST, JFD, JHMC, HSA, APWAM and SJAP are hereafter referred to as (“the Company”).

2.4	BASIS OF CONSOLIDATION
The consolidated financial statements include the financial statements of the Company, its subsidiaries CA, CS, CH, TRW, MEIJI, HYT, ZX, HJST, JFD, JHMC, HSA and APWAM and its variable interest entity SJAP. All material inter-company transactions and balances have been eliminated in consolidation. HYT and ZX were no longer recognized as subsidiaries as of January 1, 2011 and PMH was dissolved on January 28, 2011.

SIAF, CA, CS, CH, TRW, MEIJI, JHST, JFD, JHMC, HSA, APWAM and SJAP are hereafter referred to as (the “Company”).

Business Combinations Policy [Policy Text Block]
2.5	BUSINESS COMBINATION

The Company adopted the accounting pronouncements relating to business combination (primarily contained in ASC Topic 805 “Business Combinations”), including assets acquired and liabilities assumed on arising from contingencies. These pronouncements established principles and requirement for how the acquirer of a business recognizes and measures in its financial statements he identifiable assets acquired, the liabilities assumed, and any non-controlling interest in the acquisition as well as provides guidance for recognizing and measuring the goodwill acquired in the business combination and determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. In addition, these pronouncements eliminate the distinction between contractual and non-contractual contingencies, including the initial recognition and measurement criteria and require an acquirer to develop a systematic and rational basis for subsequently measuring and accounting for acquired contingencies depending on their nature. The Company’s adoption of these pronouncements will have an impact on the manner in which it accounts for any future acquisitions.

2.5	BUSINESS COMBINATION
The Company adopted the accounting pronouncements relating to business combination (primarily contained in ASC Topic 805 “Business Combinations”), including assets acquired and liabilities assumed on arising from contingencies. These pronouncements established principles and requirement for how the acquirer of a business recognizes and measures in its financial statements he identifiable assets acquired, the liabilities assumed, and any non-controlling interest in the acquisition as well as provides guidance for recognizing and measuring the goodwill acquired in the business combination and determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. In addition, these pronouncements eliminate the distinction between contractual and non-contractual contingencies, including the initial recognition and measurement criteria and require an acquirer to develop a systematic and rational basis for subsequently measuring and accounting for acquired contingencies depending on their nature. The Company’s adoption of these pronouncements will have an impact on the manner in which it accounts for any future acquisitions.

Consolidation Subsidiaries or Other Investments Consolidated Entities Policy [Policy Text Block]
2.6	NON - CONTROLLING INTEREST IN CONSOLIDATED FINANCIAL STATEMENTS

The Company adopted the accounting pronouncement on non-controlling interests in consolidated financial statements, which establishes accounting and reporting standards for the non-controlling interest in a subsidiary and for the deconsolidation of a subsidiary. This guidance is primarily contained in ASC Topic “Consolidation.” It clarifies that a non-controlling interest in a subsidiary is an ownership interest in the consolidated financial statements. The adoption of this standard has not had material impact on the Company’s consolidated financial statements.

2.6	NON - CONTROLLING INTEREST IN CONSOLIDATED FINANCIAL STATEMENTS
The Company adopted the accounting pronouncement on non-controlling interests in consolidated financial statements, which establishes accounting and reporting standards for the non-controlling interest in a subsidiary and for the deconsolidation of a subsidiary. This guidance is primarily contained in ASC Topic “Consolidation.” It clarifies that a non-controlling interest in a subsidiary is an ownership interest in the consolidated financial statements. The adoption of this standard has not had material impact on the Company’s consolidated financial statements.

Use of Estimates, Policy [Policy Text Block]
2.7	USE OF ESTIMATES

The preparation of consolidated financial statements in conformity with US GAAP requires management to make assumptions and estimates that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods covered thereby. Actual results could differ from these estimates. Judgments and estimates of uncertainties are required in applying the Company’s accounting policies in certain areas. The following are some of the areas requiring significant judgments and estimates: determinations of the useful lives of assets, estimates of allowances for doubtful accounts, cash flow and valuation assumptions in performing asset impairment tests of long-lived assets, estimates of the realization of deferred tax assets and inventory reserves.

2.7	USE OF ESTIMATES
The preparation of consolidated financial statements in conformity with US GAAP requires management to make assumptions and estimates that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods covered thereby. Actual results could differ from these estimates. Judgments and estimates of uncertainties are required in applying the Company’s accounting policies in certain areas. The following are some of the areas requiring significant judgments and estimates: determinations of the useful lives of assets, estimates of allowances for doubtful accounts, cash flow and valuation assumptions in performing asset impairment tests of long-lived assets, estimates of the realization of deferred tax assets and inventory reserves.

Revenue Recognition, Policy [Policy Text Block]
2.8	REVENUE RECOGNITION

The Company’s revenue recognition policies are in compliance with ASC 605. Sales revenue is recognized when all of the following have occurred: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the price is fixed or determinable, and (iv) the ability to collect is reasonably assured. These criteria are generally satisfied at the time of shipment when risk of loss and title passes to the customer.

License fee income is recognized on the accrual basis in accordance with the agreements.

Government grants are recognized when (i) the Company has substantially accomplished what must be done pursuant to the terms of the grant that are established by the local government; and (ii) the Company receives notification from the local government that the Company has satisfied all of the requirements to receive the government grants; and (iii) the amounts are received.

Revenues from the Company's fishery development services contracts are performed under fixed-price contracts. Revenues under long-term contracts are accounted for under the percentage-of-completion method of accounting in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 605, Revenue Recognition (“ASC 605”). Under the percentage-of-completion method, the Company estimates profit as the difference between total estimated revenue and total estimated cost of a contract and recognizes that profit over the contract term. The percentage of costs incurred determines the amount of revenue to be recognized. Payment terms are generally defined by the installation contract and as a result may not match the timing of the costs incurred by the Company and the related recognition of revenue. Such differences are recorded as either costs or estimated earnings in excess of billings on uncompleted contracts or billings in excess of costs and estimated earnings on uncompleted contracts. The Company determines a customer’s credit worthiness at the time an order is accepted. Sudden and unexpected changes in a customer’s financial condition could put recoverability at risk.

The percentage of completion method requires the ability to estimate several factors, including the ability of the customer to meet its obligations under the contract, including the payment of amounts when due. If the Company determines that collectability is not assured, the Company will defer revenue recognition and use methods of accounting for the contract such as the completed contract method until such time as the Company determines that collectability is reasonably assured or through the completion of the project.

For fixed-price contracts, the Company uses the ratio of costs incurred to date on the contract to management's estimate of the contract's total costs, to determine the percentage of completion on each contract. This method is used as management considers expended costs to be the best available measure of progression of these contracts. Contract costs include all direct material, subcontract and labor costs and those indirect costs related to contract performance, such as supplies, tool repairs and depreciation. The Company accounts for maintenance and repair services under the guidance of ASC 605 as the services provided relate to construction work. Contract costs incurred to date and expected total contract costs are continuously monitored during the term of the contract. Changes in job performance, job conditions, and estimated profitability arising from contract penalty, change orders and final contract settlements may result in revisions to the estimated profit ability during the contract. These changes, which include contracts with estimated costs in excess of estimated revenues, are recognized as contract costs in the period in which the revisions are determined. Profit incentives are included in revenues when their realization is reasonably assured. At the point the Company anticipates a loss on a contract, the Company estimates the ultimate loss through completion and recognizes that loss in the period in which the loss was identified.

The Company’s fishery development consultancy services revenues are recognized when the relevant services are rendered to a buyer.

The Company does not provide warranties to customers on a basis customary to the industry, however, customers can claim warranty directly from product manufacturers for defects in equipment or products. Historically, the Company has experienced no warranty claims.

2.8	REVENUE RECOGNITION
The Company’s revenue recognition policies are in compliance with ASC 605. Sales revenue is recognized when all of the following have occurred: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the price is fixed or determinable, and (iv) the ability to collect is reasonably assured. These criteria are generally satisfied at the time of shipment when risk of loss and title passes to the customer.

License fee income is recognized on the accrual basis in accordance with the agreements.

Government grants are recognized when (i) the Company has substantially accomplished what must be done pursuant to the terms of the grant that are established by the local government; and (ii) the Company receives notification from the local government that the Company has satisfied all of the requirements to receive the government grants; and (iii) the amounts are received.

Revenues from the Company's fishery development services contracts are performed under fixed-price contracts. Revenues under long-term contracts are accounted for under the percentage-of-completion method of accounting in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 605, Revenue Recognition (“ASC 605”). Under the percentage-of-completion method, the Company estimates profit as the difference between total estimated revenue and total estimated cost of a contract and recognizes that profit over the contract term. The percentage of costs incurred determines the amount of revenue to be recognized. Payment terms are generally defined by the installation contract and as a result may not match the timing of the costs incurred by the Company and the related recognition of revenue. Such differences are recorded as either costs or estimated earnings in excess of billings on uncompleted contracts or billings in excess of costs and estimated earnings on uncompleted contracts. The Company determines a customer’s credit worthiness at the time an order is accepted. Sudden and unexpected changes in a customer’s financial condition could put recoverability at risk.

The percentage of completion method requires the ability to estimate several factors, including the ability of the customer to meet its obligations under the contract, including the payment of amounts when due. If the Company determines that collectability is not assured, the Company will defer revenue recognition and use methods of accounting for the contract such as the completed contract method until such time as the Company determines that collectability is reasonably assured or through the completion of the project.

For fixed-price contracts, the Company uses the ratio of costs incurred to date on the contract to management's estimate of the contract's total costs, to determine the percentage of completion on each contract. This method is used as management considers expended costs to be the best available measure of progression of these contracts. Contract costs include all direct material, subcontract and labor costs and those indirect costs related to contract performance, such as supplies, tool repairs and depreciation. The Company accounts for maintenance and repair services under the guidance of ASC 605 as the services provided relate to construction work. Contract costs incurred to date and expected total contract costs are continuously monitored during the term of the contract. Changes in job performance, job conditions, and estimated profitability arising from contract penalty, change orders and final contract settlements may result in revisions to the estimated profit ability during the contract. These changes, which include contracts with estimated costs in excess of estimated revenues, are recognized as contract costs in the period in which the revisions are determined. Profit incentives are included in revenues when their realization is reasonably assured. At the point the Company anticipates a loss on a contract, the Company estimates the ultimate loss through completion and recognizes that loss in the period in which the loss was identified.

The Company’s fishery development consultancy services revenues are recognized when the relevant services are rendered to a buyer.

The Company does not provide warranties to customers on a basis customary to the industry, however, customers can claim warranty directly from product manufacturers for defects in equipment or products. Historically, the Company has experienced no warranty claims

Cost of Sales, Policy [Policy Text Block]
2.9	COST OF GOODS SOLD

Cost of goods sold consists primarily of direct purchase cost of merchandise goods, and related levies.

2.9	COST OF GOODS SOLD
Cost of goods sold consists primarily of direct purchase cost of merchandise goods, and related levies.

Shipping and Handling Cost, Policy [Policy Text Block]
2.10	SHIPPING AND HANDLING

Shipping and handling costs related to cost of goods sold are included in general and administrative expenses, which totaled $6,429, $1,113, $2,151 and $0 for the three months and the six months ended June 30, 2013 and 2012, respectively.

2.10	SHIPPING AND HANDLING
Shipping and handling costs related to cost of goods sold are included in general and administrative expenses which totaled $84,298 and $58,096 for the years ended December 31, 2012 and 2011, respectively.

Advertising Costs, Policy [Policy Text Block]
2.11	ADVERTISING

Advertising costs are included in general and administrative expenses, which totaled $542, $2,849, $542 and $3,167 for the three months and the six months ended June 30, 2013 and 2012, respectively.

2.11	ADVERTISING
Advertising costs are included in general and administrative expenses, which totaled $1,973 and $99,526 for the years ended December 31, 2012 and 2011, respectively.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
2.12	FOREIGN CURRENCY TRANSLATION AND OTHER COMPREHENSIVE INCOME

The reporting currency of the Company is the U.S. dollar. The functional currency of the Company is the Chinese Renminbi (RMB).

For those entities whose functional currency is other than the U.S. dollar, all assets and liabilities are translated into U.S. dollars at the exchange rate on the balance sheet date; shareholders’ equity is translated at historical rates and items in the statements of income and of cash flows are translated at the average rate for the period. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported in the statements of cash flows will not necessarily agree with changes in the corresponding balances in the balance sheets. Translation adjustments resulting from this process are included in accumulated other comprehensive income in the statements of shareholders’ equity. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the statements of income and comprehensive income, as incurred.

Accumulated other comprehensive income in the consolidated statement of shareholders’ equity amounted to $5,139,044 as of June 30, 2013 and $ 3,875,101 as of December 31, 2012. The balance sheet amounts with the exception of equity as of June 30, 2013 and December 31, 2012 were translated using an exchange rate of RMB 6.18 to $1.00 and RMB 6.29 to $1.00, respectively. The average translation rates applied to the statements of income and other comprehensive income and of cash flows for the three months ended June 30, 2013 and 2012 were RMB 6.24 to $1.00 and RMB 6.31 to $1.00, respectively.

2.12	FOREIGN CURRENCY TRANSLATION AND OTHER COMPREHENSIVE INCOME
The reporting currency of the Company is the U.S. dollar. The functional currency of the Company is the Chinese Renminbi (RMB).

For those entities whose functional currency is other than the U.S. dollar, all assets and liabilities are translated into U.S. dollars at the exchange rate on the balance sheet date; shareholders’ equity is translated at historical rates and items in the statements of income and of cash flows are translated at the average rate for the period. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported in the statements of cash flows will not necessarily agree with changes in the corresponding balances in the balance sheets. Translation adjustments resulting from this process are included in accumulated other comprehensive income in the statements of shareholders’ equity. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the statements of income and comprehensive income, as incurred.

Accumulated other comprehensive income in the consolidated statement of shareholders’ equity amounted to $3,875,101 as of December 31, 2012 and $ 3,446,838 as of December 31, 2011. The balance sheet amounts with the exception of equity as of December 31, 2012 and December 31, 2011 were translated using an exchange rate of RMB 6.29 to $1.00 and RMB 6.30 to $1.00, respectively. The average translation rates applied to the statements of income and other comprehensive income and of cash flows for the years ended December 31, 2012 and 2011 were RMB 6.31 to $1.00 and RMB 6.33 to $1.00, respectively.

Cash and Cash Equivalents, Policy [Policy Text Block]
2.13	CASH AND CASH EQUIVALENTS

The Company considers all highly liquid securities with original maturities of three months or less when acquired to be cash equivalents. Cash and cash equivalents kept with financial institutions in the PRC are not insured or otherwise protected. Should any of those institutions holding the Company’s cash become insolvent, or should the Company become unable to withdraw funds for any reason, the Company could lose the cash on deposit with that institution.

2.13	CASH AND CASH EQUIVALENTS
The Company considers all highly liquid securities with original maturities of three months or less when acquired to be cash equivalents. Cash and cash equivalents kept with financial institutions in the PRC are not insured or otherwise protected. Should any of those institutions holding the Company’s cash become insolvent, or should the Company become unable to withdraw funds for any reason, the Company could lose the cash on deposit with that institution.

Receivables, Policy [Policy Text Block]
2.14	ACCOUNTS RECEIVABLE

The Company maintains reserves for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to evaluate the adequacy of these reserves. Reserves are recorded primarily on a specific identification basis.

The standard credit period for most of the Company’s clients is three months. The collection period over 1 year is classified as long-term accounts receivable. Management evaluates the collectability of the receivables at least quarterly. Provision for doubtful accounts as of June 30, 2013 and December 31, 2012 is $0.

2.14	ACCOUNTS RECEIVABLE
The Company maintains reserves for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to evaluate the adequacy of these reserves. Reserves are recorded primarily on a specific identification basis.

The standard credit period for most of the Company’s clients is three months. The collection period over 1 year is classified as long-term accounts receivable. Management evaluates the collectability of the receivables at least quarterly. Provision for doubtful accounts as of December 31, 2012 and 2011 are $0.

Inventory, Policy [Policy Text Block]
2.15	INVENTORIES

Inventories are valued at the lower of cost (determined on a weighted average basis) and net realizable value.

Costs incurred in bringing each product to its location and conditions are accounted for as follows:

(a)	raw materials – purchase cost on a weighted average basis;

(b)	manufactured finished goods and work-in-progress – cost of direct materials and labor and a proportion of manufacturing overhead based on normal operation capacity but excluding borrowing costs; and

(c)	retail and wholesale merchandise finished goods – purchase cost on a weighted average basis.

Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs for completion and the estimated costs necessary to make the sale.

2.15	INVENTORIES
Inventories are valued at the lower of cost (determined on a weighted average basis) and net realizable value.

Costs incurred in bringing each product to its location and conditions are accounted for as follows:

(a)	raw materials – purchase cost on a weighted average basis;

(b)	manufactured finished goods and work-in-progress – cost of direct materials and labor and a proportion of manufacturing overhead based on normal operation capacity but excluding borrowing costs; and

(c)	retail and wholesale merchandise finished goods – purchase cost on a weighted average basis.

Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs for completion and the estimated costs necessary to make the sale.

Property, Plant and Equipment, Policy [Policy Text Block]
2.16	PROPERTY AND EQUIPMENT

Property and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses. Such costs include the cost of replacing parts that are eligible for capitalization when the cost of replacing the parts is incurred. Similarly, when each major inspection is performed, its cost is recognized in the carrying amount of the property and equipment as a replacement only if it is eligible for capitalization. The assets’ residual values, useful lives and depreciation methods are reviewed, and adjusted if appropriate, at each financial year end.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets.

Plant and machinery	5 - 10 years
Structure and leasehold improvements	10 - 20 years
Mature seeds	20 years
Furniture and equipment	2.5 - 10 years
Motor vehicles	5 -10 years

An item of property and equipment is removed from the accounts upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the item) is included in the consolidated statements of income in the period the item is disposed.

2.16	PROPERTY AND EQUIPMENT
Property and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses. Such costs include the cost of replacing parts that are eligible for capitalization when the cost of replacing the parts is incurred. Similarly, when each major inspection is performed, its cost is recognized in the carrying amount of the property and equipment as a replacement only if it is eligible for capitalization. The assets’ residual values, useful lives and depreciation methods are reviewed, and adjusted if appropriate, at each financial year end.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets.

Plant and machinery	5 - 10 years
Structure and leasehold improvements	10 - 20 years
Mature seeds	20 years
Furniture and equipment	2.5 - 10 years
Motor vehicles	5 -10 years

An item of property and equipment is removed from the accounts upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the item) is included in the consolidated statements of income in the period the item is disposed.

Goodwill and Intangible Assets, Policy [Policy Text Block]
2.17	GOODWILL

Goodwill is an asset representing the fair economic benefits arising from other assets acquired in a business combination that are not individually identified or separately recognized. Goodwill is tested for impairment on an annual basis at the end of the Company’s fiscal year, or when impairment indicators arise. The Company uses a fair-value-based approach to test for impairment at the level of each reporting unit. The Company directly acquired MEIJI, which is the holding company of JHST that operates the Hu Plantation. As a result of this acquisition, the Company recorded goodwill in the amount of $724,940. This goodwill represents the fair value of the assets acquired in these acquisitions over the cost of the assets acquired.

2.17	GOODWILL
Goodwill is an asset representing the fair economic benefits arising from other assets acquired in a business combination that are not individually identified or separately recognized. Goodwill is tested for impairment on an annual basis at the end of the Company’s fiscal year, or when impairment indicators arise. The Company uses a fair-value-based approach to test for impairment at the level of each reporting unit. The Company directly acquired MEIJI, which is the holding company of JHST that operates the Hu Plantation. As a result of this acquisition, the Company recorded goodwill in the amount of $724,940. This goodwill represents the fair value of the assets acquired in these acquisitions over the cost of the assets acquired.

Proprietary Technologies Policy [Policy Text Block]
2.18	PROPRIETARY TECHNOLOGIES

A master license of stock feed manufacturing technology was acquired and the costs of acquisition are capitalized as proprietary technologies when technological feasibility has been established. Stock feed manufacturing technology is amortized using the straight-line method over its estimated life of 20 years.

An aromatic cattle-feeding formula was acquired and the costs of acquisition are capitalized as proprietary technologies when technological feasibility has been established. Stock feed manufacturing technology is amortized using the straight-line method over its estimated life of 25 years.

The Company has determined that technological feasibility is established at the time a working model of products is completed. Proprietary technologies are intangible assets of finite lives. Management evaluates the recoverability of proprietary technologies on an annual basis at the end of the Company’s fiscal year, or when impairment indicators arise. As required by ASC Topic 350 “Intangible – Goodwill and Other”, the Company uses a fair-value-based approach to test for impairment.

2.18	PROPRIETARY TECHNOLOGIES
A master license of stock feed manufacturing technology was acquired and the costs of acquisition are capitalized as proprietary technologies when technological feasibility has been established. Stock feed manufacturing technology is amortized using the straight-line method over its estimated life of 20 years.

An aromatic cattle-feeding formula was acquired and the costs of acquisition are capitalized as proprietary technologies when technological feasibility has been established. Stock feed manufacturing technology is amortized using the straight-line method over its estimated life of 25 years.

The Company has determined that technological feasibility is established at the time a working model of products is completed. Proprietary technologies are intangible assets of finite lives. Management evaluates the recoverability of proprietary technologies on an annual basis at the end of the Company’s fiscal year, or when impairment indicators arise. As required by ASC Topic 350 “Intangible – Goodwill and Other”, the Company uses a fair-value-based approach to test for impairment.

Government Contractors, Contracts in Progress, Policy [Policy Text Block]
2.19	CONSTRUCTION IN PROGRESS

Construction in progress represents direct costs of construction as well as acquisition and design fees incurred. Capitalization of these costs ceases and the construction in progress is transferred to property and equipment when substantially all the activities necessary to prepare the assets for their intended use are completed. No depreciation is provided until construction is completed and the asset is ready for its intended use.

2.19	CONSTRUCTION IN PROGRESS
Construction in progress represents direct costs of construction as well as acquisition and design fees incurred. Capitalization of these costs ceases and the construction in progress is transferred to property and equipment when substantially all the activities necessary to prepare the assets for their intended use are completed. No depreciation is provided until construction is completed and the asset is ready for its intended use.

Land Use Rights Policy [Policy Text Block]
2.20	LAND USE RIGHTS

Land use rights represent acquisition of rights to agricultural land from farmers and are amortized on the straight-line basis over their respective lease periods. The lease period of agricultural land is in the range from 30 to 60 years. Land use rights purchase prices were determined in accordance with the 2007 PRC Government’s minimum lease payments on agricultural land and mutually agreed to terms between the Company and the vendors.

2.20	LAND USE RIGHTS
Land use rights represent acquisition of rights to agricultural land from farmers and are amortized on the straight-line basis over their respective lease periods. The lease period of agricultural land is in the range from 30 to 60 years. Land use rights purchase prices were determined in accordance with the 2007 PRC Government’s minimum lease payments on agricultural land and mutually agreed to terms between the Company and the vendors.

Corporate Joint Venture Policy [Policy Text Block]
2.21	CORPORATE JOINT VENTURE

A corporation formed, owned, and operated by two or more businesses as a separate and discrete business or project (venture) for their mutual benefit is considered to be a corporate joint venture. Investee entities, in which the Company can exercise significant influence, but not control, are accounted for under the equity method of accounting. Under the equity method of accounting, the Company’s share of the earnings or losses of these companies is included in net income.

A loss in value of an investment that is other than a temporary decline is recognized as a charge to operations. Evidence of a loss in value might include, but would not necessarily be limited to, the absence of an ability to recover the carrying amount of the investment or inability of the investee to sustain an earnings capacity that would justify the carrying amount of the investment.

2.21	CORPORATE JOINT VENTURE
A corporation formed, owned, and operated by two or more businesses as a separate and discrete business or project (venture) for their mutual benefit is considered to be a corporate joint venture. Investee entities, in which the Company can exercise significant influence, but not control, are accounted for under the equity method of accounting. Under the equity method of accounting, the Company’s share of the earnings or losses of these companies is included in net income.

A loss in value of an investment that is other than a temporary decline is recognized as a charge to operations. Evidence of a loss in value might include, but would not necessarily be limited to, the absence of an ability to recover the carrying amount of the investment or inability of the investee to sustain an earnings capacity that would justify the carrying amount of the investment.

Consolidation, Variable Interest Entity, Policy [Policy Text Block]
2.22	VARIABLE INTEREST ENTITY

A variable interest entity (“VIE”) is an entity (investee) in which the investor has obtained less than a majority interest, according to the Financial Accounting Standards Board (FASB). A VIE is subject to consolidation if a VIE meets one of the following three criteria as elaborated in ASC Topic 810-10, Consolidation:

(a)	equity-at-risk is not sufficient to support the entity's activities;

(b)	as a group, the equity-at-risk holders cannot control the entity; or

(c)	the economics do not coincide with the voting interest

If a firm is the primary beneficiary of a VIE, the holdings must be disclosed on the balance sheet. The primary beneficiary is defined as the person or company with the majority of variable interests. A corporation formed, owned, and operated by two or more businesses (ventures) as a separate and discrete business or project (venture) for their mutual benefit is defined as a joint venture.

2.22	VARIABLE INTEREST ENTITY
A variable interest entity (“VIE”) is an entity (investee) in which the investor has obtained less than a majority interest, according to the Financial Accounting Standards Board (FASB). A VIE is subject to consolidation if a VIE meets one of the following three criteria as elaborated in ASC Topic 810-10, Consolidation:

(a)	equity-at-risk is not sufficient to support the entity's activities;

(b)	as a group, the equity-at-risk holders cannot control the entity; or

(c)	the economics do not coincide with the voting interest

If a firm is the primary beneficiary of a VIE, the holdings must be disclosed on the balance sheet. The primary beneficiary is defined as the person or company with the majority of variable interests. A corporation formed, owned, and operated by two or more businesses (ventures) as a separate and discrete business or project (venture) for their mutual benefit is defined as a joint venture.

Treasury Stock Policy [Policy Text Block]
2.23	TREASURY STOCK

Treasury stock means shares of a corporation’s own stock that have been issued and subsequently reacquired by the corporation. Converting outstanding shares to treasury shares does not reduce the number of shares issued but does reduce the number of shares outstanding. These shares are not eligible to receive dividends. Accounting for excesses and deficiencies on treasury stock transactions is governed by ASC 505-30-30.

State laws and federal agencies closely regulate transactions involving a company’s own capital stock, so the purchase of outstanding shares must have a legitimate purpose. Some of the most common reasons for purchasing outstanding shares are as follows:

(a)	to meet additional stock needs for various reasons, including newly implemented stock option plans, stock for convertible bonds or convertible preferred stock, or a stock dividend.

(b)	to make more shares available for acquisitions of other entities.

The cost method of accounting for treasury shares has been adopted by the Company. The purchase of outstanding shares and thus converting them into treasury shares is treated as a temporary reduction in shareholders’ equity in view of the expectation to reissue the shares instead of retiring them. When the Company reissues the treasury shares, the temporary account is eliminated. The cost of acquiring outstanding shares for converting into treasury shares is charged to a contra account, in this case a contra equity account that reduces the stockholder equity balance.

2.23	TREASURY STOCK
Treasury stock means shares of a corporation’s own stock that have been issued and subsequently reacquired by the corporation. Converting outstanding shares to treasury shares does not reduce the number of shares issued but does reduce the number of shares outstanding. These shares are not eligible to receive dividends. Accounting for excesses and deficiencies on treasury stock transactions is governed by ASC 505-30-30.

State laws and federal agencies closely regulate transactions involving a company’s own capital stock, so the purchase of outstanding shares must have a legitimate purpose. Some of the most common reasons for purchasing outstanding shares are as follows:

(a)	to meet additional stock needs for various reasons, including newly implemented stock option plans, stock for convertible bonds or convertible preferred stock, or a stock dividend.

(b)	to make more shares available for acquisitions of other entities.

The cost method of accounting for treasury shares has been adopted by the Company. The purchase of outstanding shares and thus converting them into treasury shares is treated as a temporary reduction in shareholders’ equity in view of the expectation to reissue the shares instead of retiring them. When the Company reissues the treasury shares, the temporary account is eliminated. The cost of acquiring outstanding shares for converting into treasury shares is charged to a contra account, in this case a contra equity account that reduces the stockholder equity balance.

Income Tax, Policy [Policy Text Block]
2.24	INCOME TAXES

The Company accounts for income taxes under the provisions of ASC Topic 740 “Accounting for Income Taxes.” Under ASC Topic 740, deferred tax assets and liabilities are determined based on the difference between the financial statement carrying amounts and the tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse.

The provision for income tax is based on the results for the year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted at the balance sheet date. Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences, and deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized.

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Deferred income taxes are calculated at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets and liabilities are offset when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

ASC Topic 740 also prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken, or for one expected to be taken, in a tax return. ASC Topic 740 also provides guidance related to, among other things, classification, accounting for interest and penalties associated with tax positions, and disclosure requirements. Any interest and penalties accrued related to unrecognized tax benefits will be recorded as tax expense.

2.24	INCOME TAXES
The Company accounts for income taxes under the provisions of ASC Topic 740 “Accounting for Income Taxes.” Under ASC Topic 740, deferred tax assets and liabilities are determined based on the difference between the financial statement carrying amounts and the tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse.

The provision for income tax is based on the results for the year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted at the balance sheet date. Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences, and deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized.

Deferred income taxes are calculated at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets and liabilities are offset when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

ASC Topic 740 also prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken, or for one expected to be taken, in a tax return. ASC Topic 740 also provides guidance related to, among other things, classification, accounting for interest and penalties associated with tax positions, and disclosure requirements. Any interest and penalties accrued related to unrecognized tax benefits will be recorded as tax expense.

Political and Business Risk Policy [Policy Text Block]
2.25	POLITICAL AND BUSINESS RISK

The Company's operations are carried out in the PRC. Accordingly, the political, economic and legal environment in the PRC may influence the Company’s business, financial condition and results of operations by the general state of the PRC's economy. The Company's operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America and Western Europe. The Company's results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

2.25	POLITICAL AND BUSINESS RISK
The Company's operations are carried out in the PRC. Accordingly, the political, economic and legal environment in the PRC may influence the Company’s business, financial condition and results of operations by the general state of the PRC's economy. The Company's operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America and Western Europe. The Company's results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
2.26	CONCENTRATION OF CREDIT RISK

Cash includes cash at banks and demand deposits in accounts maintained with banks within the PRC. Total cash in these banks as of June 30, 2013 and December 31, 2012 amounted to $9,274,048 and $8,403,458, respectively, none of which is covered by insurance. The Company has not experienced any losses in such accounts and believes it is not exposed to any risks to its cash in bank accounts. Accounts receivable are derived from revenue earned from customers located primarily in the PRC. The Company performs ongoing credit evaluations of customers and has not experienced any material losses to date.

The Company had 5 major customers whose revenue individually represented the following percentages of the Company’s total revenue:

	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012

Customer A	26.94%	12.76%	18.57%	7.82%
Customer B	-	25.65%	16.71%	21.85%
Customer C	12.51%	14.44%	12.32%	12.21%
Customer D	8.90%	-	10.09%	11.87%
Customer E	-	-	8.20%	-
Customer F	-	18.99%	-	20.63%
Customer G	-	8.21%	-	-
Customer H	7.98%
Customer I	7.86%
	64.19%	80.05%	65.89%	74.38%

	Segment	Amount
Customer A	Fishery Development Division	$20,338,677
Customer B	Fishery Development Division	$18,293,639
Customer C	Organic Fertilizer and Bread Grass Division	$13,494,997
Customer D	Fishery Development Division	$11,051,367

The Company had 5 major customers whose accounts receivable balance individually represented the following percentages of the Company’s total accounts receivable:

	June 30, 2013	December 31, 2012

Customer A	15.21%	11.14%
Customer B	15.01%	14.32%
Customer C	12.03%	9.94%
Customer D	11.69%	18.18%
Customer E	8.26%	8.23%
	62.20%	61.81%

As of June 30, 2013, amounts due from customers A, B, C and D are $12,529258, $12,365,914, $9,908,296  and $9,628.321, respectively. The Company has not experienced any significant difficulty in collecting its accounts receivable in the past and is not aware of any financial difficulties of its major customers.

2.26	CONCENTRATION OF CREDIT RISK
Cash includes cash at banks and demand deposits in accounts maintained with banks within the PRC. Total cash in these banks as of December 31, 2012 and 2011 amounted to $8,403,458 and $1,379,837, respectively, none of which is covered by insurance. The Company has not experienced any losses in such accounts and believes it is not exposed to any risks to its cash in bank accounts.

Accounts receivable are derived from revenue earned from customers located primarily in the PRC. The Company performs ongoing credit evaluations of customers and has not experienced any material losses to date.

The Company had 5 major customers (A, B, C, D & E) whose business individually represented the following percentages of the Company’s total revenue for the periods indicated:

	2012	2011

Customer A	32.44%	-
Customer B	10.27%	-
Customer C	9.69%	-
Customer D	6.34%	-
Customer E	6.01%	-
Customer F		29.03%
Customer G	-	13.96%
Customer H	-	13.87%
Customer I	-	8.24%
Customer J	-	6.68%
	64.75%	71.78%

	Segment	Amount

Customer A	Fishery Development Division	$44,966,265

Customer B	Fishery Development Division	$17,206,190

The Company’s same 5 major customers (A, B, C, D & E) whose accounts receivable balance individually represented the following percentages of the Company’s total accounts receivable for the periods indicated:

	2012	2011

Customer A	18.18%	15.31%
Customer B	14.32%	-
Customer C	11.14%	-
Customer D	9.94%	-
Customer E	8.23%	-
Customer F		9.14%
Customer G	-	8.60%
Customer H	-	8.39%
Customer I	-	8.22%

	61.81%	49.66%

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]
2.27	IMPAIRMENT OF LONG-LIVED ASSETS AND INTANGIBLE ASSETS

In accordance with ASC Topic 360, “Property, Plant and Equipment,” long-lived assets to be held and used are analyzed for impairment whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable. The Company reviews the carrying amount of its long-lived assets, including intangibles, for impairment, each reporting period. An asset is considered impaired when estimated future cash flows are less than the carrying amount of the asset. In the event the carrying amount of such asset is considered not recoverable, the asset is adjusted to its fair value. Fair value is generally determined based on discounted future cash flow. As of June 30, 2013 and December 31, 2012, the Company determined no impairment charges were necessary.

2.27	IMPAIRMENT OF LONG-LIVED ASSETS AND INTANGIBLE ASSETS
As of December 31, 2012, amounts due from customers A, B, and C are $9,628,321, $7,584,293 and $5,898,681respectively. The Company has not experienced any significant difficulty in collecting its accounts receivable in the past and is not aware ofany financial difficulties of its major customers.

In accordance with ASC Topic 360, “Property, Plant and Equipment,” long-lived assets to be held and used are analyzed for impairment whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable. The Company reviews the carrying amount of its long-lived assets, including intangibles, for impairment, each reporting period. An asset is considered impaired when estimated future cash flows are less than the carrying amount of the asset. In the event the carrying amount of such asset is considered not recoverable, the asset is adjusted to its fair value. Fair value is generally determined based on discounted future cash flow. As of December 31, 2012 and 2011, the Company determined no impairment charges were necessary.

Earnings Per Share, Policy [Policy Text Block]
2.28	EARNINGS PER SHARE

As prescribed in ASC Topic 260 “Earnings per Share,” Basic Earnings per Share (“EPS”) is computed by dividing net income available to common stockholders by the weighted average number of common stock shares outstanding during the year. Diluted EPS is computed by dividing net income available to common stockholders by the weighted-average number of common stock shares outstanding during the year plus potential dilutive instruments such as stock options and warrants. The effect of stock options on diluted EPS is determined through the application of the treasury stock method, whereby proceeds received by the Company based on assumed exercises are hypothetically used to repurchase the Company’s common stock at the average market price during the period.

For the three months ended June 30, 2013 and 2012, basic earnings per share attributable to Sino Agro Food, Inc. and subsidiaries common stockholders amount to $0.13 and $0.14, respectively. For the three months ended June 30, 2013 and 2012, diluted earnings per share attributable to Sino Agro Food, Inc. and its subsidiaries’ common stockholders amounted to $0.12 and $0.13, respectively

For the six  months ended June 30, 2013 and 2012, basic earnings per share attributable to Sino Agro Food, Inc. and subsidiaries common stockholders amount to $0.28 and $0.22, respectively. For the six months ended June 30, 2013 and 2012, diluted earnings per share attributable to Sino Agro Food, Inc. and its subsidiaries’ common stockholders amounted to $0.27 and $0.20, respectively

2.28	EARNINGS PER SHARE
As prescribed in ASC Topic 260 “Earnings per Share,” Basic Earnings per Share (“EPS”) is computed by dividing net income available to common stockholders by the weighted average number of common stock shares outstanding during the year. Diluted EPS is computed by dividing net income available to common stockholders by the weighted-average number of common stock shares outstanding during the year plus potential dilutive instruments such as stock options and warrants. The effect of stock options on diluted EPS is determined through the application of the treasury stock method, whereby proceeds received by the Company based on assumed exercises are hypothetically used to repurchase the Company’s common stock at the average market price during the period.

For the years ended December 31, 2012 and 2011, basic earnings per share from continuing and discontinued operations attributable to Sino Agro Food, Inc. and subsidiaries common stockholders amount to $0.70 and $0.43, respectively. For the years ended December 31, 2012 and 2011, diluted earnings per share from continuing and discontinued operations attributable to Sino Agro Food, Inc. and its subsidiaries’ common stockholders amounted to $0.63 and $0.39, respectively.

For the years ended December 31, 2012 and 2011, basic earnings per share from continuing operations attributable to Sino Agro Food, Inc. and subsidiaries common stockholders amount to $0.70 and $0.26, respectively. For the years ended December 31, 2012 and 2011, diluted earnings per share from continuing operations attributable to Sino Agro Food, Inc. and its subsidiaries’ common stockholders amounted to $0.63 and $0.23, respectively.

Comprehensive Income, Policy [Policy Text Block]
2.29	ACCUMULATED OTHER COMPREHENSIVE INCOME

ASC Topic 220 “Comprehensive Income” establishes standards for reporting and displaying comprehensive income and its components in financial statements. Comprehensive income is defined as the change in stockholders’ equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. The comprehensive income for all periods presented includes both the reported net income and net change in cumulative translation adjustments.

2.29	ACCUMULATED OTHER COMPREHENSIVE INCOME
ASC Topic 220 “Comprehensive Income” establishes standards for reporting and displaying comprehensive income and its components in financial statements. Comprehensive income is defined as the change in stockholders’ equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. The comprehensive income for all periods presented includes both the reported net income and net change in cumulative translation adjustments.

Postemployment Benefit Plans, Policy [Policy Text Block]
2.30	RETIREMENT BENEFIT COSTS

PRC state managed retirement benefit programs are defined contribution plans and the payments to the plans are charged as expenses when employees have rendered service entitling them to the contribution made by the employer.

2.30	RETIREMENT BENEFIT COSTS
PRC state managed retirement benefit programs are defined contribution plans and the payments to the plans are charged as expenses when employees have rendered service entitling them to the contribution made by the employer.

Compensation Related Costs, Policy [Policy Text Block]
2.31	STOCK-BASED COMPENSATION

The Company has adopted both ASC Topic 718, “Compensation - Stock Compensation” and ASC Topic 505-50, “Equity-Based Payments to Non- Employees” using the fair value method in which an entity issues its equity instruments to acquire goods and services from employees and non-employees. Stock compensation for stock granted to non-employees has been determined in accordance with this accounting standard and the accounting standard regarding accounting for equity instruments that are issued to other than employees for acquiring, or in conjunction with selling goods or services, as the fair value of the consideration received or the fair value of equity instruments issued, whichever is more reliably measured. This accounting standard allows the “simplified” method to determine the term of employee options when other information is not available. Under ASC Topic 718 and ASC Topic 505-50, stock compensation expenses is measured at the grant date on the value of the option or restricted stock and is recognized as expenses, less expected forfeitures, over the requisite service period, which is generally the vesting period.

2.31	STOCK-BASED COMPENSATION
The Company has adopted both ASC Topic 718, “Compensation - Stock Compensation” and ASC Topic 505-50, “Equity-Based Payments to Non- Employees” using the fair value method in which an entity issues its equity instruments to acquire goods and services from employees and non-employees. Stock compensation for stock granted to non-employees has been determined in accordance with this accounting standard and the accounting standard regarding accounting for equity instruments that are issued to other than employees for acquiring, or in conjunction with selling goods or services, as the fair value of the consideration received or the fair value of equity instruments issued, whichever is more reliably measured. This accounting standard allows the “simplified” method to determine the term of employee options when other information is not available. Under ASC Topic 718 and ASC Topic 505-50, stock compensation expenses is measured at the grant date on the value of the option or restricted stock and is recognized as expenses, less expected forfeitures, over the requisite service period, which is generally the vesting period.

Fair Value of Financial Instruments, Policy [Policy Text Block]
2.32	FAIR value of financial INSTRUMENTS

The Company follows paragraph 825-10-50-10 of the FASB Accounting Standards Codification for disclosures about fair value of its financial instruments and paragraph 820-10-35-37 of the FASB Accounting Standards Codification (“Paragraph 820-10-35-37”) to measure the fair value of its financial instruments. Paragraph 820-10-35-37 establishes a framework for measuring fair value under U.S. GAAP, and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, Paragraph 820-10-35-37 establishes a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three (3) levels of fair value hierarchy defined by Paragraph 820-10-35-37 are described below:

Level 1	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

Level 3	Pricing inputs that are generally observable inputs and not corroborated by market data.

The carrying amounts of the Company’s financial assets and liabilities, such as cash and accrued expenses, approximate their fair values because of the short maturity of these instruments. The Company does not have any assets or liabilities measured at fair value on a recurring or a non-recurring basis, consequently, the Company did not have any fair value adjustments for assets and liabilities measured at fair value as of June  30, 2013 or December 31, 2012, nor gains or losses are reported in the statements of income and comprehensive income that are attributable to the change in unrealized gains or losses relating to those assets and liabilities still held at the reporting date for the fiscal period ended June 30, 2013 or June 31, 2012.

2.32	FAIR VALUE OF FINANCIAL INSTRUMENTS
The Company follows paragraph 825-10-50-10 of the FASB Accounting Standards Codification for disclosures about fair value of its financial instruments and paragraph 820-10-35-37 of the FASB Accounting Standards Codification (“Paragraph 820-10-35-37”) to measure the fair value of its financial instruments. Paragraph 820-10-35-37 establishes a framework for measuring fair value under U.S. GAAP, and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, Paragraph 820-10-35-37 establishes a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three (3) levels of fair value hierarchy defined by Paragraph 820-10-35-37 are described below:

Level 1	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

Level 3	Pricing inputs that are generally observable inputs and not corroborated by market data.

The carrying amounts of the Company’s financial assets and liabilities, such as cash and accrued expenses, approximate their fair values because of the short maturity of these instruments. The Company does not have any assets or liabilities measured at fair value on a recurring or a non-recurring basis, consequently, the Company did not have any fair value adjustments for assets and liabilities measured at fair value at December 31, 2012 or December 31, 2011, nor gains or losses are reported in the statements of income and comprehensive income that are attributable to the change in unrealized gains or losses relating to those assets and liabilities still held at the reporting date for the fiscal year ended December 31, 2012 or December 31, 2011.

New Accounting Pronouncements, Policy [Policy Text Block]
2.33	NEW ACCOUNTING PRONOUNCEMENTS

The Company does not expect any recent accounting pronouncements to have a material effect on the Company’s financial position, results of operations, or cash flows.

In July 2012, the FASB issued Accounting Standards Update ASU 2012-02, the amendments to ASC 350, Intangibles—Goodwill and Other: Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”). The amendments apply to all entities, both public and nonpublic, that have indefinite-lived intangible assets, other than goodwill, reported in their financial statements. In accordance with the amendments an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Subtopic 350-30. An entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, and early adoption is permitted. The Company will apply these amendments for reporting periods beginning after December 31, 2012. The Company does not expect the adoption of the amendments to have a material impact on the consolidated financial statements.

2.33	NEW ACCOUNTING PRONOUNCEMENTS
The Company does not expect any recent accounting pronouncements to have a material effect on the Company’s financial position, results of operations, or cash flows.

In May 2011, the FASB issued amendments to authoritative guidance related to fair value measurement and disclosure requirements. The new guidance changes some fair value measurement principles and enhances disclosure requirements related to activities in Level 3 of the fair value hierarchy. The amendments are effective for interim and annual periods beginning after December 15, 2011. The adoption of this guidance did not have a material effect on our consolidated financial statements.

In June 2011, the FASB issued authoritative guidance on the presentation of comprehensive income. This guidance specifies that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. It also does not change the presentation of related tax effects, before related tax effects, or the portrayal or calculation of earnings per share. This guidance is to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of this guidance did not have a material effect on our consolidated financial statements as it amended only the presentation of comprehensive income.

In July 2012, the FASB issued Accounting Standards Update ASU 2012-02, the amendments to ASC 350, Intangibles—Goodwill and Other: Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”). The amendments apply to all entities, both public and nonpublic, that have indefinite-lived intangible assets, other than goodwill, reported in their financial statements. In accordance with the amendments an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Subtopic 350-30. An entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. An entity will be able to resume performing the qualitative assessment in any subsequent period. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, and early adoption is permitted. The Company will apply these amendments for reporting periods beginning after December 31, 2012. The Company does not expect the adoption of the amendments to have a material impact on the consolidated financial statements.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule Of Subsidiary and Variable Interest Entity [Table Text Block]
The accompanying consolidated financial statements include the following entities:

Name of subsidiaries	Place of incorporation	Percentage of interest	Principal activities

Capital Award Inc. ("CA")	Belize	100% (12.31.2012: 100%) directly	Fishery development and holder of A-Power Technology master license.

Capital Stage Inc. ("CS")	Belize	100% (12.31.2012:100%) indirectly	Dormant

Capital Hero Inc. ("CH")	Belize	100% (12.31.2012:100%) indirectly	Dormant

Tri-way Industries Limited ("TRW")	Hong Kong, PRC	100% (12.31.2012: 100%) directly	Investment holding, holder of enzyme technology master license for manufacturing of livestock feed and bio-organic fertilizer and has not commenced its planned business of fish farm operations.

Macau Meiji Limited ("MEIJI")	Macau, PRC	100% (12.31.2012: 100%) directly	Investment holding, cattle farm development, beef cattle and beef trading

A Power Agro Agriculture Development (Macau) Limited ("APWAM")	Macau, PRC	100% (12.31.2012: 100%) directly	Investment holding

Jiang Men City Heng Sheng Tai Agriculture Development Co. Ltd ("JHST")	PRC	75% (12.31.2012: 75%) directly	Hylocereus Undatus Plantation ("HU Plantation").

Jiang Men City A Power Fishery Development Co., Limited ("JFD")	PRC	75% (12.31.2012: 75%) indirectly	Fish cultivation

Jiang Men City Hang Mei Cattle Farm Development Co., Limited ("JHMC")	PRC	75% (12.31.2012: 75%) indirectly	Beef cattle cultivation

Hunan Shenghua A Power Agriculture Co., Limited ("HSA")	PRC	26% directly and 50% indirectly (12.31.2012: 26% directly and 50% indirectly)	Manufacturing of organic fertilizer,livestock feed, and beef cattle and sheep cultivation, and plantation of crops and pastures

Name of variable interest entity	Place of incorporation	Percentage of interest	Principal activities

Qinghai Sanjiang A Power Agriculture Co., Ltd ("SJAP")	PRC	45% (12.31.2012: 45%) indirectly	Manufacturing of organic fertilizer,livestock feed, and beef cattle and plantation of crops and pastures

Name of unconsolidated equity investee	Place of incorporation	Percentage of interest	Principal activities

Enping City Bi Tao A Power Prawn Culture Development Co., Limited ("EBAPCD") (pending approval)	PRC	25% (12.31.2012: 25% indirectly)	Prawn cultivation

The accompanying consolidated financial statements include the following entities:

Name of subsidiaries	Place of incorporation	Percentage held	Principal activities

Capital Award Inc. (“CA”)	Belize	100% directly	Fishery development and holder of AP License

Capital Stage Inc. (“CS”)	Belize	100% indirectly	Dormant

Capital Hero Inc. (“CH”)	Belize	100% indirectly	Dormant

Tri-way Industries Limited (“TRW”)	Hong Kong, PRC	100% directly	Investment holding, holder of enzyme technology master license for manufacturing of livestock feed and bio-organic fertilizer; has not commenced its planned business of fish farm operations.

Macau Meiji Limited (“MEIJI”)	Macau, PRC	100% directly	Investment holding, cattle farm development, beef cattle and beef trading

A Power Agro Agriculture Development (Macau) Limited (“APWAM”)	Macau, PRC	100% directly	Investment holding

Jiang Men City Heng Sheng Tai Agriculture Development Co. Ltd (“JHST”)	PRC	75% directly	Hylocereus Undatus Plantation (“HU Plantation”).

Jiang Men City A Power Fishery Development Co., Limited (“JFD”)	PRC	75% indirectly treated as subsidiary	Fish cultivation

Jiang Men City Hang Mei Cattle Farm Development Co., Limited (“JHMC”) Formerly known as Enping City A Power Cattle Farm Co., Limited (“ECF”)	PRC	75% indirectly treated as subsidiary	Beef cattle cultivation

Hunan Shenghua A Power Agriculture Co., Limited (“HSA”)	PRC	26% directly and 50% indirectly	Manufacturing of organic fertilizer, livestock feed, and beef cattle and sheep cultivation, and plantation of crops and pastures

Name of variable interest entity	Place of incorporation	Percentage held	Principal activities

Qinghai Sanjiang A Power Agriculture Co., Ltd (“SJAP”)	PRC	45% indirectly	Manufacturing of organic fertilizer, livestock feed, and beef cattle and plantation of crops and pastures

Name of unconsolidated equity investee	Place of incorporation	Percentage held	Principal activities

Enping City Bi Tao A Power Prawn Culture Development Co., Limited (“EBAPCD”) (pending approval)	PRC	25%	Prawn cultivation

Schedule Of Property Plant Equipment Useful Life [Table Text Block]
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets.

Plant and machinery	5 - 10 years
Structure and leasehold improvements	10 - 20 years
Mature seeds	20 years
Furniture and equipment	2.5 - 10 years
Motor vehicles	5 -10 years

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets.

Plant and machinery	5 - 10 years
Structure and leasehold improvements	10 - 20 years
Mature seeds	20 years
Furniture and equipment	2.5 - 10 years
Motor vehicles	5 -10 years

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
The Company had 5 major customers whose revenue individually represented the following percentages of the Company’s total revenue:

	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012

Customer A	26.94%	12.76%	18.57%	7.82%
Customer B	-	25.65%	16.71%	21.85%
Customer C	12.51%	14.44%	12.32%	12.21%
Customer D	8.90%	-	10.09%	11.87%
Customer E	-	-	8.20%	-
Customer F	-	18.99%	-	20.63%
Customer G	-	8.21%	-	-
Customer H	7.98%
Customer I	7.86%
	64.19%	80.05%	65.89%	74.38%

	Segment	Amount
Customer A	Fishery Development Division	$20,338,677
Customer B	Fishery Development Division	$18,293,639
Customer C	Organic Fertilizer and Bread Grass Division	$13,494,997
Customer D	Fishery Development Division	$11,051,367

The Company had 5 major customers whose accounts receivable balance individually represented the following percentages of the Company’s total accounts receivable:

	June 30, 2013	December 31, 2012

Customer A	15.21%	11.14%
Customer B	15.01%	14.32%
Customer C	12.03%	9.94%
Customer D	11.69%	18.18%
Customer E	8.26%	8.23%
	62.20%	61.81%

The Company had 5 major customers (A, B, C, D & E) whose business individually represented the following percentages of the Company’s total revenue for the periods indicated:

	2012	2011

Customer A	32.44%	-
Customer B	10.27%	-
Customer C	9.69%	-
Customer D	6.34%	-
Customer E	6.01%	-
Customer F		29.03%
Customer G	-	13.96%
Customer H	-	13.87%
Customer I	-	8.24%
Customer J	-	6.68%
	64.75%	71.78%

	Segment	Amount

Customer A	Fishery Development Division	$44,966,265

Customer B	Fishery Development Division	$17,206,190

The Company’s same 5 major customers (A, B, C, D & E) whose accounts receivable balance individually represented the following percentages of the Company’s total accounts receivable for the periods indicated:

	2012	2011

Customer A	18.18%	15.31%
Customer B	14.32%	-
Customer C	11.14%	-
Customer D	9.94%	-
Customer E	8.23%	-
Customer F		9.14%
Customer G	-	8.60%
Customer H	-	8.39%
Customer I	-	8.22%

	61.81%	49.66%

SEGMENT INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
For the three months ended June 30, 2013
	Fishery Development Division (1)	HU Plantation Division (2)	Organic Fertilizer and Bread Grass Division (3)	Cattle Farm Development Division (4)	Corporate and others (5)	Total

Revenue	$17,904,106	$3,554,986	$16,946,378	$6,421,161	9,573,698	$54,400,329

Net income (loss)	$2,898,600	$2,452,706	$5,679,317	$929,277	$2,371,040	$14,330,940

Total assets	$67,526,143	$38,726,053	$120,479,483	$41,542,654	$26,251,321	$294,525,654

For the three months ended June 30, 2012
	Fishery Development Division (1)	HU Plantation Division (2)	Organic Fertilizer and Bread Grass Division (3)	Cattle Farm Development Division (4)	Corporate and others (5)	Total

Revenue	$15,799,765	$2,081,863	$3,684,693	$1,781,966	$-	$25,348,287

Net income (loss)	$8,321,886	$1,117,450	$469,629	$461,438	$(80,381)	$10,290,022

Total assets	$59,793,491	$27,151,644	$71,872,466	$9,791,026	$14,721,073	$183,329,700

	Fishery Development Division (1)	HU Plantation Division (2)	Organic Fertilizer and Bread Grass Division (3)	Cattle Farm Development Division (4)	Corporate and others (5)	Total

Revenue	$42,122,633	$3,554,986	$31,824,277	$14,783,718	17,222,466	$109,508,080

Net income (loss)	$11,053,353	$2,211,567	$9,342,579	$3,369,881	$4,732,332	$30,709,712

Total assets	$67,526,143	$38,726,053	$120,479,483	$41,542,654	$26,251,321	$294,525,654

For the six months ended June 30, 2012

	Fishery Development Division (1)	HU Plantation Division (2)	Organic Fertilizer and Bread Grass Division (3)	Cattle Farm Development Division (4)	Corporate and others (5)	Total

Revenue	$26,894,373	$2,081,863	$9,628,641	$2,723,426	$-	$41,328,303

Net income (loss)	$13,592,472	$1,090,577	$1,035,018	$1,186,596	$(943,177)	$15,961,484

Total assets	$59,793,491	$27,151,644	$71,872,466	$9,791,026	$14,721,073	$183,329,700

Note
(1)	Operated by Capital Award, Inc. and Jiangmen City A Power Fishery Development Co. Ltd.
(2)	Operated by Jiangmen City Heng Sheng Tai Agriculture Development Co. Ltd.
(3)	Operated by Qinghai Sanjiang A Power Agriculture Co. Ltd, A Power Agro Agriculture Development (Macau)Limited and Hunan Shenghua A Power Agriculture Co., Limited.
(4)	Operated by Jiangmen City Hang Mei Cattle Farm Development Co. Ltd and Macau Meiji Limited.
(5)	Operated by Sino Agro Food, Inc.

	2012
						Discontinued
	Continuing operations					operations
			Organic
	Fishery		Fertilizer and	Cattle Farm	Corporate	Dairy
	Development	HU Plantation	Bread Grass	Development	and	Production
	Division (1)	Division (2)	Division (3)	Division (4)	others (5)	Division (6)	Total

Revenue	$86,346,475	$11,878,599	$23,350,564	$17,038,001	$-	$-	$138,613,639

Net income (loss)	$39,150,568	$6,245,281	$3,875,609	$9,058,822	$(784,448)	$-	$57,545,832

Total assets	$79,222,788	$36,792,718	$96,282,055	$28,265,035	$2,536,382	$-	$243,098,978

	2011					Discontinued
	Continuing operations					operations
	Fishery Development Division (1)	HU Plantation Division (2)	Organic Fertilizer and Bread Grass Division (3)	Cattle Farm Development Division (4)	Corporate and others (5)	Dairy Production Division (6)	Total

Revenue	$26,422,125	$6,113,155	$15,184,702	$4,159,921	$-	$-	$51,879,903

Net income (loss)	$10,876,752	2,950,339	$3,262,178	$1,466,290	$(2,864,527)	$10,203,951	$25,894,983

Total assets	$37,030,261	$27,672,083	$54,353,901	$7,152,129	$25,632,504	$-	$151,840,878

Notes

(1)	Operated by Capital Award, Inc. and Jiangmen City A Power Fishery Development Co. Ltd.
(2)	Operated by Jiangmen City Heng Sheng Tai Agriculture Development Co. Ltd.
(3)	Operated by Qinghai Sanjiang A Power Agriculture Co. Ltd, A Power Agro Agriculture Development (Macau) Limited and Hunan Shenghua A Power Agriculture Co., Limited.
(4)	Operated by Jiangmen City Hang Mei Cattle Farm Development Co. Ltd and Macau Meiji Limited.
(5)	Operated by Sino Agro Food, Inc.
(6)	Operated by Hang Yu Tai Investment Ltd and ZhongSingNongMu Ltd (Discontinued operation).

INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Provision for income taxes is as follows:

	Three	Three	Six	Six
	months ended	months ended	months ended	months ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012

Income tax provision
- SIAF	$-	$-	$-	$-
- CA, CS and CH	-	-	-	-
- TRW	-	-	-	-
- MEIJI and APWAM	-	-	-	-
- JHST, JHMC, JFD, HSA and SJAP	-	-	-	-
Deferred tax provision	-	-	-	-
	$-	$-	$-	$-

	2012	2011

SIAF	$-	$-
CA, CS and CH	-	-
TRW	-	-
MEIJI and APWAM	-	-
JHST, JFD, JHMC and SJAP	-	-
HSA	-	31
	$-	$31

NET INCOME FROM DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule Of Disposal Groups Including Discontinued Operations Income Statement Disclosures [Table Text Block]
(a)	Net income from discontinued operations

	Note	2012	2011
		(Unaudited)	(Unaudited)

Revenue		$-	$-

Cost of goods sold		-	-

Gross profit		-	-

General and administrative expenses		-	-

Net income from operations		-	-

Interest expense		-	-

Net income before income taxes		-	-

Net income from sale of subsidiaries		-	10,203,951

Net income before income taxes		-	10,203,951

Provision for income taxes		-	-

Net income from discontinued operations		-	10,203,951

Less: Net income attributable to the non - controlling interest		-	-

Net income from discontinued operations attributable to the Sino Agro Food, Inc. and subsidiaries		$-	$10,203,951

Schedule Of Disposal Groups Including Discontinued Operations Consideration Received Disclosures [Table Text Block]
(b)	Consideration received

2011

Consideration received in cash and cash equivalents	$704,388
Disposal proceeds receivable of sale of subsidiaries	44,295,612
Total consideration proceeds	$45,000,000

Cash Flow Investing Activities Discontinued Operations [Table Text Block]
(c)	Net cash outflow on sale of subsidiaries, HYT and ZX

2011

Cash and cash equivalents balance disposed of	$(3,137,885)
Net cash outflow on sale of subsidiaries, HYT and ZX	$(3,137,885)

Schedule Of Disposal Groups Including Discontinued Operations Cash Flow Statement Disclosures [Table Text Block]
(d)	Detailed cash flow from discontinued operations

	Note	2012	2011
Cash flows from operating activities
Net income for the period		$-	$10,203,951

Adjustments to reconcile net income to net cash from operations:
Depreciation		-	-
Amortization		-	-
Net gain of sale of subsidiaries, HYT and ZX		-	(10,203,951)
Changes in operating assets and liabilities:
Increase in inventories		-	-
Increase in deposits and prepaid expenses		-	-
Increase in other payables		-	-
Decrease in accounts receivable		-	-
Decrease in other receivables		-	-
Net cash provided by operating activities		-	-
Cash flows from investing activities
Net cash outflow on sale of subsidiaries, HYT and ZX	5(c)	-	(3,137,885)
Payment for acquisition of land use rights		-	-
Payment for construction in progress		-	-
Net cash used in investing activities		-	(3,137,885)
Cash flows from financing activities
Net cash provided by financing activities		-	-

Effects on exchange rate changes on cash		-	-
(Decrease) increase in cash and cash equivalents		-	(3,137,885)
Cash and cash equivalents, beginning of year		-	3,137,885

Cash and cash equivalents, at end of year		$-	$-

Supplementary disclosures of cash flow information:
Cash paid for interest		$-	$-
Cash paid for income taxes		$-	$-
Non - cash transactions
Disposal proceeds receivable of sale of subsidiaries, HYT and ZX		$-	$44,295,612

DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2012
Dividend [Abstract]
Schedule of Dividends Payable [Table Text Block]
On December 6, 2012,   the Company's Board of Directors has declared cash dividend on its Common Stock, payable in the amount of $0.01 for every one share issued and outstanding as of December 26, 2012, with a distribution date of January 15, 2013.

	2012	2011
Cash dividend
95,130,730 (2011: 51,950,974) outstanding shares of $0.01	$951,307	$519,509
Deferred dividend
91,931,287 outstanding shares of $0.01 (2011: 0)	3,125,661	-
	$4,076,968	$519,509

CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]
	June 30, 2013	December 31, 2012

Cash and bank balances	$9,391,449	$8,424,265

	2012	2011

Cash and bank balances	$8,424,265	$1,387,908

INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
As of June 30, 2013, inventories are as follows:

	June 30, 2013	December 31, 2012

Sleepy cods and eels	$5,432,990	$4,612,090
Bread grass	709,366	1,473,653
Beef cattle	2,985,965	2,569,659
Organic fertilizer	702,836	737,166
Forage for cattle and consumable	3,144,896	278,900
Raw materials for bread grass and organic fertilizer	5,237,102	6,765,536
Unharvested HU plantation	674,278	-
Immature seeds	-	677,751
	$18,887,433	$17,114,755

As of December 31, 2012, inventories are as follows:

	2012	2011

Sleepy cod and eels	$4,612,090	$-
Bread grass	1,473,653	449,984
Beef cattle	2,569,659	825,853
Organic fertilizer	737,166	807,689
Forage for cattle and consumable	278,900	-
Raw materials for bread grass and organic fertilizer	6,765,536	1,398,965
Raw materials for HU plantation	-	11,111
Immature seeds	677,751	842,313
Unharvested HU plantation	-	99,530
	$17,114,755	$4,435,445

DEPOSITS AND PREPAID EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Deposits and Prepaid Expenses [Abstract]
Schedule Of Deposits and Prepaid Expenses [Table Text Block]
The Company made temporary deposit payments for equity investments in the future development of a prawn farm hatchery and a prawn farm nursery.

	June 30, 2013	December 31, 2012

Deposits for
- purchases of equipment	$2,059,776	$318,192
- acquisition of land use rights	7,826,508	7,826,508
- inventories purchases	4,940,767	2,228,854
- aquaculture contract	6,022,708	7,062,600
- building materials	1,281,935	2,000,000
- proprietary technologies	2,254,839	2,254,839
- construction in progress	19,658,537	14,423,021
Miscellaneous	251,657	4,892,258
Shares issued for employee compensation and overseas professional	90,600	271,800
Temporary deposits paid to entities for investments in future Sino Foreign Joint Venture companies	7,704,670	6,030,785
	52,091,997	47,308,857

	2012	2011
	$	$
Deposits for Prepayments for purchases of equipment	318,192
Miscellaneous	4,892,258
Deposits for- acquisition of land use right	7,826,508	4,453,665
Deposits for- inventory purchases	2,228,854	5,190,952
Deposits for- aquaculture contract	7,062,600	3,085,164
Deposits for- building materials	2,000,000	-
Deposits for- proprietary technology	2,254,839	-
Prepayments for construction in progress	14,423,021	-
Shares issued for employee compensation and oversea professional fee	271,800	2,139,057
Temporary deposits payment for acquiring equity investments	6,030,785	-
	47,308,557	14,868,838

ACCOUNTS RECEIVABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounts Receivable [Abstract]
Schedule Of Past Due Financing Receivables [Table Text Block]
Aging analysis of accounts receivable is as follows:

	June 30, 2013	December 31, 2012

0 - 30 days past due	$25,564,050	$10,813,981
31 - 90 days past due	40,853,659	27,784,784
91 - 120 days past due	15,251,513	6,866,842
over 120 days and less than 1 year past due	704,648	7,482,743
over 1 year past due	-	-
	82,373,870	52,948,350

Aging analysis of accounts receivable is as follows:

	2012	2011

0 - 30 days	$10,813,981	$20,061,598
31 - 90 days	27,784,784	1,828,058
91 - 120 days	6,866,842	2,457,259
over 120 days and less than 1 year	7,482,743	3,185,000
over 1 year	-	5,936,718
	52,948,350	33,468,633
Less: amounts reclassified as long term accounts receivable	-	(5,936,718)
	$52,948,350	$27,531,915

OTHER RECEIVABLES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Receivable [Abstract]
Schedule Of Other Receivables Disclosure [Table Text Block]
	June 30,2013	December 31, 2012

Cash advances paid as consideration to acquire investments.	$4,657,728	$4,657,728
Advanced to employees	206,046	166,722
Advanced to suppliers	573,001	205,088
Miscellaneous	937,497	924,710
	$6,374,272	$5,954,248

	2012	2011

Temporary payments	$-	$656,092
Due from employees	-	130,191
Due from third parties	5,954,248	8,902,588
	$5,954,248	$9,688,871

DUE FROM RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2012
Due From Related Parties [Abstract]
Schedule Of Due From Related Parties [Table Text Block]
	2012	2011

Due from proceeds receivable	$-	$5,386,233
Due from HYT	-	10,434,519
	$-	$15,820,752

PLANT AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	June 30, 2013	December 31, 2012

Plant and machinery	$3,681,644	$3,681,644
Structure and leasehold improvements	15,446,062	15,446,062
Mature seeds	2,660,357	1,369,626
Furniture and equipment	633,370	212,479
Motor vehicles	277,513	277,513
	22,698,946	20,987,324

Less: Accumulated depreciation	(1,679,693)	(1,041,022)
Net booking value	21,019,253	19,946,302

	2012	2011

Plant and machinery	$3,681,644	$1,855,068
Structure and leasehold improvements	15,446,062	27,211
Mature seeds	1,369,626	503,663
Furniture and equipment	212,479	773,185
Motor vehicles	277,513	106,298
	20,987,324	3,265,425

Less: Accumulated depreciation	(1,041,022)	(597,660)
Net carrying amount	19,946,302	2,667,765

CONSTRUCTION IN PROGRESS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Construction In Progress [Abstract]
Schedule Of Construction Inprogress [Table Text Block]
	June 30, 2013	December 31, 2012

Construction in progress
- Oven room for production of dried flowers	$828,905	$828,905
- Office, warehouse and organic fertilizer plant in H S A	10,450,518	10,450,518
- Organic fertilizer and bread grass production plant and office buildingin SJAP	13,228,105	7,921,105
- Rangeland for beef cattle and office building in Enping	5,291,982	5,291,982
- Cattle houses, office building and staff quarter in SJAP	8,289,632	-
	$38,089,142	$24,492,510

	2012	2011

Construction in progress
- Oven room for production of dried flowers	$828,905	$826,359
- Office, warehouse and organic fertilizer plant in HSA	10,450,518	26,646
- Organic fertilizer and bread grass production plant and office building	7,921,105	2,724,864
- rangeland for beef cattle and office building	5,291,982	-
	$24,492,510	$3,577,869

LAND USE RIGHTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Land Use Rights [Abstract]
Land Use Rights [Table Text Block]
	June 30, 2013	December 31,2012

Cost	$60,045,896	$58,630,950
Less: Accumulated amortisation	(3,666,041)	(2,897,704)
Net carrying amount	$56,379,855	$55,733,246

	2012	2011

Cost (Note)	$58,630,950	$57,845,574
Less: Accumulated amortization	(2,897,704)	(1,338,104)
Net carrying amount	$55,733,246	$56,507,470

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
Fiscal year	Expiry date	Location	Cost

Balance at 1.1.2011			$18,776,139
2011	2037	Enping City, Guangdong Province, PRC	12,365,293
2011	2051, 2054 and 2071	Linli County, Hunan Province, PRC.	35,405,750
Less: disposal upon sale of a subsidiary,ZX
	Acquired in 2007	Huebi Province, PRC	(6,194,505)
	Acquired in 2010	Huebi Province, PRC	(3,223,411)
	Exchange adjustment		716,307
Balance at 12.31.2011			57,845,573
2012	2051	Xining city, Qinghai Province, PRC	528,240
	Exchange adjustment		257,137
Balance at 12.31.2012			$58,630,950

PROPRIETARY TECHNOLOGIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Proprietary Technologies [Abstract]
Schedule Of Proprietary Technologies [Table Text Block]
	June 30, 2013	December 31, 2012
	$	$

Cost	9,512,258	9,512,258
Less: Accumulated amortization	(1,605,591)	(1,397,634)
Net carrying amount	7,906,667	8,114,624

	2012	2011

Proprietary technologies	$9,512,258	$8,000,000
Less: Accumulated amortization	(1,397,634)	(1,022,325)
Net carrying amount	$8,114,624	$6,977,675

GOODWILL (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
	June 30, 2013	December 31, 2012

Goodwill from acquisition	$724,940	$724,940
Less: Accumulated impairment losses	-	-
Net carrying amount	$724,940	$724,940

	2012	2011

Goodwill from acquisition	$724,940	$724,940
Less: Accumulated impairment losses	-	-
Net carrying amount	$724,940	$724,940

UNCONSOLIDATED EQUITY INVESTEE (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments [Table Text Block]
	2012	2011

Investment in unconsolidated joint venture	$-	$1,258,607

OTHER PAYABLES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Schedule Of Other Payables [Table Text Block]
	June 30, 2013	December 31, 2012

Due to third parties	$664,865	$877,259
Promissory notes issued to third parties	4,477,414	3,352,394
Convertible notes payable	-	232,000
Due to local government	2,192,825	2,192,825
Miscellaneous	2,924,074	-
	$10,259,178	$6,654,478

	2012	2011

Due to third parties	$877,259	$10,794,449
Promissory notes issued to third parties	3,352,394	-
Convertible notes payable	232,000	-
Due to local government	2,192,825	-
Due to employees and others	-	1,114,848
Land use rights payable	-	58,851
	$6,654,478	$11,968,148

DUE TO THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2012
Due to Related Parties [Abstract]
Schedule of Related Party Transactions [Table Text Block]
	2012	2011

Due to third parties	$-	$867,413

CONSTRUCTION CONTRACT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Contractors [Abstract]
Billing in Excess of Costs and Estimated Earnings on Uncompleted Contract [Table Text Block]
(i)	Cost and estimated earnings in excess of billings on uncompleted contracts
	June 30, 2013	December 31, 2012

Cost	$2,505,402	$3,755,046
Estimated earnings	4,746,626	8,307,452
Less: Billings	(5,965,253)	(9,725,618)
Costs and estimated earnings in excess of billings on uncompleted contract	$1,286,775	$2,336,880

(ii)	Cost and estimated earnings in excess of billings on uncompleted contracts

	June 30, 2013	December 31, 2012

Billings	$14,916,618	$9,810,427
Less: Cost	(4,302,086)	(1,886,705)
Estimated earnings	(9,692,157)	(5,133,638)
Billing in excess of costs and estimated earnings on uncompleted contract	$922,375	$2,790,084

(iii)	Overall

	June 30, 2013	December 31, 2012
Cost	$6,807,488	$5,641,751
Estimated earnings	14,438,783	13,441,090
Less: Billings	(20,881,871)	(19,536,045)
Cost and estimated earnings in excess of billings on uncompleted contract/(Billing in excess of Costs and estimated earnings on uncompleted contract)	$364,400	$(453,204)

(i)	Construction Billing in Excess of Costs and Estimated Earnings on uncompleted contracts.
	2012	2011

Billings	$9,810,427	$19,066,400
Less: Costs	(1,886,705)	(8,249,145)
Estimated earnings	(5,133,638)	(8,855,136)
Billing in excess of costs and estimated earnings on uncompleted contract	$2,790,084	$1,962,119

(ii)	Costs and estimated earnings in excess of billing on uncompleted contracts

	2012	2011

Costs	$3,755,046	$887,540
Estimated earnings	8,307,452	1,974,204
Less: Billings	(9,725,618)	(2,405,640)
Costs and estimated earnings in excess of billings on uncompleted contract	$2,336,880	$456,104

(iii)	Billings on uncompleted contracts in excess of costs and estimated earning

	2012	2011

Billings	$19,536,045	$21,472,040
Less: Costs	(5,641,751)	(9,136,685)
Estimated earnings	(13,441,090)	(10,829,340)
Billing in excess of costs and estimated earnings on uncompleted contract	$453,204	$1,506,015

BORROWINGS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Short term bank loan

Name of bank	Interest rate	Term	June 30, 2013		December 31, 2012
Agricultural Bank of China	6%	August 8, 2012 - August 29, 2013
Huangyuan County Branch,
Xining , Qinghai Province,
P.R.C.			$2,265,849	‸*	$3,181,927

‸	personal and corporate guaranteed by third parties.
*	secured by land use rights with net carrying amount of $515,186.

Long term debts

Name of lender	Interest rate	Term	June 30, 2013	December 31, 2012

Gan Guo Village Committee	12.22%	June 2012 - June 2017
Bo Huang Town
Huangyuan County,
Xining City,
Qinghai Province, P.R.C.			$178,031	$175,006

Short term bank loan

Name of bank	Interest rate	Term	2012		2011

Agricultural Bank of China	6%	August 8, 2012 - August 29, 2013
Huangyuan County Branch, Xining City, Qinghai Province,
P.R.C.			$3,181,927	‸*	$-

‸	personal and corporate guaranteed by third parties.
*	secured by land use rights with net carrying amount of $528,240.

Long term debts

Name of lender	Interest rate	Term	2012	2011

Gan Guo Village Committee	12.22%	June 2012 - June 2017
Bo Huang Town
Huangyuan County, Xining City
Qinghai Province, P.R.C.			$175,006	$-

WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Warrants [Abstract]
Fair Value Of Warrants Valuation Assumptions [Table Text Block]
The fair value of the warrants was determined using the Black-Scholes pricing model and included the following assumptions

Expected annual dividend rate	0.00%
Weighted average exercise price	$0.50
Risk-free interest rate	2.00%
Average expected life	6 months
Expected volatility of common stock	80.00%
Forfeiture rate	0.00%

The fair value of the warrants was determined using the Black-Scholes pricing model and included the following assumptions

Expected annual dividend rate	0.00%
Weighted average exercise price	$0.50
Risk-free interest rate	2.00%
Average expected life	6 months
Expected volatility of common stock	80.00%
Forfeiture rate	0.00%

Schedule Of Share Based Compensation Based On Period Stock Warrants Activity [Table Text Block]	As of June 30, 2013, the following share purchase warrants were outstanding and exercisable:
Expiry date	Exercise date	June 30, 2013

April 9, 2013	$0.50	0

As of December 31, 2012, the following share purchase warrants were outstanding and exercisable:

Expiry date	Exercise date	December 31, 2012

January 8, 2013	$0.50	150,000
February 15, 2013	$0.50	78,500
April 9, 2013	$0.50	157,000
		385,500

Schedule Of Share Based Compensation Stock Warrants Activity [Table Text Block]
Share purchase warrant transactions and the number of share purchase warrants outstanding and exercisable are summarized as follows:

	June 30, 2013	Exercise price
Number of warrants outstanding as of January 1, 2013	-	-
Issued	385,000	$0.50
Exercised	-	-
Expired	(385,000)	-
Number of warrants outstanding as of June 30, 2013	-

Share purchase warrant transactions and the number of share purchase warrants outstanding and exercisable are summarized as follows:

	2012	Exercise price
Number of warrants outstanding at January 1, 2012	-	-
Issued	842,000	$0.50
Exercised	-	-
Expired	(457,000)	-
Number of warrants outstanding at December 31, 2012	385,000

OBLIGATION UNDER OPERATING LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	The future minimum lease payments as of June 30, 2013, are as follows:
June 30, 2013

Year ended December 31,2013	$76,004
Year ended December 31,2014	85,038
Thereafter	-
$161,042

The future minimum lease payments as of December 31, 2012, are as follows:
2012

Year ended December 31, 2013	$156,401
Year ended December 31, 2014	87,843
Thereafter	-
$244,244

BUSINESS COMBINATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes our unaudited consolidated results of operations for the years ended December 31, 2012 and 2011, as well as unaudited consolidated results of operations as though the JFD and JHMC acquisitions had occurred on January 1, 2011.

	2012		2011
	As reported	Pro Forma	As reported	Pro Forma

Revenue	$138,612,639	$128,725,067	$51,879,903	$47,718,758
Net income from continuing operations	$57,545,832	$50,655,603	$15,691,032	$14,041,347
Net income from discontinued operations	$-	$-	$10,203,951	$10,203,951
Total net income from continuing and discontinued operations	$57,545,832	$50,655,603	$25,894,983	$24,245,298
From continuing and discontinued operations Earning per share
Basic	$0.70	$0.68	$0.43	$0.40
Diluted	$0.63	$0.55	$0.39	$0.36
From continuing operations Earning per share
Basic	$0.70	$0.68	$0.26	$0.23
Diluted	$0.63	$0.55	$0.23	$0.21

JFD [Member]
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Second acquisition on January 1, 2012 – 25% additional equity interest in JFD.

The Company allocated the purchase price on the fair value of the assets acquired as of January 1, 2012.

Net assets at fair value acquired:
Property, plant and equipment	$34,919
Construction in progress	4,495,306
Inventory	1,838,337
6,368,562
Less: Other payables	(92,603)
Non-controlling interest	(3,324,729)
25% held by the Company	(1,662,365)
$1,288,865

Satisfied by
Purchase consideration	$1,662,365
Less: Cash acquired	(373,500)
$1,288,865

Third acquisition on April 1, 2012 – 25% additional equity interest in JFD.
The Company allocated the purchase price based on the fair value of the assets acquired as of April 1, 2012.

Net assets at fair value acquired:
Property, plant and equipment	$33,535
Construction in progress	4,499,376
Inventory	1,970,387
Accounts receivable	1,337,519
7,840,817
Less: Other payables	(292,663)
Accounts payable	(1,230,096)
Non-controlling interest	(1,702,580)
50% held by the Company	(3,405,159)
$1,210,319
Satisfied by
Purchase consideration	$1,702,580
Less: Cash acquired	(492,261)
$1,210,319

Second acquisition on January 1, 2012 – 25% additional equity interest in JFD.

The Company allocated the purchase price on the fair value of the assets acquired as of January 1, 2012.

Net assets at fair value acquired:
Property, plant and equipment	$34,919
Construction in progress	4495306
Inventory	1838337
6368562
Less: Other payables	(92,603)
Non-controlling interest	(3,324,729)
25% held by the Company	(1,662,365)
$1,288,865
Satisfied by
Purchase consideration	$1,662,365
Less: Cash acquired	(373,500)
$1,288,865

Third acquisition on April 1, 2012 – 25% additional equity interest in JFD.

The Company allocated the purchase price based on the fair value of the assets acquired as of April 1, 2012.

Net assets at fair value acquired:
Property, plant and equipment	$33,535
Construction in progress	4,499,376
Inventory	1,970,387
Accounts receivable	1,337,519
7,840,817
Less: Other payables	(292,663)
Accounts payable	(1,230,096)
Non-controlling interest	(1,702,580)
50% held by the Company	(3,405,159)
$1,210,319
Satisfied by
Purchase consideration	$1,702,580
Less: Cash acquired	(492,261)
$1,210,319

JHMC [Member]
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The Company allocated the purchase price based on the fair value of the assets acquired as of September 30, 2012.
Net assets at fair value acquired:
Property, plant and equipment	$512,450
Construction in progress	4,177,007
Inventory	671,429
5,360,886
Less: Non - controlling interest	(1,340,221)
$4,020,665
Satisfied by
Purchase consideration	$4,020,665

The Company allocated the purchase price based on the fair value of the assets acquired as of September 30, 2012.

Net assets at fair value acquired:
Property, plant and equipment	$512,450
Construction in progress	4,177,007
Inventory	671,429
5,360,886
Less: Non - controlling interest	(1,340,221)
$4,020,665
Satisfied by
Purchase consideration	$4,020,665

EARNINGS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The numerators and denominators used in the computations of basic and dilutive earnings per share are presented in the following table:

	Three months ended	Three months ended
	June 30, 2013	June 30, 2012
BASIC
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income used in computing basic earnings per share	$14,330,940	$10,290,022
Basic earnings per share	$0.12	$0.14

Basic weighted average shares outstanding	115,366,595	73,836,392

	Three months ended June 30, 2013	Three months ended June 30, 2012
DILUTED
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income used in computing basic earnings per share	$14,330,940	$10,290,022
Basic earnings per share	$0.12	$0.13

Basic weighted average shares outstanding	115,366,595	73,836,392
Add: weight average Series B Convertible preferred shares outstanding	7,000,000	7,000,000
Diluted weighted average shares outstanding	122,366,595	80,836,392

	Six months ended	Six months ended
	June 30, 2013	June 30, 2012
BASIC
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income used in computing basic earnings per share	$30,709,712	$15,961,484
Basic earnings per share	$0.28	$0.22

Basic weighted average shares outstanding	110,403,819	71,312,129

	Six months ended June 30, 2013	Six months ended June 30, 2012

DILUTED
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income used in computing basic earnings per share	$30,709,712	$15,961,484
Basic earnings per share	$0.26	$0.20

Basic weighted average shares outstanding	110,403,819	71,312,129
Add: weight average Series B Convertible preferred shares outstanding	8,607,734	7,000,000
Diluted weighted average shares outstanding	119,011,553	78,312,129

The numerators and denominators used in the computations of basic and dilutive earnings per share are presented in the following table:

	2012	2011
BASIC
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income of continued operation used in computing basic earnings per share	$57,545,832	$15,691,0322
Basic earnings per share	$0.70	$0.23
Basic weighted average shares outstanding	82,016,910	60,158,210

	2012	2011
DILUTED
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income of continued operation used in computing basic earnings per share	$57,545,832	$15,691,032
Basic earnings per share	$0.63	$0.13
Basic weighted average shares outstanding	82,016,910	60,158,210
Add: weight average Series B Convertible preferred shares outstanding	7,000,000	7,000,000
Diluted weighted average shares outstanding	89,016,910	67,158,210

	2012	2011
BASIC
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income of continued and discontinued operation used in computing basic earnings per share	$57,545,832	$25,894,983
Basic earnings per share	$0.70	$0.43
Basic weighted average shares outstanding	82,016,910	60,158,210

	2012	2011
DILUTED
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income of continued and discontinued operation used in computing basic earnings per share	$57,545,832	$25,894,983
Basic earnings per share	$0.63	$0.39
Basic weighted average shares outstanding	82,016,910	60,158,210
Add: weight average Series B Convertible preferred shares outstanding	7,000,000	7,000,000
Diluted weighted average shares outstanding	89,016,910	67,158,210

RESTATEMENT OF CONSOLIDATED STATEMENTS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2012
Restatement Of Prior Year Cash Flow [Abstract]
Restatement Of Prior Year Cash Flow [Table Text Block]
	2011			2011
	As reported	Adjustments		Restated
Cash flows from operating activities
Net income from continuing operations	$21,062,278			$21,062,278
Adjustments to reconcile net income from continuing operations to net cash from operations:
Depreciation	220,810			220,810
Amortization	1,043,181			1,043,181
(Gain) on extinguishment of debts	(987,518)			(987,518)
Common stock issued for services and employee's compensation	2,139,057			2,139,057
Changes in operating assets and liabilities:
Increase in inventories	(4,477,682)	1,459,570	(1)	(3,018,112)
Increase in deposits and prepaid expenses	1,499,930	(8,874,285)	(2)	(7,374,355)
Decrease (increase) in due to a director	(6,313,946)			(6,313,966)
Increase in accounts payable and accrued expenses	811,258	22,409	(3)	833,667
Increase in other payables	11,798,629	4,949,414	(4)	16,748,043
Increase in accounts receivable	(9,567,456)	(8,683,028)	(5)	(18,250,484)
Increase in cost and estimated earnings in excess of billings on uncompleted contracts	(456,104)			(456,104)
Increase in billings on uncompleted contracts in excess of costs and estimated earnings	1,962,119			1,962,119
Increase in due from related parties	(10,434,519)	10,434,519	(6)	-
Decrease (increase) in due to related parties	643,529			643,529
Decrease (increase) in other receivables	(5,721,191)	2,069,514	(7)	(3,651,677)
Net cash provided by operating activities	3,222,375			4,600,468

Cash flows from investing activities
Purchases of property and equipment	(252,346)			(252,346)
Proceeds of disposal of subsidiaries	557,700			557,700
Investment in unconsolidated equity investees	(1,258,607)			(1,258,607)
Payment for construction in progress	(1,346,394)			(1,346,394)
Net cash used in investing activities	(2,299,647)			(2,299,647)
Cash flows from financing activities
Dividends paid	(573,814)			(573,814)
Net cash provided by (used in) financing activities	(573,814)			(573,814)
Net cash provided by continuing operations	348,914			1,727,007
Cash flows from discontinued operations
Net cash provided by operating activities	-			-
Net cash used in investing activities	(3,137,885)			(3,137,885)
Net cash used in financing activities	-			-
Net cash used in discontinued operations	(3,137,885)			(3,137,885)

Effects on exchange rate changes on cash	286,853	(1,378,093)	(8)	(1,091,240)
Increase in cash and cash equivalents	(2,502,118)			(2,502,118)
Cash and cash equivalents, beginning of year	3,890,026			3,890,026
	1,387,908			1,387,908
Less: cash and cash equivalents at the end of the year - discontinued operations	-			-
Cash and cash equivalents at the end of the year - continuing operations	$1,387,908			$1,387,908

The statement of cash flows has been restated to correct an error related to the reporting of cash flows from sale of subsidiaries during the year ended December 31, 2011. The effects of this restatement are outlined below:

(1)	HYT's inventories have been excluded from the statement of cash flows.
(2)	HYT's deposits and prepaid expenses of $8,874,285 have been excluded from deposits and prepaid expenses.
(3)	HYT's accounts payable and accrued expenses of $22,409 have been excluded from deposits and prepaid expenses.
(4)	HYT'S other payables have been excluded from the statement of cash flows.
(5)	HYT'S accounts receivable have been excluded from the statement of cash flows.
(6)	HYT's due from related parties have been excluded from the statement of cash flows.
(7)	HYT's other receivables have been excluded from the statement of cash flows.
(8)	The Company has recognized an additional exchange loss due to the correction regarding the HYT disposal.

CORPORATE INFORMATION (Details Textual) (USD $)	12 Months Ended																																								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2007	Dec. 31, 2012	Jul. 18, 2011 Chinese Partners [Member]	Sep. 05, 2007 Hyt [Member]	Sep. 30, 2012 Enping City Bi Tao A Power Fishery Development Co Limited [Member]	Apr. 02, 2012 Jiang Men City Power Fishery Development Co Limited [Member]	Jan. 02, 2012 Jiang Men City Power Fishery Development Co Limited [Member]	Dec. 31, 2011 Jiang Men City Power Fishery Development Co Limited [Member]	Jan. 31, 2012 Enping City A Power Cattle Farm Co Limited [Member]	Sep. 17, 2012 Jiang Men City Hang Mei Cattle Farm Development Co Limited [Member]	Jun. 30, 2013 Meiji [Member]	Dec. 31, 2012 Meiji [Member]	Nov. 27, 2007 Meiji [Member]	May 25, 2009 Pmh [Member]	Nov. 26, 2008 Pmh [Member]	May 25, 2009 Other Entities [Member]	May 07, 2010 Apwam [Member]	Sep. 30, 2009 Apwam [Member]	Dec. 31, 2012 Sjap [Member]	Jul. 18, 2011 Sjap [Member]	Sep. 30, 2009 Sjap [Member]	May 07, 2010 Garwor [Member]	Apr. 02, 2012 Jfd [Member]	Nov. 17, 2011 Jfd [Member]	Nov. 17, 2011 Ebapfd [Member]	Feb. 28, 2011 Ebapfd [Member]	Jun. 30, 2013 Hsa [Member]	Jul. 18, 2011 Hsa [Member]	Jun. 30, 2013 Tri Way Industries Limited [Member]	Dec. 31, 2012 Tri Way Industries Limited [Member]	Nov. 27, 2007 Hst [Member]	Sep. 05, 2007 Hst [Member]	Feb. 28, 2011 Ebapcd [Member]	Jun. 30, 2013 Jhmc [Member]	Sep. 30, 2012 Jhmc [Member]	Sep. 17, 2012 Jhmc [Member]	Sep. 30, 2012 Ecf [Member]	Nov. 17, 2011 Ecf [Member]	Jun. 30, 2013 Meiji and Sjap [Member]	Dec. 31, 2011 Hyt And Zx [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		32,000,000
Noncontrolling Interest, Ownership Percentage by Parent												100.00%	100.00%		45.00%	80.00%	55.00%	45.00%	100.00%				55.00%							100.00%	100.00%										100.00%
Business Acquisition, Percentage of Voting Interests Acquired																						45.00%
Equity Method Investment, Ownership Percentage				24.00%										75.00%							50.00%			75.00%	25.00%	25.00%	25.00%		26.00%			25.00%	75.00%	25.00%			75.00%	25.00%	25.00%
Additional Equity Method Investment Ownership Percentage					78.00%						50.00%
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Sale of Interest by Parent	$ 45,000,000																																								$ 45,000,000
Percentage Of Addition Minority Interest In Joint Ventures							25.00%	25.00%																												75.00%
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned								1,662,365
Unconsolidated equity investee	$ 1,258,607		$ 0			$ 2,944,176	$ 1,702,580		$ 1,258,607	$ 1,076,489			$ 130,000							$ 425,000								$ 719,100							$ 400,000		$ 4,020,665	$ 2,944,176		$ 280,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2013 Enping City Bi Tao A Power Prawn Culture Development Co Limited [Member]	Dec. 31, 2012 Enping City Bi Tao A Power Prawn Culture Development Co Limited [Member]	Jun. 30, 2013 Jiangmen Hang Meiji Cattle Farm Development Co Limited [Member]	Dec. 31, 2012 Jiangmen Hang Meiji Cattle Farm Development Co Limited [Member]	Jun. 30, 2013 Hunan Shenghua Power Agriculture Co Limited [Member]	Dec. 31, 2012 Hunan Shenghua Power Agriculture Co Limited [Member]	Jun. 30, 2013 Jiang Men City Power Fishery Development Co Limited [Member]	Dec. 31, 2012 Jiang Men City Power Fishery Development Co Limited [Member]	Jun. 30, 2013 Capital Award Inc [Member]	Dec. 31, 2012 Capital Award Inc [Member]	Jun. 30, 2013 Capital Stage Inc [Member]	Dec. 31, 2012 Capital Stage Inc [Member]	Jun. 30, 2013 Capital Hero Inc [Member]	Dec. 31, 2012 Capital Hero Inc [Member]	Jun. 30, 2013 Tri Way Industries Limited [Member]	Dec. 31, 2012 Tri Way Industries Limited [Member]	Jun. 30, 2013 Macau Meiji Limited [Member]	Dec. 31, 2012 Macau Meiji Limited [Member]	Nov. 27, 2007 Macau Meiji Limited [Member]	Jun. 30, 2013 Power Agro Agriculture Development Limited [Member]	Dec. 31, 2012 Power Agro Agriculture Development Limited [Member]	Jun. 30, 2013 Jiang Men City Heng Sheng Tai Agriculture Development Co. Ltd [Member]	Dec. 31, 2012 Jiang Men City Heng Sheng Tai Agriculture Development Co. Ltd [Member]	Jul. 18, 2011 Qinghai Sanjiang A Power Agriculture Co., Ltd [Member]	Jun. 30, 2013 Qinghai Sanjiang A Power Agriculture Co., Ltd [Member] Variable Interest Entity [Member]	Dec. 31, 2012 Qinghai Sanjiang A Power Agriculture Co., Ltd [Member] Variable Interest Entity [Member]
Entity Incorporation, State Country Name	PRC	PRC	PRC	PRC	PRC	PRC	PRC	PRC	Belize	Belize	Belize	Belize	Belize	Belize	Hong Kong, PRC	Hong Kong, PRC	Macau, PRC	Macau, PRC		Macau, PRC	Macau, PRC	PRC	PRC		PRC	PRC
Noncontrolling Interest, Ownership Percentage by Parent	25.00%	25.00%							100.00%	100.00%					100.00%	100.00%	100.00%	100.00%		100.00%	100.00%	75.00%	75.00%		45.00%	45.00%
Equity Method Investment Indirect Ownership Percentage			75.00%	75.00%	50.00%	50.00%	75.00%	75.00%				100.00%		100.00%												45.00%
Equity Method Investment, Ownership Percentage					26.00%	26.00%					100.00%	100.00%	100.00%	100.00%					75.00%					50.00%
Subsidiary or Equity Method Investee, Nature of Operations							Fish cultivation	Fish cultivation	Fishery development and holder of A-Power Technology master license.	Fishery development and holder of A-Power Technology master license.					Investment holding, holder of enzyme technology master license for manufacturing of livestock feed and bio-organic fertilizer and has not commenced its planned business of fish farm operations.	Investment holding, holder of enzyme technology master license for manufacturing of livestock feed and bio-organic fertilizer and has not commenced its planned business of fish farm operations.	Investment holding, cattle farm development, beef cattle and beef trading	Investment holding, cattle farm development, beef cattle and beef trading		Investment holding	Investment holding	Hylocereus Undatus Plantation ("HU Plantation").	Hylocereus Undatus Plantation ("HU Plantation").
Equity Method Investment, Description of Principal Activities	Prawn cultivation	Prawn cultivation	Beef cattle cultivation	Beef cattle cultivation	Manufacturing of organic fertilizer,livestock feed, and beef cattle and sheep cultivation, and plantation of crops and pastures	Manufacturing of organic fertilizer,livestock feed, and beef cattle and sheep cultivation, and plantation of crops and pastures					Dormant	Dormant	Dormant	Dormant
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE																									Manufacturing of organic fertilizer,livestock feed, and beef cattle and plantation of crops and pastures	Manufacturing of organic fertilizer,livestock feed, and beef cattle and plantation of crops and pastures

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 Years	5 Years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	10 Years	10 Years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	10 Years	10 Years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	20 Years	20 Years
Mature Seeds [Member]
Property, Plant and Equipment, Estimated Useful Lives	20 years	20 Years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	2.5 Years	2.5 Years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	10 Years	10 Years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 Years	5 Years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	10 Years	10 Years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 54,400,329	$ 25,348,287	$ 109,508,080	$ 41,328,303	$ 138,613,639	$ 51,879,903
Sales Revenue, Product Line [Member]
Concentration Risk, Percentage	64.19%	80.05%	65.89%	74.38%	64.75%	71.78%
Accounts Receivable [Member]
Concentration Risk, Percentage			62.20%		61.81%	49.66%
Customer A [Member] | Fishery Development Division [Member]
Revenue			20,338,677		44,966,265
Customer A [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage	26.94%	12.76%	18.57%	7.82%	32.44%	0.00%
Customer A [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage			15.21%		11.14%	15.31%
Customer B [Member] | Fishery Development Division [Member]
Revenue			18,293,639		17,206,190
Customer B [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage	0.00%	25.65%	16.71%	21.85%	10.27%	0.00%
Customer B [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage			15.01%		14.32%	0.00%
Customer C [Member] | Organic Fertilizer and Bread Grass Division [Member]
Revenue			13,494,997
Customer C [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage	12.51%	14.44%	12.32%	12.21%	9.69%	0.00%
Customer C [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage			12.03%		9.94%	0.00%
Customer D [Member] | Fishery Development Division [Member]
Revenue			$ 11,051,367
Customer D [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage	8.90%	0.00%	10.09%	11.87%	6.34%	0.00%
Customer D [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage			11.69%		18.18%	0.00%
Customer E [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage	0.00%	0.00%	8.20%	0.00%	6.01%	0.00%
Customer E [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage			8.26%		8.23%	0.00%
Customer F [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage	0.00%	18.99%	0.00%	20.63%		29.03%
Customer F [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage						9.14%
Customer G [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage	0.00%	8.21%	0.00%	0.00%	0.00%	13.96%
Customer G [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage					0.00%	8.60%
Customer H [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage	7.98%				0.00%	13.87%
Customer H [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage					0.00%	8.39%
Customer I [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage	7.86%				0.00%	8.24%
Customer I [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage					0.00%	8.22%
Customer J [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage					0.00%	6.68%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	3 Months Ended				6 Months Ended		12 Months Ended											6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Jun. 30, 2013 Customer A [Member] USD ($)	Dec. 31, 2012 Customer A [Member] USD ($)	Jun. 30, 2013 Customer B [Member] USD ($)	Dec. 31, 2012 Customer B [Member] USD ($)	Jun. 30, 2013 Customer C [Member] USD ($)	Dec. 31, 2012 Customer C [Member] USD ($)	Jun. 30, 2013 Customer D [Member] USD ($)	Jun. 30, 2013 Stock Feed Manufacturing Technology [Member]	Dec. 31, 2012 Stock Feed Manufacturing Technology [Member]	Jun. 30, 2013 Proprietary Technologies [Member]	Dec. 31, 2012 Proprietary Technologies [Member]	Jun. 30, 2013 Use Rights [Member] Minimum [Member]	Dec. 31, 2012 Use Rights [Member] Minimum [Member]	Jun. 30, 2013 Use Rights [Member] Maximum [Member]	Dec. 31, 2012 Use Rights [Member] Maximum [Member]	Jun. 30, 2013 General and Administrative Expense [Member] USD ($)	Jun. 30, 2012 General and Administrative Expense [Member] USD ($)	Jun. 30, 2013 General and Administrative Expense [Member] USD ($)	Jun. 30, 2012 General and Administrative Expense [Member] USD ($)	Dec. 31, 2012 General and Administrative Expense [Member] USD ($)	Dec. 31, 2011 General and Administrative Expense [Member] USD ($)
Shipping, Handling and Transportation Costs																										$ 6,429	$ 1,113	$ 2,151	$ 0	$ 84,298	$ 58,096
Advertising Revenue Cost																										542	2,849	542	3,167	1,973	99,526
Accumulated other comprehensive income	5,139,044				5,139,044		3,868,274		3,446,838
Allowance for Doubtful Accounts Receivable	0				0		0		0
Goodwill, Acquired During Period					724,940		724,940
Finite-Lived Intangible Asset, Useful Life																		20 years	20 years	25 years	25 years	30 years	30 years	60 years	60 years
Foreign Currency Exchange Rate	$ 1	6.18			$ 1		$ 1	6.29	$ 1	6.3
Average Foreign Currency Exchange Rate Remeasurement	$ 1	6.24	$ 1	6.31			$ 1	6.31	$ 1	6.33
Cash, Uninsured Amount	9,274,048				9,274,048		8,403,458		1,379,837
From continuing and discontinued operations, Basic (in dollars per share)	$ 0.13		$ 0.14		$ 0.28	$ 0.22	$ 0.7		$ 0.43
From continuing and discontinued operations Diluted (in dollars per share)	$ 0.12		$ 0.13		$ 0.27	$ 0.2	$ 0.63		$ 0.39
Accounts receivable, net of allowance for doubtful accounts	$ 82,373,870				$ 82,373,870		$ 52,948,350		$ 27,531,915		$ 12,529,258	$ 9,628,321	$ 12,365,914	$ 7,584,293	$ 9,908,296	$ 5,898,681	$ 9,628,321
From continuing operations Basic (in dollars per share)							$ 0.7		$ 0.26
From continuing operations Diluted (in dollars per share)							$ 0.63		$ 0.23

SEGMENT INFORMATION (Details) (USD $)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011
Revenue	$ 54,400,329		$ 25,348,287		$ 109,508,080		$ 41,328,303		$ 138,613,639		$ 51,879,903
Net income (loss)	14,330,940		10,290,022		30,709,712		15,961,484		57,545,832		25,894,983
Total assets	294,525,654		183,329,700		294,525,654		183,329,700		243,098,978		151,840,878
Fishery Development Division [Member]
Revenue	17,904,106	[1]	15,799,765	[1]	42,122,633	[1]	26,894,373	[1]	86,346,475	[1]	26,422,125	[1]
Net income (loss)	2,898,600	[1]	8,321,886	[1]	11,053,353	[1]	13,592,472	[1]	39,150,568	[1]	10,876,752	[1]
Total assets	67,526,143	[1]	59,793,491	[1]	67,526,143	[1]	59,793,491	[1]	79,222,788	[1]	37,030,261	[1]
HU Plantation Division [Member]
Revenue	3,554,986	[2]	2,081,863	[2]	3,554,986	[2]	2,081,863	[2]	11,878,599	[2]	6,113,155	[2]
Net income (loss)	2,452,706	[2]	1,117,450	[2]	2,211,567	[2]	1,090,577	[2]	6,245,281	[2]	2,950,339	[2]
Total assets	38,726,053	[2]	27,151,644	[2]	38,726,053	[2]	27,151,644	[2]	36,792,718	[2]	27,672,083	[2]
Organic Fertilizer Beef and Bread Grass Division [Member]
Revenue	16,946,378	[3]	3,684,693	[3]	31,824,277	[3]	9,628,641	[3]	23,350,564	[3]	15,184,702	[3]
Net income (loss)	5,679,317	[3]	469,629	[3]	9,342,579	[3]	1,035,018	[3]	3,875,609	[3]	3,262,178	[3]
Total assets	120,479,483	[3]	71,872,466	[3]	120,479,483	[3]	71,872,466	[3]	96,282,055	[3]	54,353,901	[3]
Cattle Farm Development Division [Member]
Revenue	6,421,161	[4]	1,781,966	[4]	14,783,718	[4]	2,723,426	[4]	17,038,001	[4]	4,159,921	[4]
Net income (loss)	929,277	[4]	461,438	[4]	3,369,881	[4]	1,186,596	[4]	9,058,822	[4]	1,466,290	[4]
Total assets	41,542,654	[4]	9,791,026	[4]	41,542,654	[4]	9,791,026	[4]	28,265,035	[4]	7,152,129	[4]
Discontinued Dairy Production Division [Member]
Revenue									0	[5]	0	[5]
Net income (loss)									0	[5]	10,203,951	[5]
Total assets									0	[5]	0	[5]
Corporate and Other [Member]
Revenue	9,573,698	[6]	0	[6]	17,222,466	[6]	0	[6]	0	[6]	0	[6]
Net income (loss)	2,371,040	[6]	(80,381)	[6]	4,732,332	[6]	(943,177)	[6]	(784,448)	[6]	(2,864,527)	[6]
Total assets	$ 26,251,321	[6]	$ 14,721,073	[6]	$ 26,251,321	[6]	$ 14,721,073	[6]	$ 2,536,382	[6]	$ 25,632,504	[6]

[1]	Operated by Capital Award, Inc. and Jiangmen City A Power Fishery Development Co. Ltd.
[2]	Operated by Jiangmen City Heng Sheng Tai Agriculture Development Co. Ltd.
[3]	Operated by Qinghai Sanjiang A Power Agriculture Co. Ltd, A Power Agro Agriculture Development (Macau)Limited and Hunan Shenghua A Power Agriculture Co., Limited.
[4]	Operated by Jiangmen City Hang Mei Cattle Farm Development Co. Ltd and Macau Meiji Limited.
[5]	Operated by Hang Yu Tai Investment Ltd and ZhongSingNongMu Ltd (Discontinued operation).
[6]	Operated by Sino Agro Food, Inc.

INCOME TAXES (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 31
Deferred tax provision	0	0	0	0
Parent Company [Member]
Provision for income taxes	0	0	0	0	0	0
Capital Award, Capital Stage, Capital Hero [Member]
Provision for income taxes	0	0	0	0	0	0
Tri Way Industries Limited [Member]
Provision for income taxes	0	0	0	0	0	0
Meiji and Apwam [Member]
Provision for income taxes	0	0	0	0	0	0
Jhst, jhmc, hsa, jfd And Sjap [Member]
Provision for income taxes	0	0	0	0
Hsa [Member]
Provision for income taxes					0	31
Jhst, Jfd, Jhmc and Sjap [Member]
Provision for income taxes					$ 0	$ 0

INCOME TAXES (Details Textual)	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2011 Jfd [Member]	Dec. 31, 2011 Hsa [Member]	Dec. 31, 2008 Standard Rate [Member]	Dec. 31, 2008 Revised Rate [Member]
Corporate Income Tax Rate	25.00%
Enterprise Income Tax Rate		25.00%	25.00%	25.00%	33.00%

NET INCOME FROM DISCONTINUED OPERATIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 0	$ 0
Cost of goods sold	0	0
Gross profit	0	0
General and administrative expenses	0	0
Net income from operations	0	0
Interest expense	0	0
Net income before income taxes	0	0
Net income from sale of subsidiaries	0	10,203,951
Net income before income taxes	0	10,203,951
Provision for income taxes	0	0
Net income from discontinued operations	0	10,203,951
Less: Net income attributable to the non - controlling interest	0	0
Net income from discontinued operations attributable to the Sino Agro Food, Inc. and subsidiaries	$ 0	$ 10,203,951

NET INCOME FROM DISCONTINUED OPERATIONS (Details 1) (USD $)	12 Months Ended
Dec. 31, 2011
Consideration received in cash and cash equivalents	$ 704,388
Disposal proceeds receivable of sale of subsidiaries	44,295,612
Total consideration proceeds	$ 45,000,000

NET INCOME FROM DISCONTINUED OPERATIONS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents balance disposed of		$ (3,137,885)
Net cash used in investing activities	$ 0	$ (3,137,885)

NET INCOME FROM DISCONTINUED OPERATIONS (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011
Cash flows from operating activities
Net income for the period					$ 0		$ 0
Adjustments to reconcile net income to net cash from operations:
Depreciation	331,596	125,530	638,671	183,154	443,361		220,810
Amortization			976,294	1,138,176	1,934,909		1,043,181
Changes in operating assets and liabilities:
Increase in inventories			1,842,406	4,618,431	10,037,494		3,018,112
Increase in deposits and prepaid expenses			4,783,140	10,893,566	34,307,276		7,374,355
Increase in other payables			3,608,856	9,426,533	1,482,417		16,748,043
Decrease in accounts receivable			29,425,520	5,173,526	18,142,198		18,250,484
Decrease in other receivables			420,024	839,683	(3,734,623)		3,651,677
Net cash provided by operating activities					0		0
Cash flows from investing activities
Payment for construction in progress			13,596,632	6,626,688	19,185,878		1,346,394
Net cash used in investing activities					0		(3,137,885)
Cash flows from financing activities
Effects on exchange rate changes on cash			(115,206)	1,467,667	121,368		(1,091,240)
Cash and cash equivalents, beginning of period			8,424,265	1,387,908	1,387,908		3,890,026
Cash and cash equivalents, end of period	9,391,449	2,692,365	9,391,449	2,692,365	8,424,265		1,387,908
Supplementary disclosures of cash flow information:
Cash paid for interest			112,010	0	282,320		0
Cash paid for income taxes			0	0	0		31
Non - cash transactions
Disposal proceeds receivable of sale of subsidiaries, HYT and ZX							44,295,612
Discontinued Operations [Member]
Cash flows from operating activities
Net income for the period					0		10,203,951
Adjustments to reconcile net income to net cash from operations:
Depreciation					0		0
Amortization					0		0
Net gain of sale of subsidiaries, HYT and ZX					0		(10,203,951)
Changes in operating assets and liabilities:
Increase in inventories					0		0
Increase in deposits and prepaid expenses					0		0
Increase in other payables					0		0
Decrease in accounts receivable					0		0
Decrease in other receivables					0		0
Net cash provided by operating activities					0		0
Cash flows from investing activities
Net cash outflow on sale of subsidiaries, HYT and ZX					0	[1]	(3,137,885)	[1]
Payment for acquisition of land use rights					0		0
Payment for construction in progress					0		0
Net cash used in investing activities					0		(3,137,885)
Cash flows from financing activities
Net cash provided by financing activities					0		0
Effects on exchange rate changes on cash					0		0
(Decrease) increase in cash and cash equivalents					0		(3,137,885)
Cash and cash equivalents, beginning of period				0	0		3,137,885
Cash and cash equivalents, end of period					0		0
Supplementary disclosures of cash flow information:
Cash paid for interest					0		0
Cash paid for income taxes					0		0
Non - cash transactions
Disposal proceeds receivable of sale of subsidiaries, HYT and ZX					$ 0		$ 44,295,612

[1]	Please refer "NET INCOME FROM DISCONTINUED OPERATIONS (Details 2)"

NET INCOME FROM DISCONTINUED OPERATIONS (Details Textual) (Hyt Group [Member], USD $)	12 Months Ended
Dec. 31, 2011
Hyt Group [Member]
Percentage Of Equity Interest Sold	100.00%
Proceeds from Sale of Available-for-sale Securities, Equity	$ 45,000,000

DIVIDENDS (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash dividend 95,130,730 (2011: 51,950,974) outstanding shares of $0.01	$ 0	$ 951,308	$ 155,957
Deferred dividend 91,931,287 outstanding shares of $0.01 (2011: 0)	3,146,987	3,146,987	0
Dividends Payable		$ 4,076,968	$ 519,509

DIVIDENDS (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2011	Oct. 10, 2011	Dec. 26, 2012 Cash Dividend [Member]	Oct. 30, 2011 Cash Dividend [Member]	Dec. 26, 2012 Deferred Dividend [Member]	Oct. 30, 2011 Deferred Dividend [Member]
Dividends Payable, Nature	On August 22, 2012, the Companys Board of Directors declared that the Companys stockholders were entitled to receive one share of restricted Series F Non-convertible Preferred Stock for every 100 shares of Common Stock owned by the stockholders as of September 28, 2012, with lesser or greater amounts being rounded up to the nearest 100 shares of common stock for purpose of the computing the dividend.
Dividends Payable, Amount Per Share (in dollars per share)	$ 3.4			$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Dividends Payable, Date of Record	Sep 28, 2012
Dividends Payable, Date to be Paid	May 30, 2014
Common stock, shares oustanding (in shares)	100,004,850	120,173,827	67,034,262		95,130,730	51,950,974	91,931,287	0

CASH AND CASH EQUIVALENTS (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and bank balances	$ 9,391,449	$ 8,424,265	$ 2,692,365	$ 1,387,908	$ 3,890,026

INVENTORIES (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories	$ 18,887,433	$ 17,114,755	$ 4,435,445
Sleepy Cods And Eels [Member]
Inventory, Finished Goods, Gross	5,432,990	4,612,090	0
Bread Grass [Member]
Inventory, Finished Goods, Gross	709,366	1,473,653	449,984
Beef Cattle [Member]
Inventory, Finished Goods, Gross	2,985,965	2,569,659	825,853
Organic Fertilizer [Member]
Inventory, Finished Goods, Gross	702,836	737,166	807,689
Forage For Cattle and Consumable [Member]
Inventory, Finished Goods, Gross	3,144,896	278,900	0
Raw Materials For Bread Grass and Organic Fertilizer [Member]
Inventory, Raw Materials, Gross	5,237,102	6,765,536	1,398,965
HU Plantation [Member]
Inventory, Finished Goods, Gross		0	11,111
Immature Seeds [Member]
Inventory, Finished Goods, Gross	0	677,751	842,313
Unharvested HU Plantation [Member]
Inventory, Finished Goods, Gross	$ 674,278	$ 0	$ 99,530

DEPOSITS AND PREPAID EXPENSES (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deposits for - purchases of equipment	$ 2,059,776	$ 318,192
Deposits for - acquisition of land use rights	7,826,508	7,826,508	4,453,665
Deposits for - inventories purchases	4,940,767	2,228,854	5,190,952
Deposits for - aquaculture contract	6,022,708	7,062,600	3,085,164
Deposits for - building materials	1,281,935	2,000,000	0
Deposits for - proprietary technologies	2,254,839	2,254,839	0
Deposits for - construction in progress	19,658,537	14,423,021	0
Miscellaneous	251,657	4,892,258
Shares issued for employee compensation and overseas professional	90,600	271,800	2,139,057
Temporary deposits paid to entities for investments in future Sino Foreign Joint Venture companies	7,704,670	6,030,785	0
Deposits and prepaid expenses	$ 52,091,997	$ 47,308,857	$ 14,868,838

ACCOUNTS RECEIVABLE (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
0 - 30 days past due	$ 25,564,050	$ 10,813,981	$ 20,061,598
31 - 90 days past due	40,853,659	27,784,784	1,828,058
91 - 120 days past due	15,251,513	6,866,842	2,457,259
over 120 days and less than 1 year past due	704,648	7,482,743	3,185,000
over 1 year past due	0	0	5,936,718
Accounts Receivable Recorded Investment Past Due		52,948,350	33,468,633
Less: amounts reclassified as long term accounts receivable		0	(5,936,718)
Accounts Receivable, Net, Current	$ 82,373,870	$ 52,948,350	$ 27,531,915

ACCOUNTS RECEIVABLE (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Baddebts Written Off	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

OTHER RECEIVABLES (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash advances paid as consideration to acquire investments.	$ 4,657,728	$ 4,657,728
Advanced to employees	206,046	166,722
Advanced to suppliers	573,001	205,088
Miscellaneous	937,497	924,710
Temporary Payments		0	656,092
Due from Employees		0	130,191
Due from third parties		5,954,248	8,902,588
Other receivables	$ 6,374,272	$ 5,954,248	$ 9,688,871

DUE FROM RELATED PARTIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Due from related parties	$ 0	$ 15,820,752
Xi Ming Sun [Member]
Due from related parties	0	5,386,233
Hyt Group [Member]
Due from related parties	$ 0	$ 10,434,519

DUE FROM RELATED PARTIES (Details Textual) (USD $)	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Xi Ming Sun [Member]	Dec. 31, 2011 Xi Ming Sun [Member]	Dec. 31, 2011 Hyt And Zx [Member]
Proceeds From Equity Interest Sold				$ 10,526,095
Percentage Of Equity Interest Sold					100.00%
Refund Of Proceeds From Equity Interest Sold				8,969,078
Settlement Of Land Use Rights Payable In Contra Of Disposal Proceeds Receivable	0	38,056,750		38,056,750
Noncash or Part Noncash Divestiture, Amount of Consideration Received	0	5,386,233	5,386,233
Proceeds from Sale of Available-for-sale Securities, Equity					45,000,000
Due from Related Parties, Current	$ 0	$ 15,820,752	$ 0	$ 5,386,233

PLANT AND EQUIPMENT (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Gross book value	$ 22,698,946	$ 20,987,324	$ 3,265,425
Less: Accumulated depreciation	(1,679,693)	(1,041,022)	(597,660)
Net book value	21,019,253	19,946,302	2,667,765
Plant and Machinery [Member]
Property, Plant and Equipment, Gross book value	3,681,644	3,681,644	1,855,068
Structure and Leasehold Improvements [Member]
Property, Plant and Equipment, Gross book value	15,446,062	15,446,062	27,211
Mature Seeds [Member]
Property, Plant and Equipment, Gross book value	2,660,357	1,369,626	503,663
Furniture and Equipment [Member]
Property, Plant and Equipment, Gross book value	633,370	212,479	773,185
Motor Vehicles [Member]
Property, Plant and Equipment, Gross book value	$ 277,513	$ 277,513	$ 106,298

PLANT AND EQUIPMENT (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Depreciation	$ 331,596	$ 125,530	$ 638,671	$ 183,154	$ 443,361	$ 220,810

CONSTRUCTION IN PROGRESS (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Construction in progress	$ 38,089,142	$ 24,492,510	$ 3,577,869
Oven room for production of dried flowers [Member]
Construction in progress	828,905	828,905	826,359
Office, warehouse and organic fertilizer plant in HSA [Member]
Construction in progress	10,450,518	10,450,518	26,646
Organic fertilizer and bread grass production plant and office building [Member]
Construction in progress	13,228,105	7,921,105	2,724,864
Rangeland for beef cattle and office building [Member]
Construction in progress	5,291,982	5,291,982	0
Cattle houses, office building and staff quarter in SJAP [Member]
Construction in progress	$ 8,289,632	$ 0

LAND USE RIGHTS (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost	$ 60,045,896	$ 58,630,950	$ 57,845,574	$ 18,776,139
Less: Accumulated amortisation	(3,666,041)	(2,897,704)	(1,338,104)
Net carrying amount	$ 56,379,855	$ 55,733,246	$ 56,507,470

LAND USE RIGHTS (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013
Balance at begining	$ 57,845,574	$ 18,776,139	$ 60,045,896
Exchange adjustment	257,137	716,307
Balance at ending	58,630,950	57,845,574	60,045,896
Enping City, Guangdong Province, PRC [Member]
Acquisition during period		12,365,293
Leasehold Expiration Period		2037
Linli County, Hunan Province, PRC [Member]
Acquisition during period		35,405,750
Leasehold Expiration Period		2051, 2054 and 2071
Huebi Province, PRC [Member] | Acquired in 2007 [Member]
Less:disposal upon sale of a subsidiary,ZX		(6,194,505)
Leasehold Acquisition Period		2007
Huebi Province, PRC [Member] | Acquired in 2010 [Member]
Less:disposal upon sale of a subsidiary,ZX		(3,223,411)
Leasehold Acquisition Period		2010
Xining city, Qinghai Province, PRC [Member]
Acquisition during period	$ 528,240
Leasehold Expiration Period	2051

LAND USE RIGHTS (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended									6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended											6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2007 Guangdong First Lot [Member] acre	Dec. 31, 2008 Second Lot [Member] acre	Dec. 31, 2007 Second Lot [Member] acre	Dec. 31, 2011 Third Lot [Member] acre	Dec. 31, 2008 Third Lot [Member] acre	Dec. 31, 2011 Fourth Lot [Member] acre	Dec. 31, 2010 Fourth Lot [Member] acre	Dec. 31, 2012 Fifth Lot [Member] acre	Dec. 31, 2011 Fifth Lot [Member] acre	Jun. 30, 2013 Sixth Lot [Member] acre	Dec. 31, 2011 Sixth Lot [Member] acre	Dec. 31, 2012 Seventh Lot [Member] acre	Dec. 31, 2012 Use Rights [Member]	Dec. 31, 2011 Use Rights [Member]	Jun. 30, 2013 Use Rights [Member] Minimum [Member]	Dec. 31, 2012 Use Rights [Member] Minimum [Member]	Jun. 30, 2013 Use Rights [Member] Maximum [Member]	Dec. 31, 2012 Use Rights [Member] Maximum [Member]	Dec. 31, 2007 Use Rights [Member] Guangdong First Lot [Member]	Dec. 31, 2007 Use Rights [Member] First Lot [Member] acre	Dec. 31, 2008 Use Rights [Member] Second Lot [Member]	Dec. 31, 2007 Use Rights [Member] Second Lot [Member]	Dec. 31, 2011 Use Rights [Member] Third Lot [Member]	Dec. 31, 2008 Use Rights [Member] Third Lot [Member]	Dec. 31, 2011 Use Rights [Member] Fourth Lot [Member]	Dec. 31, 2010 Use Rights [Member] Fourth Lot [Member]	Dec. 31, 2012 Use Rights [Member] Fifth Lot [Member]	Dec. 31, 2011 Use Rights [Member] Fifth Lot [Member]	Jun. 30, 2013 Use Rights [Member] Sixth Lot [Member]	Dec. 31, 2011 Use Rights [Member] Sixth Lot [Member]	Dec. 31, 2012 Use Rights [Member] Seventh Lot [Member]
Finite-Lived Intangible Asset, Useful Life																			30 years	30 years	60 years	60 years
Payments to Acquire Land Held-for-use																							$ 6,408,289	$ 6,194,505	$ 764,128	$ 6,408,289	$ 7,042,831	$ 764,128	$ 35,405,750	$ 3,223,411	$ 528,240	$ 12,040,571	$ 528,240	$ 35,405,750	$ 528,240
Amortization of Leased Asset	$ 539,677	$ 642,905	$ 768,337	$ 944,176													$ 1,599,600	$ 732,946						$ 6,194,505						$ 3,223,411
Area of Land					180.23	31.84	180.23	52.46	31.84	287.21	825	21.09	93.64	41.8	287.21	21.09								1,985.06
Leasehold Expiration Period					lease expiring in 2067	lease expiring in 2068	lease expiring in 2067	lease expiring in 2037	lease expiring in 2068	leases expire in 2051, 2054 and 2071	lease expiring in 2066	leases expire in 2051	lease expiring in 2031 and 2037	leases expire in 2051	leases expire in 2061	leases expire in 2051								leaseholds expiring in 2036, 2051, 2067 and 2077

PROPRIETARY TECHNOLOGIES (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Proprietary technologies	$ 9,512,258	$ 9,512,258	$ 8,000,000
Less: Accumulated amortization	(1,605,591)	(1,397,634)	(1,022,325)
Net carrying amount	$ 7,906,667	$ 8,114,624	$ 6,977,675

PROPRIETARY TECHNOLOGIES (Details Textual) (USD $)	6 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Developed Technology Rights [Member]	Jun. 30, 2012 Developed Technology Rights [Member]	Jun. 30, 2013 Developed Technology Rights [Member]	Jun. 30, 2012 Developed Technology Rights [Member]	Dec. 31, 2012 Developed Technology Rights [Member]	Dec. 31, 2011 Developed Technology Rights [Member]	Dec. 31, 2012 Royalty Agreements [Member] Meiji [Member]	Dec. 31, 2008 Patents [Member] Tri Way Industries Limited [Member]
Acquisition of proprietary technologies	$ 0	$ 1,500,000	$ 1,500,000	$ 0							$ 1,500,000	$ 8,000,000
Amortization of Intangible Assets					$ 98,750	$ 145,500	$ 207,957	$ 194,000	$ 375,309	$ 310,235

GOODWILL (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill from acquisition	$ 724,940	$ 724,940	$ 724,940
Less: Accumulated impairment losses	0	0	0
Net carrying amount	$ 724,940	$ 724,940	$ 724,940

UNCONSOLIDATED EQUITY INVESTEE (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Investment in unconsolidated joint venture	$ 0	$ 1,258,607

UNCONSOLIDATED EQUITY INVESTEE (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Meiji [Member]	Dec. 31, 2012 Jiang Men City A Power Fishery Development Co Limited [Member]	Apr. 02, 2012 Jiang Men City A Power Fishery Development Co Limited [Member]	Jan. 02, 2012 Jiang Men City A Power Fishery Development Co Limited [Member]	Dec. 31, 2011 Jiang Men City A Power Fishery Development Co Limited [Member]	Nov. 17, 2011 Jiang Men City A Power Fishery Development Co Limited [Member] Tri Way Industries Limited [Member]	Feb. 11, 2011 Enping City Bi Tao A Power Prawn Culture Development Co Limited [Member] Capital Award Inc [Member]	Sep. 30, 2012 Enping City Bi Tao A Power Fishery Development Co Limited [Member]	Nov. 17, 2011 Enping City Bi Tao A Power Fishery Development Co Limited [Member]	Nov. 17, 2011 Enping City Bi Tao A Power Fishery Development Co Limited [Member] Tri Way Industries Limited [Member]	Feb. 28, 2011 Enping City Bi Tao A Power Fishery Development Co Limited [Member] Tri Way Industries Limited [Member]	Jan. 31, 2012 Enping City A Power Cattle Farm Co Limited [Member]	Apr. 15, 2011 Enping City A Power Cattle Farm Co Limited [Member] Meiji [Member]
Percentage Of Right To Bo Acquire Minority Interest In Joint Venture					75.00%				75.00%
Percentage Of Minority Interest In Joint Ventures								25.00%			25.00%		25.00%		25.00%
Percentage Of Withdrawal Of Minority Interest In Joint Venture										25.00%		25.00%
Percentage Of Addition Minority Interest In Joint Ventures					25.00%	25.00%
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable				$ 1,662,365
Equity Method Investments	$ 0	$ 1,258,607	$ 130,000		$ 1,702,580		$ 1,258,607			$ 2,944,176				$ 1,076,489

VARIABLE INTEREST ENTITY (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Qinghai Sanjiang Power Agriculture Co Limited [Member]	Dec. 31, 2012 Qinghai Sanjiang Power Agriculture Co Limited [Member]
Unconsolidated equity investee		$ 0	$ 1,258,607	$ 2,251,359	$ 2,251,359
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	45.00%

LICENSE RIGHTS (Details Textual)	1 Months Ended
Aug. 31, 2006
Number Of Units Covered Under License Fee	500 units

OTHER PAYABLES (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Due to third parties	$ 664,865	$ 877,259	$ 10,794,449
Promissory notes issued to third parties	4,477,414	3,352,394	0
Convertible notes payable	0	232,000	0
Due to local government	2,192,825	2,192,825	0
Due to employees and others		0	1,114,848
Land Use Rights Payable		0	58,851
Miscellaneous	2,924,074	0
Other Liabilities, Current	$ 10,259,178	$ 6,654,478	$ 11,968,148

DUE TO THIRD PARTIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Due to third parties	$ 0	$ 867,413

CONSTRUCTION CONTRACT (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Costs and estimated earnings in excess of billings on uncompleted contract	$ 922,375	$ 2,790,084	$ 1,962,119
Long Term Contracts Or Programs One [Member]
Billings	(5,965,253)	(9,725,618)	19,066,400
Less: Costs	2,505,402	3,755,046	(8,249,145)
Estimated earnings	4,746,626	8,307,452	(8,855,136)
Costs and estimated earnings in excess of billings on uncompleted contract	1,286,775	2,336,880	1,962,119
Long Term Contracts Or Programs Two [Member]
Billings	14,916,618	9,810,427	(2,405,640)
Less: Costs	(4,302,086)	(1,886,705)	887,540
Estimated earnings	(9,692,157)	(5,133,638)	1,974,204
Costs and estimated earnings in excess of billings on uncompleted contract	922,375	2,790,084	456,104
Long Term Contracts Or Programs Three [Member]
Billings	(20,881,871)	(19,536,045)	21,472,040
Less: Costs	6,807,488	5,641,751	(9,136,685)
Estimated earnings	14,438,783	13,441,090	(10,829,340)
Costs and estimated earnings in excess of billings on uncompleted contract	$ 364,400	$ (453,204)	$ 1,506,015

BORROWINGS (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Short term bank loan	$ 2,265,849		$ 3,181,927		$ 0
Long term debts	178,031		175,006		0
Agricultural Bank Of China Huang Yuan Country Branch Prc [Member]
Interest rate	6.00%		6.00%
Term	Aug 8, 2012		Aug 8, 2012
Debt Instrument, Maturity Date	Aug 29, 2013		Aug 29, 2013
Short term bank loan	2,265,849	[1],[2]	3,181,927	[1],[3]	0
Bo Huang Country [Member]
Interest rate	12.22%		12.22%
Term	Jun 1, 2012		Jun 1, 2012
Debt Instrument, Maturity Date	Jun 30, 2017		Jun 30, 2017
Long term debts	$ 178,031		$ 175,006		$ 0

[1]	personal and corporate guaranteed by third parties.
[2]	secured by land use rights with net carrying amount of $515,186.
[3]	secured by land use rights with net carrying amount of $528,240.

BORROWINGS (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Book Value Of Land Held For Use	$ 515,186	$ 528,240

SHAREHOLDERS' EQUITY (Details Textual) (USD $)	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended										1 Months Ended	12 Months Ended						12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Aug. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Common Stock [Member]	Jun. 30, 2013 Common Stock [Member]	Jun. 30, 2013 Common Stock [Member]	Jun. 30, 2012 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Jun. 30, 2013 Common Stock [Member] Maximum [Member]	Jun. 30, 2013 Common Stock [Member] Maximum [Member]	Jun. 30, 2012 Common Stock [Member] Maximum [Member]	Dec. 31, 2012 Common Stock [Member] Maximum [Member]	Dec. 31, 2011 Common Stock [Member] Maximum [Member]	Jun. 30, 2013 Common Stock [Member] Minimum [Member]	Jun. 30, 2013 Common Stock [Member] Minimum [Member]	Jun. 30, 2012 Common Stock [Member] Minimum [Member]	Dec. 31, 2012 Common Stock [Member] Minimum [Member]	Dec. 31, 2011 Common Stock [Member] Minimum [Member]	Dec. 31, 2012 Treasury Stock [Member]	Dec. 31, 2011 Treasury Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]	Jun. 30, 2013 Series A Preferred Stock [Member]	Mar. 31, 2013 Series A Preferred Stock [Member]	Mar. 22, 2010 Series A Preferred Stock [Member]	Jun. 30, 2010 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Jun. 30, 2013 Series B Convertible Preferred Stock [Member]	Mar. 27, 2013 Series B Convertible Preferred Stock [Member]	Jun. 26, 2010 Series B Convertible Preferred Stock [Member]	Mar. 22, 2010 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series F Non Convertible Preferred Stock [Member]	Dec. 31, 2011 Series F Non Convertible Preferred Stock [Member]	Jun. 30, 2013 Series F Non Convertible Preferred Stock [Member]
Preferred stock, shares authorized		10,000,000		10,000,000		10,000,000		10,000,000	10,000,000																			100	100		100	100	100		10,000,000	10,000,000	10,000,000			7,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in dollars per share)		$ 0.001		$ 0.001		$ 0.001		$ 0.001	$ 0.001																			$ 0.001	$ 0.001		$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, share issued		10,000,100		0		0		10,000,100	7,000,100																			100	100		100	100	100		10,000,000	7,000,000	7,000,000	7,000,100	7,000,000		0	0	0
Share Issue Price									$ 0.895											$ 1.5					$ 0.5								$ 1						$ 1		$ 1
Share Issue Price One																$ 0.49	$ 0.527	$ 0.527	$ 0.71		$ 0.37	$ 0.37	$ 0.37	$ 0.4
Shares Issued For Cash																																	$ 100
Preferred stock, share outstanding		10,000,100		0		0		10,000,100	7,000,100																			100	100		100	100			10,000,000	7,000,000	7,000,000	7,000,100			0	0	0
Preferred Stock, Voting Rights																														Each outstanding share of the Series A Preferred Stock shall represent its proportionate share of the 80%
Issue of common stock for settlement of debts, Value											4,777,277	10,793,415	6,946,250	18,193,714	12,499,902
Issue of common stock for settlement of debts, shares											9,824,239	20,168.977	20,168,977	32,064,588	15,619,397											0	0	0	0						0	0					0	0
Stock Repurchased During Period, Shares															8,620,000												1,000,000							7,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			100,000						2,760,729					906,000	2,760,729
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Price Of Stock														$ 0.4						$ 1.01					$ 0.895
Sharebased Compensation Arrangement By Sharebased Payment Award Shares Issued In Period Value														362,400	2,667,114
Preferred Stock, Redemption Price Per Share																																									$ 3.4		$ 3.4
Share Exchange Agreement Shares Exchangable										3,000,000																									3,000,000
Common Stock Shares Authorized Pre Amendment		100,000,000
Common Stock Shares Authorized Post Amendment		130,000,000
Common stock, shares issued		100,004,850		120,173,827		120,173,827		100,004,850	67,034,262
Common stock, shares oustanding		100,004,850		120,173,827		120,173,827		100,004,850	67,034,262
Number Of Preferred Stock Shares Cancelled																																						3,000,000
Gain on extinguishment of debts				498,025	562,361	1,051,013	817,513	1,666,386	987,518
Maximum Aggregate Gross Proceeds From Issuance Initial Public Offering Authorized	26,250,000
Description Of Public Offering	On March 28, 2013, the Company filed a prospectus related to a public offering of Common Stock of the Company for maximum aggregate gross proceeds of $26,250,000 within a period not to exceed 180 days from the date of this prospectus.
Purchases of treasury stock									1,250,000						0												1,250,000		0							0						0
Treasury Stock Acquired, Average Cost Per Share																											$ 1.25
Stock Repurchased During Period, Value															1,579,400
Share Purchase Price																				$ 0.78					$ 0.01
Stock Issued During Period, Shares, Issued For Services			806,000						1,800,000
Stock Issued During Period, Value, Issued for Services									$ 1,620,000

CONVERTIBLE NOTES PAYABLE (Details Textual) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Convertible Notes Payable [Member]	Jun. 30, 2013 Convertible Notes Payable [Member]
Debt Instrument, Face Amount				$ 460,000
Interest rate				12.00%
Debt Instrument, Convertible, Terms of Conversion Feature				Under the terms of the notes, the holder of the note has the option to convert the note to common shares at a discount of 15% from the average market price of the lowest three trading prices for the common stock during the ten trading days prior to the conversion date.
Warrants Issued During Period Number Of Warrants				842,500
Warrants Issued During Period Exercise Price Of Warrants				$ 0.5
Debt Instrument, Unamortized Discount				178,867
Convertible notes payable	0	232,000	0
Interest Payable, Current				$ 9,764	$ 0

WARRANTS (Details) (Stock Warrants [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stock Warrants [Member]
Expected annual dividend rate	0.00%	0.00%
Weighted average exercise price	$ 0.5	$ 0.5
Risk-free interest rate	2.00%	2.00%
Average expected life	6 months	6 months
Expected volatility of common stock	80.00%	80.00%
Forfeiture rate	0.00%	0.00%

WARRANTS (Details 1) (Warrant [Member], USD $)	Jun. 30, 2013	Dec. 31, 2012
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number		385,500
January 8 2013 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Exercise Price		$ 0.5
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number		150,000
February 15 2013 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Exercise Price		$ 0.5
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number		78,500
April 9 2013 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Exercise Price	$ 0.5	$ 0.5
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number	0	157,000

WARRANTS (Details 2) (Stock Warrants [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stock Warrants [Member]
Numbers of warrant outstanding at Begining Balance	0	0
Numbers of warrant issued	385,000	842,000
Numbers of warrant exercised	0	0
Numbers of warrant Expired	(385,000)	(457,000)
Numbers of warrants outstanding at Ending Balance	0	0
Exercise price, outstanding at Begining Balance	$ 0	$ 0
Exercise price, Issued	$ 0.5	$ 0.5
Exercise price, Exercised	$ 0	$ 0
Exercise price, Expired	$ 0	$ 0

WARRANTS (Details Textual) (Convertible Notes Payable [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Convertible Notes Payable [Member]
Debt Instrument, Face Amount		$ 460,000
Interest rate		12.00%
Debt Instrument, Convertible, Terms of Conversion Feature		Under the terms of the notes, the holder of the note has the option to convert the note to common shares at a discount of 15% from the average market price of the lowest three trading prices for the common stock during the ten trading days prior to the conversion date.
Warrants Issued During Period Number Of Warrants		842,500
Warrants Issued During Period Exercise Price Of Warrants		$ 0.5
Warrants Discount	36,113	36,113
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 52,118	$ 52,118

OBLIGATION UNDER OPERATING LEASES (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Year ended December 31, 2013	$ 76,004	$ 156,401
Year ended December 31, 2014	85,038	87,843
Thereafter	0	0
Total	$ 161,042	$ 244,244

OBLIGATION UNDER OPERATING LEASES (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating Leases, Rent Expense	$ 38,002	$ 14,150	$ 75,052	$ 28,300	$ 155,119	$ 64,256
Agriculture Land [Member]
Area of Land	2,178		2,178		2,178
Operating Leases Rent Periodic Payment			512		512
Operating Leases Rent Frequency Of Periodic Payment			monthly		monthly
Lease Expiration Date			Mar 31, 2014		Mar 31, 2014
Office Space One [Member]
Area of Land	5,081		5,081		2,300
Operating Leases Rent Periodic Payment			11,838		4,238
Operating Leases Rent Frequency Of Periodic Payment			monthly		monthly
Lease Expiration Date			Jul 8, 2014		Oct 15, 2012
Office Space Two [Member]
Area of Land					5,081
Operating Leases Rent Periodic Payment					11,838
Operating Leases Rent Frequency Of Periodic Payment					monthly
Lease Expiration Date					Jul 8, 2014
Staff Quarter One [Member]
Area of Land	1,555		1,555		1,555
Operating Leases Rent Periodic Payment			159		159
Operating Leases Rent Frequency Of Periodic Payment			monthly		monthly
Lease Expiration Date			Jan 23, 2013		Jan 23, 2013
Staff Quarter Two [Member]
Area of Land	1,555		1,555		1,555
Operating Leases Rent Periodic Payment			$ 159		$ 159
Operating Leases Rent Frequency Of Periodic Payment			monthly		monthly
Lease Expiration Date				May 1, 2014	May 1, 2014

BUSINESS COMBINATION (Details) (JFD [Member], USD $)	Apr. 02, 2012	Jan. 02, 2012
JFD [Member]
Net assets at fair value acquired:
Property, plant and equipment	$ 33,535	$ 34,919
Construction in progress	4,499,376	4,495,306
Inventories	1,970,387	1,838,337
Accounts receivable	1,337,519
Business Acquisition, Purchase Price Allocation, Assets Acquired	7,840,817	6,368,562
Less: Other payables	(292,663)	(92,603)
Accounts payable	(1,230,096)
Non-controlling interest	(1,702,580)	(3,324,729)
Held by the Company, 25% (on January 1, 2012) & 50% (on April 1, 2012)	(3,405,159)	(1,662,365)
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net	1,210,319	1,288,865
Satisfied by
Purchase consideration	1,702,580	1,662,365
Less: Cash acquired	(492,261)	(373,500)
Business Combination, Consideration Transferred	$ 1,210,319	$ 1,288,865

BUSINESS COMBINATION (Details 1) (JHMC [Member], USD $)	Sep. 30, 2012
JHMC [Member]
Net assets at fair value acquired:
Property, plant and equipment	$ 512,450
Construction in progress	4,177,007
Inventory	671,429
Business Acquisition, Purchase Price Allocation, Assets Acquired	5,360,886
Less: Non - controlling interest	(1,340,221)
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net	4,020,665
Satisfied by
Purchase consideration	$ 4,020,665

BUSINESS COMBINATION (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 54,400,329	$ 25,348,287	$ 109,508,080	$ 41,328,303	$ 138,613,639	$ 51,879,903
Net income from continuing operations	14,330,940	10,290,022	30,709,712	15,961,484	57,545,832	15,691,032
Net income from discontinued operations					0	10,203,951
Total net income from continuing and discontinued operations	14,330,940	10,290,022	30,709,712	15,961,484	57,545,832	25,894,983
From continuing and discontinued operations Earning per share
Basic (in dollars per share)	$ 0.13	$ 0.14	$ 0.28	$ 0.22	$ 0.7	$ 0.43
Diluted (in dollars per share)	$ 0.12	$ 0.13	$ 0.27	$ 0.2	$ 0.63	$ 0.39
From continuing operations Earning per share
Basic (in dollars per share)					$ 0.7	$ 0.26
Diluted (in dollars per share)					$ 0.63	$ 0.23
Pro Forma [Member]
Revenue					128,725,067	47,718,758
Net income from continuing operations					50,655,603	14,041,347
Net income from discontinued operations					0	10,203,951
Total net income from continuing and discontinued operations					$ 50,655,603	$ 24,245,298
From continuing and discontinued operations Earning per share
Basic (in dollars per share)					$ 0.68	$ 0.4
Diluted (in dollars per share)					$ 0.55	$ 0.36
From continuing operations Earning per share
Basic (in dollars per share)					$ 0.68	$ 0.23
Diluted (in dollars per share)					$ 0.55	$ 0.21

BUSINESS COMBINATION (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 Ecf [Member]	Nov. 17, 2011 Ecf [Member]	Jun. 30, 2013 JHMC [Member]	Sep. 30, 2012 JHMC [Member]	Sep. 17, 2012 JHMC [Member]	Jun. 30, 2013 Jiang Men City Power A Fishery Developments Co Limited [Member]	Dec. 31, 2012 Jiang Men City Power A Fishery Developments Co Limited [Member]	Apr. 02, 2012 Jiang Men City Power A Fishery Developments Co Limited [Member]	Jan. 02, 2012 Jiang Men City Power A Fishery Developments Co Limited [Member]	Dec. 31, 2011 Jiang Men City Power A Fishery Developments Co Limited [Member]	Nov. 17, 2011 Jiang Men City Power A Fishery Developments Co Limited [Member] Tri Way Industries Limited [Member]	Sep. 30, 2012 Enping City Bi Tao A Power Fishery Development Co Limited [Member]	Nov. 17, 2011 Enping City Bi Tao A Power Fishery Development Co Limited [Member]	Nov. 17, 2011 Enping City Bi Tao A Power Fishery Development Co Limited [Member] Tri Way Industries Limited [Member]	Feb. 28, 2011 Enping City Bi Tao A Power Fishery Development Co Limited [Member] Tri Way Industries Limited [Member]	Jan. 31, 2012 Enping City Power Cattle Farm Co Limited [Member]
Percentage Of Minority Interest In Joint Ventures						75.00%					50.00%		25.00%		25.00%		25.00%
Equity Method Investments	$ 0	$ 1,258,607	$ 2,944,176		$ 400,000		$ 4,020,665			$ 1,702,580	$ 1,702,580	$ 1,258,607		$ 2,944,176				$ 1,076,489
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable											$ 1,662,365
Percentage Of Addition Minority Interest In Joint Ventures						75.00%			25.00%	25.00%	25.00%
Percentage Of Withdrawal Of Minority Interest In Joint Venture			25.00%	25.00%										25.00%		25.00%
Percentage Of Right To Bo Acquire Minority Interest In Joint Venture								75.00%	75.00%

STOCK BASED COMPENSATION (Details Textual) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	100,000						2,760,729
Stock Issued During Period, Shares, Issued for Services	806,000						1,800,000
Stock Issued During Period Shares Issued For Services Market Price Offering Date (in dollars per share)	$ 0.4						$ 0.895
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount		$ 90,600	$ 1,069,529	$ 181,200	$ 2,139,058	$ 2,229,657	$ 4,278,114
Allocated Share-based Compensation Expense				90,600		271,800	2,139,057
Deferred Compensation Share-based Arrangements, Liability, Current		90,600		90,600		271,800	2,139,057
Employee Benefits and Share-based Compensation				$ 2,501,457	$ 4,278,114	$ 2,501,457
Maximum [Member]
Stock Issued During Period Shares Issued For Services Market Price Offering Date (in dollars per share)							$ 1
Minimum [Member]
Stock Issued During Period Shares Issued For Services Market Price Offering Date (in dollars per share)							$ 0.895

GAIN ON EXTINGUISHMENT OF DEBTS (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Gain on extinguishment of debts	$ 498,025	$ 562,361	$ 1,051,013	$ 817,513	$ 1,666,386	$ 987,518

RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013
Due from Related Parties, Current	$ 0	$ 15,820,752
Billings in excess of costs and estimated earnings on uncompleted contracts	2,790,084	1,962,119	922,375
Settlement Of Land Use Rights Payable In Contra Of Disposal Proceeds Receivable	0	38,056,750
Zx [Member]
Percentage Of Equity Interest Sold		100.00%
Proceeds from Sale of Available-for-sale Securities, Equity		45,000,000
Xiang Jun Fang [Member]
Due to Related Parties, Current	0	1,413
Yue Xiong He [Member]
Due to Related Parties, Current	0	800,000
Xi Ming Sun [Member]
Due from Related Parties, Current	0	5,386,233
Settlement Of Land Use Rights Payable In Contra Of Disposal Proceeds Receivable		38,056,750
Solomon Yip Kun Lee [Member]
Due to Related Parties, Current	3,345,803	289,764	3,257,085
Jiang Men City Power Fishery Development Co Limited [Member]
Billings in excess of costs and estimated earnings on uncompleted contracts	0	1,484,320
Jiang Men City Power Fishery Development Co Limited [Member] | Fishery Farm Contract [Member]
Contract Value		5,906,956
Contract Revenue		3,181,774
Enping City Bi Tao A Power Prawn Culture Development Co Limited [Member]
Billings in excess of costs and estimated earnings on uncompleted contracts	0	225,835
Enping City Bi Tao A Power Prawn Culture Development Co Limited [Member] | Prawn Farm Contract [Member]
Contract Value		8,740,980
Contract Revenue		4,021,554
Jiangmen Hang Meiji Cattle Farm Development Co Limited [Member]
Billings in excess of costs and estimated earnings on uncompleted contracts	0	251,964
Jiangmen Hang Meiji Cattle Farm Development Co Limited [Member] | Cattle Farm Contract [Member]
Contract Value		4,418,464
Contract Revenue		1,651,808
Dongguan City Shenghua Power Agriculture Development Co Ltd [Member]
Due to Related Parties, Current	0	66,000
Hang Yu Tai Investment Ltd [Member]
Due from Related Parties, Current	0	10,434,519
Capital Adventures Inc [Member]
Shares Acquired In Related Party Transactions		7,000,000
Shares Acquired Value In Related Party Transactions		$ 396,400

EARNINGS PER SHARE (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
BASIC
Net income of continued operation used in computing basic earnings per share					$ 57,545,832	$ 156,910,322
Basic earnings per share (in dollars per share)					$ 0.7	$ 0.26
Basic weighted average shares outstanding					82,016,910	60,158,210
DILUTED
Net income of continued operation used in computing basic earnings per share					57,545,832	15,691,032
Basic earnings per share (in dollars per share)					$ 0.63	$ 0.23
Basic weighted average shares outstanding					82,016,910	60,158,210
Add: weight average Series B Convertible preferred shares outstanding					7,000,000	7,000,000
Diluted weighted average shares outstanding					89,016,910	67,158,210
BASIC
Net income of continued and discontinued operation used in computing basic earnings per share	14,330,940	10,290,022	30,709,712	15,961,484	57,545,832	25,894,983
Basic earnings per share (in dollars per share)	$ 0.13	$ 0.14	$ 0.28	$ 0.22	$ 0.7	$ 0.43
Basic weighted average shares outstanding	115,366,595	73,836,392	110,403,819	71,312,129	82,016,910	60,158,210
DILUTED
Net income of continued and discontinued operation used in computing basic earnings per share	$ 14,330,940	$ 10,290,022	$ 30,709,712	$ 15,961,484	$ 57,545,832	$ 25,894,983
Basic earnings per share (in dollars per share)	$ 0.12	$ 0.13	$ 0.27	$ 0.2	$ 0.63	$ 0.39
Basic weighted average shares outstanding	115,366,595	73,836,392	110,403,819	71,312,129	82,016,910	60,158,210
Add: weight average Series B Convertible preferred shares outstanding	7,000,000	7,000,000	8,607,734	7,000,000	7,000,000	7,000,000
Diluted weighted average shares outstanding	122,366,595	80,836,392	117,403,819	78,312,129	92,016,910	67,158,210

EARNINGS PER SHARE (Details Textual)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	457,000	0	457,000

RESTATEMENT OF CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income from continuing operations	$ 38,184,241	$ 17,947,404	$ 63,252,540	$ 21,062,278
Adjustments to reconcile net income from continuing operations to net cash from operations:
Depreciation	638,671	183,154	443,361	220,810
Amortization	976,294	1,138,176	1,934,909	1,043,181
Gain on extinguishment of debts	(1,051,013)	(817,513)	(1,666,386)	(987,518)
Common stock issued for services and employee's compensation	181,200	2,139,057	2,229,657	2,139,057
Changes in operating assets and liabilities:
Increase in inventories	(1,842,406)	(4,618,431)	(10,037,494)	(3,018,112)
Increase in deposits and prepaid expenses	(4,783,140)	(10,893,566)	(34,307,276)	(7,374,355)
Decrease (increase) in due to a director	8,264,907	346,076	12,239,470	(6,313,966)
Increase in accounts payable and accrued expenses	2,606,191	(509,997)	3,330,443	833,667
Increase in other payables	3,608,856	9,426,533	1,482,417	16,748,043
Increase in accounts receivable	(29,425,520)	(5,173,526)	(18,142,198)	(18,250,484)
Increase in cost and estimated earnings in excess of billings on uncompleted contracts	1,050,105	(1,966,711)	(1,880,776)	(456,104)
Increase in billings on uncompleted contracts in excess of costs and estimated earnings	(1,867,709)	578,889	827,965	1,962,119
Increase in due from related parties				0
Decrease (increase) in due to related parties				643,529
Decrease (increase) in other receivables	(420,024)	(839,683)	3,734,623	(3,651,677)
Net cash provided by operating activities	16,120,653	9,887,541	38,394,594	4,600,468
Cash flows from investing activities
Purchases of property and equipment	(490,323)	(20,423)	(10,756,744)	(252,346)
Proceeds of disposal of subsidiaries			0	557,700
Investment in unconsolidated equity investee	0	(1,076,489)	0	(1,258,607)
Payment for construction in progress	(13,596,632)	(6,626,688)	(19,185,878)	(1,346,394)
Net cash used in investing activities	(14,086,955)	(11,722,784)	(38,335,971)	(2,299,647)
Cash flows from financing activities
Dividends paid	(951,308)	(134,631)	(134,631)	(573,814)
Net cash (used in) provided by financing activities	(951,308)	1,672,033	6,856,366	(573,814)
Net cash provided by continuing operations			6,914,989	1,727,007
Cash flows from discontinued operations
Net cash provided by operating activities			0	0
Net cash used in investing activities			0	(3,137,885)
Net cash used in financing activities			0	0
Net cash used in discontinued operations			0	(3,137,885)
Effects on exchange rate changes on cash	(115,206)	1,467,667	121,368	(1,091,240)
Increase in cash and cash equivalents	967,184	1,304,457	7,036,357	(2,502,118)
Cash and cash equivalents, beginning of period	8,424,265	1,387,908	1,387,908	3,890,026
Cash and cash equivalents, end of period	9,391,449	2,692,365	8,424,265	1,387,908
Less: cash and cash equivalents at the end of the year - discontinued operation			0	0
Cash and cash equivalents at the end of the year - continuing operations			8,424,265	1,387,908
Scenario, Previously Reported [Member]
Cash flows from operating activities
Net income from continuing operations				21,062,278
Adjustments to reconcile net income from continuing operations to net cash from operations:
Depreciation				220,810
Amortization				1,043,181
Gain on extinguishment of debts				(987,518)
Common stock issued for services and employee's compensation				2,139,057
Changes in operating assets and liabilities:
Increase in inventories				(4,477,682)
Increase in deposits and prepaid expenses				1,499,930
Decrease (increase) in due to a director				(6,313,946)
Increase in accounts payable and accrued expenses				811,258
Increase in other payables				11,798,629
Increase in accounts receivable				(9,567,456)
Increase in cost and estimated earnings in excess of billings on uncompleted contracts				(456,104)
Increase in billings on uncompleted contracts in excess of costs and estimated earnings				1,962,119
Increase in due from related parties				(10,434,519)
Decrease (increase) in due to related parties				643,529
Decrease (increase) in other receivables				(5,721,191)
Net cash provided by operating activities				3,222,375
Cash flows from investing activities
Purchases of property and equipment				(252,346)
Proceeds of disposal of subsidiaries				557,700
Investment in unconsolidated equity investee				(1,258,607)
Payment for construction in progress				(1,346,394)
Net cash used in investing activities				(2,299,647)
Cash flows from financing activities
Dividends paid				(573,814)
Net cash (used in) provided by financing activities				(573,814)
Net cash provided by continuing operations				348,914
Cash flows from discontinued operations
Net cash provided by operating activities				0
Net cash used in investing activities				(3,137,885)
Net cash used in financing activities				0
Net cash used in discontinued operations				(3,137,885)
Effects on exchange rate changes on cash				286,853
Increase in cash and cash equivalents				(2,502,118)
Cash and cash equivalents, beginning of period				3,890,026
Cash and cash equivalents, end of period				1,387,908
Less: cash and cash equivalents at the end of the year - discontinued operation				0
Cash and cash equivalents at the end of the year - continuing operations				1,387,908
Restatement Adjustment [Member]
Changes in operating assets and liabilities:
Increase in inventories				1,459,570	[1]
Increase in deposits and prepaid expenses				(8,874,285)	[2]
Increase in accounts payable and accrued expenses				22,409	[3]
Increase in other payables				4,949,414	[4]
Increase in accounts receivable				(8,683,028)	[5]
Increase in due from related parties				10,434,519	[6]
Decrease (increase) in other receivables				2,069,514	[7]
Cash flows from discontinued operations
Effects on exchange rate changes on cash				$ (1,378,093)	[8]

[1]	HYT's inventories have been excluded from the statement of cash flows.
[2]	HYT's deposits and prepaid expenses of $8,874,285 have been excluded from deposits and prepaid expenses.
[3]	HYT's accounts payable and accrued expenses of $22,409 have been excluded from deposits and prepaid expenses.
[4]	HYT'S other payables have been excluded from the statement of cash flows.
[5]	HYT'S accounts receivable have been excluded from the statement of cash flows.
[6]	HYT's due from related parties have been excluded from the statement of cash flows.
[7]	HYT's other receivables have been excluded from the statement of cash flows.
[8]	The Company has recognized an additional exchange loss due to the correction regarding the HYT disposal.

RESTATEMENT OF CONSOLIDATED STATEMENTS OF CASH FLOWS (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
(Increase) Decrease Deposits and Prepaid Expenses	$ 4,783,140	$ 10,893,566	$ 34,307,276	$ 7,374,355
Increase (Decrease) In Other Current Liabilities	2,606,191	(509,997)	3,330,443	833,667
Restatement Adjustment [Member]
(Increase) Decrease Deposits and Prepaid Expenses				8,874,285	[1]
Increase (Decrease) In Other Current Liabilities				22,409	[2]
Restatement Adjustment [Member] | Hyt [Member]
(Increase) Decrease Deposits and Prepaid Expenses				8,874,285
Increase (Decrease) In Other Current Liabilities				$ 22,409

[1]	HYT's deposits and prepaid expenses of $8,874,285 have been excluded from deposits and prepaid expenses.
[2]	HYT's accounts payable and accrued expenses of $22,409 have been excluded from deposits and prepaid expenses.

SUBSEQUENT EVENTS (Details Textual) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Jun. 30, 2013 Series B Convertible Preferred Stock [Member]	Mar. 27, 2013 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Jun. 26, 2010 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member] Public Offerings Of Common Stocks [Member]	Dec. 31, 2012 Subsequent Event [Member] Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Subsequent Event, Date									Jan 24, 2013	Mar 28, 2013	Mar 27, 2013
Stock Redeemed or Called During Period, Shares				0							3,000,000
Preferred Stock, Shares Issued	0	10,000,100	7,000,100	7,000,000	7,000,000	7,000,100	10,000,000	7,000,000			7,000,100
Preferred Stock, Shares Outstanding	0	10,000,100	7,000,100	7,000,000	7,000,000	7,000,100	10,000,000				7,000,100
Common Stock Maximium Aggregate Gross Proceeds Under Prospectus										$ 26,250,000
Common Stock, Shares Authorized	130,000,000	130,000,000	130,000,000						130,000,000